UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1.	SCHEDULE OF INVESTMENTS.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/12(1)		$494	$—	**
SLM Student Loan Trust, Series 2008-5, Class A2 1.60%, 10/25/16(2)		160	162,577
SLM Student Loan Trust, Series 2008-5, Class A4 2.20%, 7/25/23(2)		215	225,236

Total Asset Backed Securities (Cost $636,776)			387,813

COMMERCIAL MORTGAGE BACKED SECURITIES – 2.0%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 3.11%, 9/25/33(2)		760	742,678
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		1,000	1,080,936
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.40%, 7/15/44(2)		750	819,642
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32(3)		400	369,993
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2 4.08%, 5/10/36		800	838,535
GS Mortgage Securities Corp., Series 2005-GG4, Class AJ 4.78%, 7/10/39		700	600,531
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.39%, 12/15/44(2)		550	594,379
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 6.06%, 4/15/45(2)		500	497,111

	Country Code*	Principal Amount (000)	Value
Morgan Stanley Capital I, Series 2004-T15, Class B 5.45%, 6/13/41(2)		$1,500	$1,517,042

Total Commercial Mortgage Backed Securities (Cost $6,840,640)			7,060,847

CORPORATE DEBT OBLIGATIONS – 54.9%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Corp. 6.38%, 10/15/15		3,000	3,093,750

AUTOMOTIVE – 3.1%
American Honda Finance Corp. 2.38%, 3/18/13(3)		2,500	2,555,517
Ford Motor Credit Co. LLC 3.28%, 1/13/12(2)		2,000	1,998,000
5.63%, 9/15/15		3,000	3,084,957
Hyundai Capital America 3.75%, 4/6/16(3)(4)		3,500	3,485,825

			11,124,299

BANKS – 11.8% Ally Financial, Inc. 7.00%, 2/1/12		300	310,125
8.30%, 2/12/15(3)		2,000	2,180,000
Bank of Nova Scotia 1.45%, 7/26/13(3)	CA	5,000	5,054,070
Barclays Bank PLC 2.50%, 1/23/13	GB	3,000	3,065,154
Canadian Imperial Bank of Commerce 1.45%, 9/13/13	CA	5,000	5,033,375
Countrywide Financial Corp. 6.25%, 5/15/16		325	349,792
HSBC Bank USA NA 4.88%, 8/24/20		3,500	3,650,500
Huntington Capital 6.65%, 5/15/37(2)		300	262,345
Lloyds Banking Group PLC 5.92%, 10/1/15(2)(3)	GB	500	355,000
Lloyds TSB Bank PLC 6.50%, 9/14/20(3)	GB	4,050	4,089,022
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	413,695
Morgan Stanley 5.50%, 7/24/20		3,200	3,296,698
Royal Bank of Scotland PLC 1.03%, 9/29/15(2)	GB	2,500	2,127,915
3.95%, 9/21/15	GB	2,000	2,020,910
UBS AG 2.25%, 8/12/13	CH	5,000	5,050,625

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
UBS Preferred Funding Trust I 8.62%, 10/1/10(2)		$2,200	$2,200,000
Westpac Banking Corp. 1.08%, 4/8/13(2)(3)	AU	3,000	3,000,000

			42,459,226

BROKERAGE – 0.1%
Jefferies Group, Inc. 6.25%, 1/15/36		500	459,084

BUILDING MATERIALS – 0.1%
C10 Capital SPV., Ltd. 6.72%, 12/31/16(2)(3)	VG	650	423,963

CABLE – 0.5% DIRECTV Holdings LLC 7.63%, 5/15/16		1,000	1,115,000
Time Warner Entertainment Co. 10.15%, 5/1/12		500	566,826

			1,681,826

DIVERSIFIED – 0.9%
Noble Group Ltd. 4.88%, 8/5/15(3)	BM	3,000	3,103,725

ELECTRIC UTILITIES – 5.6%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(3)		1,500	1,551,496
8.25%, 4/15/12(3)		750	809,954
Ameren Corp. 8.88%, 5/15/14		4,000	4,633,744
Centerpoint Energy, Inc. 6.50%, 5/1/18		750	870,524
CMS Energy Corp. 4.25%, 9/30/15		5,000	5,043,140
Enel Finance International SA 5.13%, 10/7/19(3)	LU	2,000	2,121,052
Georgia Power Co. 0.61%, 3/15/13(2)		2,500	2,507,440
PSEG Energy Holdings, Inc. 8.50%, 6/15/11		200	204,331
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,329,749

			20,071,430

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%
Jabil Circuit, Inc. 7.75%, 7/15/16		1,000	1,096,250

FINANCIALS – 5.2%
Allied Capital Corp. 6.00%, 4/1/12		500	510,311
Caisse centrale Desjardins du Quebec 1.70%, 9/16/13(3)	CA	5,000	5,036,210
Discover Financial Services 6.45%, 6/12/17		2,650	2,850,626

	Country Code*	Principal Amount (000)	Value
GATX Corp. 4.75%, 5/15/15		$2,000	$2,138,394
General Electric Capital Corp. 1.88%, 9/16/13		5,000	5,015,040
International Lease Finance Corp. 8.63%, 9/15/15(3)		3,000	3,210,000

			18,760,581

FOOD, BEVERAGES & RESTAURANTS – 1.0%
Corn Products International, Inc. 4.63%, 11/1/20		3,500	3,580,356

GAMING – 0.6% Mashantucket Western Pequot Tribe 8.50%, 11/15/15(1)(3)		1,000	150,000
MGM Resorts International 11.13%, 11/15/17		1,000	1,138,750
Wynn Las Vegas Capital Corp. 7.75%, 8/15/20(3)		1,000	1,055,000

			2,343,750

GAS & PIPELINE UTILITIES – 1.7%
Enterprise Products Operating LP 7.03%, 1/15/18(2)		1,000	995,000
Florida Gas Transmission Co. LLC 7.90%, 5/15/19(3)		3,500	4,392,825
Southern Union Co. 7.20%, 11/1/11(2)		380	342,950
TransCanada PipeLines Ltd. 6.35%, 5/15/17(2)	CA	600	561,000

			6,291,775

HEALTH CARE – 1.1%
Hospira, Inc. 5.60%, 9/15/40		4,000	4,142,212

HOME CONSTRUCTION – 0.2%
KB Home & Broad Home Corp. 6.38%, 8/15/11		650	660,562

HOTELS, RESTAURANTS & LEISURE – 0.8%
Wyndham Worldwide Corp. 5.75%, 2/1/18		3,000	3,009,501

INSURANCE – 5.1%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/16(2)		600	438,000

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
CNA Financial Corp. 5.88%, 8/15/20		$4,600	$4,690,477
Humana, Inc. 6.45%, 6/1/16		500	555,073
Liberty Mutual Group, Inc. 7.80%, 3/15/37(3)		750	708,750
Metropolitan Life Global Funding I 2.50%, 9/29/15(3)		5,000	5,009,380
New York Life Global Funding 2.25%, 12/14/12(3)		4,725	4,844,245
Prudential Financial, Inc. 3.63%, 9/17/12		2,000	2,078,420

			18,324,345

MACHINERY – 0.3%
Case New Holland, Inc. 7.75%, 9/1/13		1,000	1,086,250

MANUFACTURING - DIVERSIFIED – 1.4%
Ingersoll Rand Global Holding Co., Ltd. 9.50%, 4/15/14	BM	1,750	2,165,336
Textron, Inc. 7.25%, 10/1/19		2,500	2,960,970

			5,126,306

METALS & MINING – 1.3%
ArcelorMittal 9.85%, 6/1/19	LU	1,137	1,461,393
Teck Resources, Ltd. 10.75%, 5/15/19	CA	2,500	3,148,250

			4,609,643

MULTIMEDIA – 1.1%
NBC Universal Inc. 4.38%, 4/1/21(3)(4)		4,000	4,048,736

OFFICE EQUIPMENT – 1.1%
Xerox Corp. 6.75%, 2/1/17		3,500	4,103,743

OIL & GAS - EXPLORATION & PRODUCTION – 1.9%
Anadarko Petroleum Corp. 6.20%, 3/15/40		4,000	3,899,536
Motiva Enterprises LLC 6.85%, 1/15/40(3)		2,500	2,996,345

			6,895,881

OIL FIELD SERVICES – 0.7%
Pride International, Inc. 8.50%, 6/15/19		2,200	2,552,000

	Country Code*	Principal Amount (000)	Value
PAPER PRODUCTS – 0.4%
International Paper Co. 9.38%, 5/15/19		$1,000	$1,297,286

PIPELINES – 1.3%
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		2,000	2,159,044
Williams Partners LP 6.30%, 4/15/40		2,200	2,425,199

			4,584,243

REAL ESTATE INVESTMENT TRUSTS – 3.5%
Developers Diversified Realty Corp. 7.88%, 9/1/20		4,000	4,144,628
Dexus Finance Property, Ltd. 7.13%, 10/15/14(3)	AU	4,400	4,845,408
National Retail Properties, Inc. 6.25%, 6/15/14		550	602,768
Prologis 6.63%, 5/15/18		1,750	1,724,838
Reckson Operating Partnership 5.15%, 1/15/11		700	701,029
Simon Property Group LP 5.75%, 5/1/12		550	578,933

			12,597,604

RETAIL – 0.8%
Controladora Comercial Mexicana S.A. de C.V. 6.63%, 6/1/15(1)	MX	600	366,622
QVC, Inc. 7.13%, 4/15/17(3)		2,500	2,587,500

			2,954,122

TELECOMMUNICATIONS – 2.1%
Frontier Communications Corp. 8.25%, 4/15/17		2,500	2,734,375
Nextel Communications, Inc. Series C 5.95%, 3/15/14		2,000	1,990,000
Telecom Italia Capital SpA 7.18%, 6/18/19	LU	2,500	2,934,235

			7,658,610

Total Corporate Debt Obligations (Cost $190,557,745)			198,141,059

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 2.2%
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.69%, 10/25/33(2)		$1,028	$1,017,815
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.92%, 6/25/35(2)		37	32,538
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.43%, 8/25/35(2)		768	783,507
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 3.95%, 1/25/36(2)		167	148,120
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 4.83%, 5/25/36(2)		2,063	1,957,837
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.16%, 7/25/35(2)		785	561,119
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.78%, 10/25/33(2)		385	371,715
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.73%, 1/25/35(2)		1,232	1,209,447
Wamu Mortgage Pass Through Certificates, Series 2005-AR18, Class 3A2 5.54%, 1/25/36(2)		224	72,243
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 4.99%, 12/25/34(2)		698	686,020
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 4.47%, 7/25/34(2)		1,047	1,065,193

Total Residential Non-Agency Mortgage Backed Securities (Cost $7,606,530)			7,905,554

U.S. GOVERNMENT GUARANTEED NOTES – 0.7%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.81%, 2/25/48(2)(3)		1,704	1,707,604

	Country Code*	Principal Amount (000)	Value
TLGP General Electric Capital Corp. 0.37%, 3/11/11(2)		$1,000	$1,000,892

Total U.S. Government Guaranteed Notes (Cost $2,704,368)			2,708,496

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 38.4%
Federal Home Loan Mortgage Corp.
2.73%, 8/1/32(2)		35	35,486
4.50%, TBA(4)		4,000	4,206,248
5.00%, 9/1/19		164	175,028
5.00%, 11/1/19		330	352,236
5.00%, TBA(4)		33,900	35,605,577
5.50%, 10/1/17		83	88,975
5.50%, 11/1/17		166	178,964
5.50%, 6/1/33		172	184,134
5.50%, 9/1/37		662	702,205
5.50%, 5/1/38		113	119,579
5.50%, 2/1/39		201	213,036
6.00%, 1/1/17		58	62,935
6.00%, 2/1/29		12	13,233
6.00%, 8/1/37		412	442,375
6.50%, 10/1/16		33	35,780
6.50%, 11/1/16		4	4,113
6.50%, 9/1/34		231	255,059
7.00%, 11/1/29		17	19,159
7.00%, 1/1/31		6	6,473
7.00%, 4/1/31		4	4,007
7.00%, 8/1/31		77	87,875
7.50%, 3/1/30		4	4,183
7.50%, 12/1/30		16	18,383
Federal National Mortgage Association
4.00%, TBA(4)		5,000	5,218,750
4.50%, 6/1/19		682	724,040
5.00%, 6/1/18		211	224,720
5.00%, 7/1/20		469	500,692
5.00%, 10/1/20		193	205,765
5.00%, 12/1/20		116	124,136
5.00%, 10/1/35		35	36,609
5.00%, 5/1/36		1,400	1,467,658
5.00%, 7/1/36		381	403,772
5.00%, 9/1/39		11,548	12,163,632
5.00%, TBA(4)		28,000	29,470,000
5.50%, 3/1/22		162	174,042
5.50%, 12/1/32		773	830,612
5.50%, 6/1/35		713	762,398
5.50%, 8/1/35		434	464,651
5.50%, 6/1/37		1,101	1,171,536
5.50%, 11/1/38		6,160	6,553,888
6.00%, 12/1/13		2	1,809
6.00%, 11/1/16		10	11,305
6.00%, 1/25/32		835	910,222
6.00%, 12/1/36		412	444,840
6.00%, 11/1/37		338	363,538
6.00%, 10/1/38		212	228,207
8.00%, 8/1/30		3	3,392
Government National Mortgage Association

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
5.50%, 12/15/38		$4,447	$4,787,789
6.00%, 8/15/16		23	25,327
6.00%, TBA(4)		300	325,500
6.50%, 9/15/31		46	51,721
6.50%, 3/15/32		36	40,561
6.50%, 9/15/32		73	81,590
6.50%, 10/15/32		118	131,972
7.00%, 12/15/14		14	15,238
7.00%, 2/15/28		15	16,596
7.50%, 3/15/30		3	3,374
7.50%, 9/15/30		12	13,231
U.S. Treasury Inflation Indexed Bonds
1.88%, 7/15/13		1,187	1,261,558
2.00%, 1/15/14		6,194	6,643,406
U.S. Treasury Notes
2.38%, 3/31/16		5,000	5,242,580
3.50%, 5/15/20		7,780	8,444,957
4.25%, 11/15/14		5,000	5,668,360
4.25%, 11/15/17		500	578,554

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $134,728,094)			138,607,571

SHORT TERM INVESTMENTS – 23.5%
COMMERCIAL PAPER(5) – 12.8%
Coca-Cola Co. 0.20%, 11/29/10(3)		5,000	4,998,361
FCAR Owner Trust
0.28%, 10/26/10		130	129,975
0.30%, 12/1/10		4,670	4,667,758
Hewlett-Packard Co. 0.19%, 10/12/10(3)		5,000	4,999,710
JP Morgan Chase & Co. 0.20%, 10/18/10		4,265	4,264,597
PepsiCo, Inc. 0.18%, 11/23/10(3)		4,000	3,998,940
Procter & Gamble International Funding SCA 0.19%, 10/20/10(3)	LU	4,200	4,199,579
Societe Generale North America 0.23%, 10/1/10		5,000	5,000,000
Thunder Bay Funding LLC 0.23%, 10/21/10(3)		5,000	4,999,361
United Parcel Service, Inc. 0.17%, 11/1/10(3)		6,000	5,999,122
Wal-Mart Stores, Inc. 0.20%, 10/26/10(3)		2,900	2,899,597

Total Commercial Paper (Cost $46,156,867)			46,157,000

	Country Code*	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS(5) – 3.3%
Canadian Wheat Board 0.17%, 10/27/10	CA	$2,000	$1,999,754
Export Development Canada 0.20%, 10/19/10	CA	3,000	2,999,700
Province of British Columbia 0.23%, 10/12/10	CA	3,000	2,999,789
Province of Ontario 0.22%, 10/5/10	CA	4,000	3,999,903

Total Foreign Government Obligations (Amortized cost $11,999,146)			11,999,146

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(5) – 1.4%
Kreditanstalt fuer Wiederaufbau 0.17%, 10/5/10(3) (Amortized cost $4,999,906)	DE	5,000	4,999,906

		Shares
MUTUAL FUNDS – 6.0%
Federated Prime Obligation Fund		11,068,815	11,068,815
State Street Institutional Liquid Reserves Fund		10,457,382	10,457,382

Total Mutual Funds (Cost $21,526,197)			21,526,197

Total Short Term Investments (Cost $84,682,116)			84,682,249

TOTAL INVESTMENTS – 121.8% (Cost $427,756,269)			439,493,589
Liabilities in excess of other assets – (21.8)%			(78,741,211)

NET ASSETS – 100.0%			$360,752,378

FDIC	Federal Deposit Insurance Corporation
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $74,826,075 which represents approximately 20.7% of net assets.
TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.
AU	Australia

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
GB	Great Britain
LU	Luxembourg
MX	Mexico
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Security is fair valued by management.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $106,786,196, representing 29.6% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

SUN CAPITAL INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Asset Backed Securities	$—	$387,813	$—	*	$387,813
Commercial Mortgage Backed Securities	—	7,060,847	—		7,060,847
Corporate Debt Obligations (a)	—	198,141,059	—		198,141,059
Residential Non-Agency Mortgage Backed Securities	—	7,905,554	—		7,905,554
U.S. Government Guaranteed Notes	—	2,708,496	—		2,708,496
U.S. Treasury and U.S. Government Agency Obligations	27,839,415	110,768,156	—		138,607,571
Short Term Investments
Commercial Paper	4,667,758	41,489,242	—		46,157,000
Foreign Government Obligations	—	11,999,146	—		11,999,146
Foreign Government Sponsored Commercial Paper	—	4,999,906	—		4,999,906
Mutual Funds	21,526,197	—	—		21,526,197

Total Short Term Investments	26,193,955	58,488,294	—		84,682,249

Total Investments	$54,033,370	$385,460,219	$—	*	$439,493,589

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
*	The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2009, and September 30, 2010.
(a)	See Portfolio of Investments for additional detailed categorizations.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
COMMERCIAL PAPER(1) – 53.3%
Bank of America Corp. 0.20%, 10/6/10		$4,900	$4,899,864
Bank of Montreal
0.18%, 10/22/10	CA	2,000	1,999,790
0.19%, 11/12/10	CA	3,000	2,999,335
Barclays U.S. Funding LLC
0.20%, 11/15/10		3,000	2,999,250
0.22%, 10/8/10		2,000	1,999,914
Caterpillar Financial Services Corp. 0.22%, 12/8/10		2,777	2,775,846
Coca-Cola Co.
0.20%, 11/23/10(2)		3,500	3,498,969
0.22%, 11/29/10(2)		3,300	3,298,810
E.I. du Pont de Nemours & Co. 0.19%, 10/19/10(2)		3,400	3,399,677
FCAR Owner Trust 0.27%, 10/25/10		5,000	4,999,100
General Electric Capital Corp. 0.16%, 11/15/10		3,500	3,499,300
Hewlett-Packard Co.
0.19%, 10/7/10(2)		2,000	1,999,937
0.19%, 10/12/10(2)		4,000	3,999,768
0.20%, 10/1/10(2)		1,000	1,000,000
HSBC Finance Corp. 0.22%, 10/29/10		4,000	3,999,316
JP Morgan Chase & Co.
0.15%, 10/1/10		1,400	1,400,000
0.20%, 10/18/10		3,600	3,599,660
Nestle Capital Corp.
0.18%, 11/19/10(2)		1,500	1,499,633
0.18%, 12/7/10(2)		1,000	999,665
0.22%, 12/15/10(2)		2,000	1,999,083
Nestle Finance International Ltd. 0.21%, 11/8/10	LU	1,000	999,778
PepsiCo, Inc.
0.18%, 11/2/10(2)		2,000	1,999,680
0.18%, 11/23/10(2)		2,000	1,999,470
0.19%, 10/13/10(2)		3,000	2,999,810
Procter & Gamble Co. 0.26%, 11/22/10(2)		1,000	999,625
Procter & Gamble International Funding SCA 0.19%, 10/20/10(2)	LU	5,800	5,799,418
Societe Generale North America 0.23%, 10/1/10		1,500	1,500,000
State Street Corp. 0.25%, 10/4/10		5,000	4,999,896
The Goldman Sachs Group, Inc. 0.21%, 10/18/10		2,000	1,999,802

	Country Code*	Principal Amount (000)	Value
Thunder Bay Funding LLC 0.23%, 10/21/10(2)		$5,000	$4,999,361
Toyota Motor Credit Corp. 0.22%, 12/21/10		2,000	1,999,010
UBS Finance Delaware LLC 0.18%, 10/18/10		1,527	1,526,870
0.25%, 10/8/10		2,443	2,442,881
United Parcel Service, Inc. 0.17%, 11/1/10(2)		7,000	6,998,975
Wal-Mart Stores, Inc. 0.20%, 10/7/10(2)		4,300	4,299,857
0.20%, 10/26/10(2)		2,700	2,699,625

Total Commercial Paper (Amortized cost $105,130,975)			105,130,975

FOREIGN GOVERNMENT OBLIGATIONS(1) – 9.1%
Canadian Wheat Board 0.17%, 10/27/10	CA	3,000	2,999,632
Export Development Canada 0.20%, 10/19/10	CA	3,000	2,999,700
Province of British Columbia 0.23%, 10/12/10	CA	3,000	2,999,789
0.37%, 11/30/10	CA	3,000	2,998,150
0.40%, 10/12/10	CA	1,000	999,878
Province of Ontario 0.22%, 10/5/10	CA	5,000	4,999,878

Total Foreign Government Obligations (Amortized cost $17,997,027)			17,997,027

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER(1) – 5.1%
European Investment Bank SNAT 0.21%, 12/17/10		5,000	4,997,754
Kreditanstalt fuer Wiederaufbau
0.18%, 10/27/10(2)	DE	2,000	1,999,740
0.20%, 10/14/10(2)	DE	3,000	2,999,783

Total Foreign Government Sponsored Commercial Paper (Amortized cost $9,997,277)			9,997,277

U.S. GOVERNMENT GUARANTEED NOTES – 9.6%
TLGP General Electric Capital Corp. 0.37%, 3/11/11(3)		7,000	7,000,000
TLGP Goldman Sachs Group, Inc. 0.37%, 3/15/11(3)		12,000	12,000,000

Total U.S. Government Guaranteed Notes (Amortized cost $19,000,000)			19,000,000

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(1) – 14.3%
Federal Home Loan Mortgage Corp. Discount Notes
0.16%, 10/13/10		1,215	1,214,935
0.16%, 11/16/10		2,000	1,999,604
Federal National Mortgage Association Discount Notes
0.13%, 11/15/10		700	699,886

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
0.16%, 11/10/10		$1,000	$999,828
0.17%, 10/4/10		550	549,992
0.17%, 11/17/10		495	494,890
0.18%, 10/1/10		1,594	1,594,000
U.S. Treasury Bills
0.13%, 12/2/10		3,000	2,999,349
0.15%, 10/28/10		4,910	4,909,466
0.15%, 11/18/10		4,200	4,199,146
0.15%, 11/26/10		4,000	3,999,061
0.15%, 12/16/10		4,500	4,498,575

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $28,158,732)			28,158,732

		Shares
MUTUAL FUNDS – 8.2%
Federated Prime Obligation Fund		7,868,361	7,868,361
State Street Institutional Liquid Reserves Fund		8,296,424	8,296,424

Total Mutual Funds (Cost $16,164,785)			16,164,785

TOTAL INVESTMENTS – 99.6% (Cost $196,448,796)			196,448,796
Other assets less liabilities – 0.4%			818,897

NET ASSETS – 100.0%			$197,267,693

SNAT	Supranational

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.
CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $59,490,886, representing 30.2% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SUN CAPITAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$105,130,975	$—	$105,130,975
Foreign Government Obligations	—	17,997,027	—	17,997,027
Foreign Government Sponsored Commercial Paper	—	9,997,277	—	9,997,277
U.S. Government Guaranteed Notes	—	19,000,000	—	19,000,000
U.S. Treasury and U.S. Government Agency Obligations	—	28,158,732	—	28,158,732
Mutual Funds	16,164,785	—	—	16,164,785

Total Investments	$16,164,785	$180,284,011	$—	$196,448,796

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 95.5%
REAL ESTATE INVESTMENT TRUSTS – 72.0%
DIVERSIFIED – 8.9%
British Land Co. PLC	GB	301,518	$2,202,493
CapLease, Inc.		510,892	2,855,886
Cousins Properties, Inc.		283,702	2,025,632
Land Securities Group PLC	GB	254,222	2,557,883
Stockland	AU	1,777,031	6,595,541
Vornado Realty Trust		64,576	5,523,185

			21,760,620

INDUSTRIAL – 6.4%
DuPont Fabros Technology, Inc.		146,906	3,694,686
Goodman Group	AU	8,062,011	5,026,055
Segro PLC	GB	1,600,271	6,862,851

			15,583,592

MORTGAGE – 1.4%
Starwood Property Trust, Inc.		165,951	3,297,446

OFFICE – 12.6%
Alexandria Real Estate Equities, Inc.		26,068	1,824,760
BioMed Realty Trust, Inc.		263,944	4,729,877
Boston Properties, Inc.		31,370	2,607,474
Digital Realty Trust, Inc.		81,784	5,046,073
Douglas Emmett, Inc.		95,430	1,670,979
Duke Realty Corp.		134,146	1,554,752
Lexington Realty Trust		361,200	2,586,192
Mack-Cali Realty Corp.		103,700	3,392,027
Nippon Building Fund, Inc.	JP	262	2,294,226
Parkway Properties, Inc.		246,025	3,641,170
SL Green Realty Corp.		20,511	1,298,962

			30,646,492

RESIDENTIAL – 5.4%
Equity Lifestyle Properties, Inc.		67,413	3,672,660
Equity Residential		30,059	1,429,907
Home Properties, Inc.		73,303	3,877,729
Mid-America Apartment Communities, Inc.		69,586	4,055,472

			13,035,768

RETAIL – 25.1%
CFS Retail Property Trust	AU	2,528,544	4,631,310
Corio NV	NL	71,592	4,894,531
Federal Realty Investment Trust		17,027	1,390,425
Hammerson PLC	GB	798,252	4,944,418
Japan Retail Fund Investment Corp.	JP	888	1,249,880
Kimco Realty Corp.		123,370	1,943,078
Klepierre	FR	95,296	3,675,219
Mercialys SA	FR	57,340	2,235,627
Simon Property Group, Inc.		100,707	9,339,567
The Link REIT	HK	1,937,176	5,742,481
Unibail-Rodamco	FR	49,145	10,897,052

	Country Code**	Shares	Value
Westfield Group	AU	857,964	$10,166,786

			61,110,374

SPECIALIZED – 12.2%
Big Yellow Group PLC	GB	343,233	1,759,898
Entertainment Properties Trust		115,460	4,985,563
Medical Properties Trust, Inc.		520,779	5,280,699
Nationwide Health Properties, Inc.		32,515	1,257,355
Plum Creek Timber Co., Inc.		85,671	3,024,187
Public Storage		50,605	4,910,709
Ventas, Inc.		73,128	3,771,211
Weyerhaeuser Co.		303,351	4,780,812

			29,770,434

			175,204,726

REAL ESTATE MANAGEMENT & DEVELOPMENT – 23.5%
DIVERSIFIED REAL ESTATE ACTIVITIES – 17.1%
Beni Stabili S.p.A	IT	952,992	895,126
Capitaland Ltd.	SG	2,160,367	6,669,523
Hang Lung Properties, Ltd.	HK	902,375	4,390,426
Mitsubishi Estate Co. Ltd.	JP	356,563	5,800,342
Mitsui Fudosan Co., Ltd.	JP	342,462	5,776,072
Sun Hung Kai Properties, Ltd.	HK	726,936	12,526,514
Tokyo Tatemono Co., Ltd.	JP	400,510	1,535,257
Wharf Holdings, Ltd.	HK	649,931	4,171,567

			41,764,827

REAL ESTATE OPERATING COMPANIES – 6.4%
Atrium European Real Estate Ltd.	JE	1,152,975	6,406,630
BR Malls Participacoes SA	BR	696,506	5,820,683
NTT Urban Development Corp.	JP	1,987	1,670,908
PSP Swiss Property AG*	CH	21,444	1,585,413

			15,483,634

			57,248,461

Total Common Stocks (Cost $187,110,332)			232,453,187

SHORT TERM INVESTMENTS – 4.3%
MUTUAL FUNDS – 4.3%
Federated Prime Obligation Fund		3,534,264	3,534,264
State Street Institutional Liquid Reserves Fund		7,010,260	7,010,260

Total Short Term Investments (Cost $10,544,524)			10,544,524

TOTAL INVESTMENTS – 99.8% (Cost $197,654,856)			242,997,711
Other assets less liabilities – 0.2%			545,690

NET ASSETS – 100.0%			$243,543,401

REIT	Real Estate Investment Trust
AU	Australia
BR	Brazil

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

CH	Switzerland
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

United States	45.2%
Hong Kong	11.0
Australia	10.9
Great Britain	7.5
Japan	7.5
France	6.9
Singapore	2.7
Jersey	2.6
Brazil	2.4
Netherlands	2.0
Other (individually less than 2%)	1.1

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

During the period ended September 30, 2010, Sun Capital Global Real Estate Fund had securities with a total value of $133,088,706 transferred from Level 2 to Level 1 as a result of the fair value pricing techniques for international equities utilized by the Fund. The Fund recognizes transfers between the fair value measurement levels as of the beginning of the period.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.9%
AEROSPACE & DEFENSE – 0.3%
Lockheed Martin Corp.		20,440	$1,456,963

AUTOMOBILES – 1.5%
Harley-Davidson, Inc.		232,046	6,599,388

BEVERAGES – 4.2%
Diageo PLC ADR	GB	93,897	6,479,832
Heineken Holding NV	NL	131,759	5,764,022
The Coca-Cola Co.		116,740	6,831,625

			19,075,479

CAPITAL MARKETS – 6.6%
Ameriprise Financial, Inc.		94,705	4,482,387
Bank of New York Mellon Corp.		472,760	12,353,219
GAM Holding, Ltd.*	CH	180,800	2,741,485
Julius Baer Group, Ltd.	CH	204,200	7,433,200
The Charles Schwab Corp.		15,400	214,060
The Goldman Sachs Group, Inc.		18,421	2,663,308

			29,887,659

CHEMICALS – 1.1%
Air Products & Chemicals, Inc.		8,600	712,252
Monsanto Co.		38,940	1,866,394
Potash Corp. of Saskatchewan, Inc.	CA	10,185	1,467,048
Praxair, Inc.		9,500	857,470

			4,903,164

COMMERCIAL BANKS – 4.2%
Wells Fargo & Co.		749,723	18,840,539

COMMERCIAL SERVICES & SUPPLIES – 1.6%
Iron Mountain, Inc.		330,824	7,390,608

COMPUTERS & PERIPHERALS – 0.9%
Hewlett-Packard Co.		94,980	3,995,809

CONSTRUCTION MATERIALS – 0.3%
Martin Marietta Materials, Inc.		4,800	369,456
Vulcan Materials Co.		30,974	1,143,560

			1,513,016

CONSUMER FINANCE – 4.8%
American Express Co.		510,075	21,438,452

CONTAINERS & PACKAGING – 2.3%
Sealed Air Corp.		465,033	10,453,942

DIVERSIFIED FINANCIAL SERVICES – 0.7%
JP Morgan Chase & Co.		12,536	477,246
Moody’s Corp.		102,996	2,572,840

			3,050,086

ELECTRICAL EQUIPMENT – 0.2%
ABB Ltd. ADR*	CH	43,020	908,582

	Country Code**	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Agilent Technologies, Inc.*		143,148	$4,776,849

ENERGY EQUIPMENT & SERVICES – 0.9%
Schlumberger, Ltd.	AN	11,600	714,676
Transocean, Ltd.*	CH	52,482	3,374,068

			4,088,744

FOOD & STAPLES RETAILING – 8.8%
Costco Wholesale Corp.		364,845	23,528,854
CVS Caremark Corp.		512,122	16,116,479

			39,645,333

FOOD PRODUCTS – 1.5%
Mead Johnson Nutrition Co., Class A		40,616	2,311,456
Nestle SA	CH	15,300	815,097
The Hershey Co.		34,620	1,647,566
Unilever NV	NL	63,750	1,904,850

			6,678,969

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Baxter International Inc.		60,760	2,898,860
Becton, Dickinson & Co.		65,700	4,868,370

			7,767,230

HEALTH CARE PROVIDERS & SERVICES – 1.8%
Express Scripts, Inc.*		164,721	8,021,913

HOUSEHOLD DURABLES – 0.1%
Hunter Douglas NV	AN	14,850	597,003

HOUSEHOLD PRODUCTS – 1.2%
The Procter & Gamble Co.		89,105	5,343,627

INDUSTRIAL CONGLOMERATES – 0.5%
Tyco International Ltd.	CH	60,422	2,219,300

INSURANCE – 10.7%
Aon Corp.		13,390	523,683
Berkshire Hathaway, Inc., Class A*		85	10,582,500
Fairfax Financial Holdings Ltd.	CA	5,200	2,116,986
Fairfax Financial Holdings Ltd.(1)	CA	1,960	798,173
Loews Corp.		402,260	15,245,654
Markel Corp.*		1,463	504,135
The Progressive Corp.		626,224	13,069,295
Transatlantic Holdings, Inc.		101,420	5,154,164

			47,994,590

INTERNET & CATALOG RETAIL – 0.4%
Liberty Media Corp. - Interactive, Series A*		116,182	1,592,855

INTERNET SOFTWARE & SERVICES – 1.2%
Google, Inc., Class A*		10,250	5,389,347

IT SERVICES – 0.3%
Visa, Inc., Class A		19,410	1,441,387

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MARINE – 1.2%
China Shipping Development Co., Ltd.	CN	1,173,800	$1,615,727
Kuehne & Nagel International AG	CH	32,086	3,852,998

			5,468,725

MEDIA – 0.8%
Grupo Televisa SA ADR	MX	105,956	2,004,688
Liberty Media-Starz, Series A*		9,177	595,404
The Walt Disney Co.		24,840	822,452

			3,422,544

METALS & MINING – 1.2%
BHP Billiton PLC	GB	85,600	2,722,997
Rio Tinto PLC	GB	46,472	2,716,436

			5,439,433

OIL, GAS & CONSUMABLE FUELS – 13.9%
Canadian Natural Resources, Ltd.	CA	314,202	10,871,389
China Coal Energy Co., Ltd.	CN	2,419,300	3,997,426
Devon Energy Corp.		195,231	12,639,255
EOG Resources, Inc.		187,833	17,462,834
Occidental Petroleum Corp.		184,960	14,482,368
OGX Petroleo e Gas Participacoes SA*	BR	246,100	3,207,154

			62,660,426

PAPER & FOREST PRODUCTS – 1.0%
Sino-Forest Corp.*	CA	269,730	4,493,315
Sino-Forest Corp.*(1)	CA	6,300	104,949

			4,598,264

PERSONAL PRODUCTS – 0.2%
Natura Cosmeticos SA	BR	28,600	769,090

PHARMACEUTICALS – 8.7%
Johnson & Johnson		205,890	12,756,944
Merck & Co., Inc.		366,433	13,488,399
Pfizer, Inc.		510,760	8,769,749
Roche Holding AG	CH	28,700	3,919,544

			38,934,636

PROFESSIONAL SERVICES – 0.2%
The Dun & Bradstreet Corp.		9,300	689,502

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Brookfield Asset Management, Inc.	CA	120,100	3,407,237
Hang Lung Group, Ltd.	HK	669,900	4,373,127

			7,780,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Texas Instruments, Inc.		292,845	7,947,813

SOFTWARE – 1.5%
Activision Blizzard, Inc.		228,220	2,469,340
Microsoft Corp.		177,000	4,334,730

			6,804,070

	Country Code**	Shares	Value
SPECIALTY RETAIL – 2.8%
Bed Bath & Beyond, Inc.*		177,080	$7,687,043
CarMax, Inc.*		168,987	4,707,978

			12,395,021

TOBACCO – 1.2%
Philip Morris International, Inc.		94,228	5,278,653

TRANSPORTATION INFRASTRUCTURE – 1.4%
China Merchants Holdings International Co., Ltd.	HK	1,608,455	5,846,025
LLX Logistica SA*	BR	58,500	320,160

			6,166,185

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
America Movil SAB de C.V. ADR, Series L	MX	34,550	1,842,551

Total Common Stocks (Cost $383,422,573)			435,268,111

	Principal Amount (000)
CORPORATE DEBT OBLIGATIONS – 0.3%
AUTOMOBILES – 0.3%
Harley-Davidson, Inc. 15.00%, 2/1/14 (Cost $1,000,000)	$1,000	1,325,140

SHORT TERM INVESTMENTS – 1.0%
COMMERCIAL PAPER(2) – 1.0%
UBS Finance Delaware LLC 0.19%, 10/1/10 (Amortized cost $4,625,000)	4,625	4,625,000

TOTAL INVESTMENTS – 98.2% (Cost $389,047,573)		441,218,251
Other assets less liabilities – 1.8%		8,151,546

NET ASSETS – 100.0%		$449,369,797

ADR	American Depositary Receipt
AN	Netherlands Antilles
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $903,122, representing 0.2% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

SC DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$1,456,963	$—	$—	$1,456,963
Automobiles	6,599,388	—	—	6,599,388
Beverages	19,075,479	—	—	19,075,479
Capital Markets	29,887,659	—	—	29,887,659
Chemicals	4,903,164	—	—	4,903,164
Commercial Banks	18,840,539	—	—	18,840,539
Commercial Services & Supplies	7,390,608	—	—	7,390,608
Computers & Peripherals	3,995,809	—	—	3,995,809
Construction Materials	1,513,016	—	—	1,513,016
Consumer Finance	21,438,452	—	—	21,438,452
Containers & Packaging	10,453,942	—	—	10,453,942
Diversified Financial Services	3,050,086	—	—	3,050,086
Electrical Equipment	908,582	—	—	908,582
Electronic Equipment, Instruments & Components	4,776,849	—	—	4,776,849
Energy Equipment & Services	4,088,744	—	—	4,088,744
Food & Staples Retailing	39,645,333	—	—	39,645,333
Food Products	6,678,969	—	—	6,678,969
Health Care Equipment & Supplies	7,767,230	—	—	7,767,230
Health Care Providers & Services	8,021,913	—	—	8,021,913
Household Durables	597,003	—	—	597,003
Household Products	5,343,627	—	—	5,343,627
Industrial Conglomerates	2,219,300	—	—	2,219,300
Insurance	47,994,590	—	—	47,994,590
Internet & Catalog Retail	1,592,855	—	—	1,592,855
Internet Software & Services	5,389,347	—	—	5,389,347
IT Services	1,441,387	—	—	1,441,387
Marine	5,468,725	—	—	5,468,725
Media	3,422,544	—	—	3,422,544
Metals & Mining	5,439,433	—	—	5,439,433
Oil, Gas & Consumable Fuels	62,660,426	—	—	62,660,426
Paper & Forest Products	4,493,315	104,949	—	4,598,264
Personal Products	769,090	—	—	769,090
Pharmaceuticals	38,934,636	—	—	38,934,636
Professional Services	689,502	—	—	689,502
Real Estate Management & Development	7,780,364	—	—	7,780,364
Semiconductors & Semiconductor Equipment	7,947,813	—	—	7,947,813
Software	6,804,070	—	—	6,804,070
Specialty Retail	12,395,021	—	—	12,395,021
Tobacco	5,278,653	—	—	5,278,653
Transportation Infrastructure	6,166,185	—	—	6,166,185
Wireless Telecommunication Services	1,842,551	—	—	1,842,551

Total Common Stocks	435,163,162	104,949	—	435,268,111

Corporate Debt Obligations
Automobiles	—	1,325,140	—	1,325,140
Short Term Investments
Commercial Paper	—	4,625,000	—	4,625,000

Total Investments	435,163,162	6,055,089	—	441,218,251

†	See Note 2b in the Notes to Portfolio of Investments for additional information.

During the period ended September 30, 2010, SC Davis Venture Value Fund had securities with a total value of $21,855,823 transferred from Level 2 to Level 1 as a result of the fair value pricing techniques for international equities utilized by the Fund. The Fund recognizes transfers between the fair value measurement levels as of the beginning of the period.

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.6%
AEROSPACE & DEFENSE – 1.7%
BE Aerospace, Inc.*		51,895	$1,572,937
Ceradyne, Inc.*		13,672	319,241
Cubic Corp.		7,174	292,699
Ducommun, Inc.		2,370	51,619
GenCorp, Inc.*		27,920	137,366
LMI Aerospace, Inc.*		980	15,602
Spirit AeroSystems Holdings, Inc., Class A*		23,350	465,366
Teledyne Technologies, Inc.*		2,280	90,790

			2,945,620

AIR FREIGHT & LOGISTICS – 0.9%
Atlas Air Worldwide Holdings, Inc.*		6,072	305,422
HUB Group, Inc.*		41,933	1,226,959

			1,532,381

AIRLINES – 0.8%
Alaska Air Group, Inc.*		6,140	313,324
Allegiant Travel Co.		4,530	191,710
Hawaiian Holdings, Inc.*		36,398	218,024
JetBlue Airways Corp.*		52,110	348,616
Pinnacle Airlines Corp.*		6,860	37,250
Republic Airways Holdings, Inc.*		1,830	15,152
United Continental Holdings, Inc.*		14,040	331,765

			1,455,841

AUTO COMPONENTS – 0.7%
Cooper Tire & Rubber Co.		15,654	307,288
Dana Holding Corp.*		61,910	762,731
Federal-Mogul Corp.*		2,000	37,820
Fuel Systems Solutions, Inc.*		3,180	124,370

			1,232,209

BEVERAGES – 0.2%
Cott Corp.*	CA	38,334	300,922

BIOTECHNOLOGY – 1.7%
Acorda Therapeutics, Inc.*		13,785	455,181
Cubist Pharmaceuticals, Inc.*		14,010	327,694
Human Genome Sciences, Inc.*		12,090	360,161
Martek Biosciences Corp.*		15,869	359,115
PDL BioPharma, Inc.		44,203	232,508
Savient Pharmaceuticals, Inc.*		58,988	1,349,056
Targacept, Inc.*		1,260	28,148

			3,111,863

BUILDING PRODUCTS – 0.3%
Aaon, Inc.		6,243	146,835
Apogee Enterprises, Inc.		3,621	33,132
Gibraltar Industries, Inc.*		6,110	54,868
Quanex Building Products Corp.		4,230	73,052
Smith A O Corp.		4,560	263,979

			571,866

	Country Code**	Shares	Value
CAPITAL MARKETS – 3.4%
American Capital, Ltd.*		40,800	$237,048
Ares Capital Corp.		75,800	1,186,270
BGC Partners, Inc.		586	3,498
BlackRock Kelso Capital Corp.		24,896	286,304
Calamos Asset Management, Inc.		3,360	38,640
Federated Investors, Inc., Class B		3,260	74,198
Fifth Street Finance Corp.		30,850	343,669
Gladstone Capital Corp.		14,760	166,345
Gladstone Investment Corp.		10,094	67,630
Hercules Technology Growth Capital, Inc.		5,670	57,324
Investment Technology Group, Inc.*		2,100	29,862
Knight Capital Group, Inc.*		49,505	613,367
MCG Capital Corp.		23,571	137,655
MF Global Holdings Ltd.*		143,944	1,036,397
Oppenheimer Holdings, Inc., Class A		610	17,050
optionsXpress Holdings, Inc.*		43,990	675,686
PennantPark Investment Corp.		979	10,387
Rodman & Renshaw Capital Group, Inc.*		25,276	54,343
Solar Capital Ltd.		990	21,236
Stifel Financial Corp.*		12,644	585,291
TICC Capital Corp.		13,070	135,274
Triangle Capital Corp.		3,986	63,696
W.P. Carey & Co., LLC		5,010	145,039

			5,986,209

CHEMICALS – 2.2%
Arch Chemicals, Inc.		1,260	44,213
Ashland, Inc.		5,223	254,726
Cytec Industries, Inc.		22,464	1,266,520
Hawkins, Inc.		6,031	213,618
Innophos Holdings, Inc.		14,235	471,179
Innospec, Inc.*		3,378	51,447
KMG Chemicals, Inc.		3,862	54,416
Koppers Holdings, Inc.		1,360	36,543
Minerals Technologies, Inc.		5,603	330,129
NewMarket Corp.		2,116	240,547
OM Group, Inc.*		5,370	161,744
Omnova Solutions, Inc.*		6,704	48,202
PolyOne Corp.*		22,632	273,621
Stepan Co.		1,991	117,688
W.R. Grace & Co.*		10,892	304,322

			3,868,915

COMMERCIAL BANKS – 2.8%
Alliance Financial Corp.		1,911	57,770
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	10,131	146,393
Banco Macro SA ADR	AR	7,297	325,008
BBVA Banco Frances SA ADR	AR	7,604	75,280
CapitalSource, Inc.		94,964	507,108
Century Bancorp, Inc., Class A		2,150	51,363

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
City Holding Co.		2,590	$79,435
First Midwest Bancorp, Inc.		43,670	503,515
FirstMerit Corp.		25,580	468,626
Grupo Financiero Galicia SA ADR*	AR	380	3,792
Hancock Holding Co.		12,408	373,109
IBERIABANK Corp.		18,628	931,027
International Bancshares Corp.		2,879	48,626
National Bankshares, Inc.		1,656	42,725
Northrim Bancorp, Inc.		3,058	50,763
Synovus Financial Corp.		319,790	786,683
Westamerica Bancorporation		9,424	513,514

			4,964,737

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Consolidated Graphics, Inc.*		5,874	243,477
Deluxe Corp.		20,952	400,812
Ennis, Inc.		8,502	152,101
G&K Services, Inc.		4,284	97,932
M&F Worldwide Corp.*		5,564	135,484
R.R. Donnelley & Sons Co.		16,066	272,479
UniFirst Corp.		4,422	195,231
Waste Connections, Inc.*		28,036	1,111,908

			2,609,424

COMMUNICATIONS EQUIPMENT – 2.9%
Arris Group, Inc.*		113,097	1,104,958
Black Box Corp.		6,214	199,221
Blue Coat Systems, Inc.*		81,194	1,953,528
Comtech Telecommunications Corp.*		6,890	188,441
Interdigital, Inc.*		10,752	318,367
Ituran Location and Control Ltd.	IL	3,662	52,733
Oplink Communications, Inc.*		410	8,134
Plantronics, Inc.		10,190	344,218
Polycom, Inc.*		32,130	876,506
Sierra Wireless, Inc.*	CA	11,360	117,803

			5,163,909

COMPUTERS & PERIPHERALS – 1.2%
China Digital TV Holding Co., Ltd. ADR*	KY	8,025	54,329
QLogic Corp.*		41,413	730,525
Rimage Corp*		2,854	46,920
STEC, Inc.*		690	8,591
Synaptics, Inc.*		45,484	1,279,920

			2,120,285

CONSTRUCTION & ENGINEERING – 0.9%
Chicago Bridge & Iron Co., NV*	NL	8,380	204,891
Comfort Systems USA, Inc.		3,397	36,450
Dycom Industries, Inc.*		13,078	130,649
EMCOR Group, Inc.*		11,410	280,572
Great Lakes Dredge & Dock Co.		15,940	92,611
Michael Baker Corp.*		5,263	173,469
Sterling Construction Co., Inc.*		5,618	69,551

	Country Code**	Shares	Value
Tutor Perini Corp.*		35,101	$705,179

			1,693,372

CONSTRUCTION MATERIALS – 0.5%
Eagle Materials, Inc.		37,391	886,167

CONSUMER FINANCE – 1.3%
Advance America Cash Advance Centers, Inc.		36,085	145,422
Cash America International, Inc.		11,305	395,675
Credit Acceptance Corp.*		3,650	221,044
EZCORP, Inc., Class A*		19,791	396,612
First Cash Financial Services, Inc.*		14,400	399,600
Nelnet, Inc., Class A		15,931	364,501
World Acceptance Corp.*		7,404	326,961

			2,249,815

CONTAINERS & PACKAGING – 1.1%
Boise, Inc.*		26,488	171,907
Myers Industries, Inc.		7,939	68,196
Packaging Corp of America		58,814	1,362,721
Rock-Tenn Co.		5,931	295,423

			1,898,247

DIVERSIFIED CONSUMER SERVICES – 1.7%
Bridgepoint Education, Inc.*		5,770	89,204
Capella Education Co.*		21,145	1,641,275
Career Education Corp.*		15,508	332,957
Corinthian Colleges, Inc.*		19,618	137,718
CPI Corp.		1,910	49,431
Hillenbrand, Inc.		3,998	85,997
Lincoln Educational Services Corp.*		10,480	151,017
Pre-Paid Legal Services, Inc.*		3,792	236,962
Sotheby’s		8,530	314,074

			3,038,635

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Encore Capital Group, Inc.*		8,312	149,782
Life Partners Holdings, Inc.		12,069	229,673
MSCI, Inc., Class A*		47,406	1,574,354

			1,953,809

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Cincinnati Bell, Inc.*		85,861	229,249
HickoryTech Corp.		5,678	48,433
IDT Corp., Class B*		3,580	63,688
Neutral Tandem, Inc.*		5,650	67,517
Nortel Inversora SA ADR*	AR	3,258	78,225
Telecom Corp. of New Zealand Ltd. ADR	NZ	3,290	24,741

			511,853

ELECTRIC UTILITIES – 1.0%
Companhia Paranaense de Energia-Copel ADR	BR	16,296	362,586
El Paso Electric Co.*		10,403	247,383

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Empresa Distribuidora y Comercializadora Norte SA ADR*	AR	6,566	$51,477
UIL Holdings Corp.		14,650	412,544
Unisource Energy Corp.		1,190	39,782
Westar Energy, Inc.		28,812	698,115

			1,811,887

ELECTRICAL EQUIPMENT – 1.8%
AZZ, Inc.		7,084	303,479
Brady Corp., Class A		1,540	44,922
Franklin Electric Co., Inc.		1,430	47,419
Fushi Copperweld, Inc.*		8,290	72,040
Generac Holdings, Inc.*		34,410	469,352
Harbin Electric, Inc.*		7,080	126,661
Hubbell, Inc., Class B		6,656	337,792
Jinpan International Ltd.	VG	9,560	96,365
Powell Industries, Inc.*		9,251	287,891
Regal-Beloit Corp.		16,742	982,588
Thomas & Betts Corp.*		9,138	374,841

			3,143,350

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Anixter International, Inc.*		5,516	297,809
AVX Corp.		22,190	306,666
Celestica, Inc.*	CA	10,460	88,178
Checkpoint Systems, Inc.*		2,690	54,741
Coherent, Inc.*		2,820	112,828
CTS Corp.		2,600	25,012
Insight Enterprises, Inc.*		18,943	296,268
MTS Systems Corp.		1,680	52,080
Multi Fineline Electronix, Inc.*		11,075	243,539
Park Electrochemical Corp.		220	5,795
Power-One, Inc.*		12,110	110,080
Spectrum Control, Inc.*		6,012	88,497
Tech Data Corp.*		19	766
Vishay Intertechnology, Inc.*		33,640	325,635

			2,007,894

ENERGY EQUIPMENT & SERVICES – 1.1%
Acergy SA ADR	LU	23,608	435,568
Atwood Oceanics, Inc.*		3,290	100,181
Bolt Technology Corp*		4,477	45,889
Cal Dive International, Inc.*		24,867	136,022
Compagnie Generale de Geophysique-Veritas ADR*	FR	9,046	197,565
Complete Production Services, Inc.*		10,090	206,340
Gulfmark Offshore, Inc., Class A*		383	11,766
Matrix Service Co.*		3,938	34,458
Oil States International, Inc.*		9,055	421,510
Precision Drilling Corp.*	CA	17,770	121,724
Superior Energy Services, Inc.*		3,100	82,739
TETRA Technologies, Inc.*		11,630	118,626
TGC Industries, Inc.*		10,956	42,071

			1,954,459

FOOD & STAPLES RETAILING – 0.1%
Nash Finch Co.		3,741	159,142

	Country Code**	Shares	Value
The Andersons, Inc.		2,570	$97,403

			256,545

FOOD PRODUCTS – 1.9%
Cal-Maine Foods, Inc.		7,000	202,860
Corn Products International, Inc.		8,150	305,625
Darling International, Inc.*		21,580	183,862
Del Monte Foods Co.		19,520	255,907
Flowers Foods, Inc.		34,500	856,980
Fresh Del Monte Produce, Inc.*	KY	4,226	91,704
Overhill Farms, Inc.*		7,868	35,878
TreeHouse Foods, Inc.*		30,924	1,425,596

			3,358,412

GAS UTILITIES – 0.7%
AGL Resources, Inc.		375	14,385
Atmos Energy Corp.		9,986	292,090
Chesapeake Utilities Corp.		1,290	46,724
Nicor, Inc.		6,590	301,954
Southwest Gas Corp.		10,876	365,325
The Laclede Group, Inc.		4,514	155,372

			1,175,850

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
American Medical Systems Holdings, Inc.*		9,621	188,379
Atrion Corp.		925	145,697
China Medical Technologies, Inc. ADR*	KY	320	4,157
Cyberonics, Inc.*		290	7,737
Dexcom, Inc.*		23,490	310,538
Greatbatch, Inc.*		30,078	697,509
Haemonetics Corp.*		590	34,533
Hill-Rom Holdings, Inc.		4,957	177,907
ICU Medical, Inc.*		2,840	105,903
Immucor, Inc.*		4,490	89,037
Integra Lifesciences Holdings Corp.*		21,032	829,923
Invacare Corp.		12,392	328,512
Kensey Nash Corp.*		7,189	207,690
Kinetic Concepts, Inc.*		8,336	304,931
Merit Medical Systems, Inc.*		3,376	53,645
Orthofix International*	AN	16,251	510,606
Quidel Corp.*		232	2,550
Sirona Dental Systems, Inc.*		7,658	275,994
STERIS Corp.		9,138	303,564
Symmetry Medical, Inc.*		8,889	85,690
Teleflex, Inc.		350	19,873
The Cooper Cos., Inc.		3,320	153,450
Utah Medical Products, Inc.		1,716	50,279
Volcano Corp.*		29,356	762,669
Young Innovations, Inc.		1,866	53,386

			5,704,159

HEALTH CARE PROVIDERS & SERVICES – 4.2%
Air Methods Corp.*		350	14,553
Allied Healthcare International, Inc.*		16,784	41,960
Almost Family, Inc.*		3,650	108,149
Amedisys, Inc.*		5,936	141,277

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
America Service Group, Inc.		5,617	$83,581
AMERIGROUP Corp.*		7,510	318,950
AmSurg Corp.*		15,212	265,906
Centene Corp.*		802	18,919
Chemed Corp.		4,530	258,074
Continucare Corp.*		16,056	67,435
Corvel Corp.*		1,188	50,431
Emergency Medical Services Corp., Class A*		5,724	304,803
Gentiva Health Services, Inc.*		10,319	225,470
Health Management Associates, Inc., Class A*		205,926	1,577,393
Healthspring, Inc.*		14,971	386,851
Healthways, Inc.*		3,946	45,931
HMS Holdings Corp.*		15,088	889,287
Kindred Healthcare, Inc.*		2,582	33,618
LHC Group, Inc.*		10,407	241,338
LifePoint Hospitals, Inc.*		8,898	311,964
Lincare Holdings, Inc.		12,124	304,191
Magellan Health Services, Inc.*		8,722	412,027
MEDNAX, Inc.*		2,730	145,509
Metropolitan Health Networks, Inc.*		22,876	86,929
Molina Healthcare, Inc.*		11,820	319,022
NovaMed, Inc.*		3,742	36,260
Providence Service Corp.*		2,620	42,942
Sun Healthcare Group, Inc.*		24,471	207,269
The Ensign Group, Inc.		3,352	60,168
Triple-S Management Corp., Class B*	PR	10,126	170,623
U.S. Physical Therapy, Inc.*		6,798	113,663
Universal American Financial Corp.		11,070	163,282
Universal Health Services, Inc., Class B		44	1,710

			7,449,485

HEALTH CARE TECHNOLOGY – 1.1%
Allscripts Heathcare Solutions, Inc.*		47,238	872,486
MedAssets, Inc.*		22,678	477,145
SXC Health Solutions Corp.*	CA	17,020	620,719

			1,970,350

HOTELS, RESTAURANTS & LEISURE – 2.4%
AFC Enterprises, Inc.*		7,119	88,276
Ambassadors Group, Inc.		6,827	77,418
Ameristar Casinos, Inc.		27,745	484,150
Bally Technologies, Inc.*		51,275	1,792,061
Bob Evans Farms, Inc.		1,540	43,228
Brinker International, Inc.		7,040	132,774
Carrols Restaurant Group, Inc.*		6,546	34,694
CEC Entertainment, Inc.*		10,739	368,670
Cracker Barrel Old Country Store, Inc.		950	48,222
Jack In The Box, Inc.*		32,729	701,710
Papa John’s International, Inc.*		12,729	335,791
Ruby Tuesday, Inc.*		4,790	56,857
Speedway Motorsports, Inc.		7,784	122,053

			4,285,904

	Country Code**	Shares	Value
HOUSEHOLD DURABLES – 0.6%
American Greetings Corp.		12,306	$228,768
Blyth, Inc.		5,942	245,048
CSS Industries, Inc.		2,410	41,669
Helen of Troy, Ltd.*	BM	4,426	111,934
Kid Brands, Inc.*		8,452	72,687
La-Z-Boy, Inc.*		1,469	12,398
National Presto Industries, Inc.		3,076	327,502

			1,040,006

HOUSEHOLD PRODUCTS – 0.2%
Central Garden And Pet Co., Class A*		26,975	279,461

INDUSTRIAL CONGLOMERATES – 0.2%
Carlisle Cos., Inc.		3	90
Seaboard Corp.		75	132,825
Tredegar Corp.		15,788	299,656

			432,571

INSURANCE – 5.5%
Allied World Assurance Co. Holdings, Ltd.	BM	5,792	327,769
American Equity Investment Life Holding Co.		23,380	239,411
American Safety Insurance Holdings, Ltd.*	BM	3,228	52,746
AMERISAFE, Inc.*		10,003	187,856
Amtrust Financial Services, Inc.		19,225	279,147
Argo Group International Holdings, Inc.	BM	7,541	261,974
Aspen Insurance Holdings, Ltd.	BM	11,639	352,429
CNA Surety Corp.*		11,015	197,389
CNO Financial Group, Inc.*		52,642	291,637
EMC Insurance Group, Inc.		2,220	47,330
Employers Holdings, Inc.		8,874	139,943
Endurance Specialty Holdings, Ltd.	BM	9,713	386,577
Enstar Group, Ltd.*	BM	2,721	197,545
FBL Financial Group, Inc.		7,614	197,812
First Mercury Financial Corp.		10,431	105,145
Flagstone Reinsurance Holdings SA	LU	17,174	182,216
FPIC Insurance Group, Inc.*		5,998	210,470
Greenlight Capital Re, Ltd., Class A*	KY	10,396	260,108
Hanover Insurance Group, Inc.		21,409	1,006,223
Harleysville Group, Inc.		4,100	134,439
Horace Mann Educators Corp.		13,740	244,297
Infinity Property & Casualty Corp.		6,717	327,588
Maiden Holdings Ltd.	BM	8,460	64,381
Meadowbrook Insurance Group, Inc.		13,600	121,992
Mercer Insurance Group, Inc.		2,724	48,487
Mercury General Corp.		7,550	308,569
Montpelier Re Holdings Ltd.	BM	18,400	318,688
National Financial Partners Corp.*		8,260	104,654

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
National Interstate Corp.		1,639	$35,681
National Western Life Insurance Co.		605	85,111
Navigators Group, Inc.*		2,940	131,212
OneBeacon Insurance Group, Ltd.	BM	10,384	148,387
Platinum Underwriters Holdings, Ltd.	BM	9,434	410,568
PMA Capital Corp.*		970	7,314
Primerica, Inc.		3,240	65,902
ProAssurance Corp.*		6,724	387,235
Protective Life Corp.		12,270	266,995
RLI Corp.		1,470	83,231
Safety Insurance Group, Inc.		8,258	347,001
Selective Insurance Group, Inc.		5,980	97,414
StanCorp Financial Group, Inc.		7,521	285,798
Symetra Financial Corp.		17,550	183,573
Unitrin, Inc.		13,312	324,680
Validus Holdings Ltd.	BM	9,313	245,491

			9,702,415

INTERNET & CATALOG RETAIL – 0.0%+
NutriSystem, Inc.		1,030	19,817

INTERNET SOFTWARE & SERVICES – 1.9%
AOL, Inc.*		12,300	304,425
Earthlink, Inc.		37,319	339,230
j2 Global Communications, Inc.*		48,814	1,161,285
Perficient, Inc.*		5,683	51,943
Saba Software, Inc.*		12,174	66,227
Sohu.com, Inc.*		5,590	322,096
United Online, Inc.		35,748	204,478
Valueclick, Inc.*		29,407	384,643
VistaPrint NV*	NL	13,320	514,818
Web.com Group, Inc.*		3,884	21,362

			3,370,507

IT SERVICES – 3.1%
Acxiom Corp.*		19,003	301,388
Broadridge Financial Solutions, Inc.		17,802	407,132
CACI International, Inc., Class A*		24,984	1,130,776
Cass Information Systems, Inc.		541	18,562
Convergys Corp.*		3,734	39,020
CSG Systems International, Inc.*		16,415	299,245
DST Systems, Inc.		7,247	324,955
Euronet Worldwide, Inc.*		650	11,693
Forrester Research, Inc.*		2,392	79,127
Global Cash Access Holdings, Inc.*		32,251	131,584
Mantech International Corp., Class A*		1,690	66,924
MAXIMUS, Inc.		4,540	279,573
Ness Technologies, Inc.*		17,278	77,751
NeuStar, Inc., Class A*		63,535	1,579,480
Patni Computer Systems, Ltd. ADR	IN	10,978	200,897

	Country Code**	Shares	Value
Satyam Computer Services, Ltd. ADR*	IN	185	$720
Syntel, Inc.		1,052	46,814
Teletech Holdings, Inc.*		22,108	328,083
TNS, Inc.*		1,827	30,968
Unisys Corp.*		3,864	107,806

			5,462,498

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Jakks Pacific, Inc.*		8,460	149,234
Polaris Industries, Inc.		4,138	269,384
Pool Corp.		41,215	827,185
Sturm Ruger & Co., Inc.		17,009	232,003

			1,477,806

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Bio-Rad Laboratories, Inc.*		190	17,197
Bruker Corp.*		13,560	190,247
Cambrex Corp.*		18,092	76,891
eResearchTechnology, Inc.*		22,255	166,467
Harvard Bioscience, Inc.*		13,092	49,750
ICON PLC ADR*	IE	10,812	233,755
Kendle International, Inc.*		2,536	23,636

			757,943

MACHINERY – 3.2%
Alamo Group, Inc.		2,610	58,281
Altra Holdings, Inc.*		3,988	58,743
American Railcar Industries, Inc.*		4,210	66,013
Blount International, Inc.*		970	12,348
Briggs & Stratton Corp.		8,680	165,007
China Yuchai International Ltd.	BM	6,590	126,067
Crane Co.		2,140	81,192
Duoyuan Global Water, Inc. ADR*	VG	590	7,688
Duoyuan Printing, Inc.*		10,250	29,110
EnPro Industries, Inc.*		21,289	665,920
FreightCar America, Inc.		15,037	369,910
Gardner Denver, Inc.		23,633	1,268,620
Hawk Corp., Class A*		320	13,846
Kaydon Corp.		490	16,954
LB Foster Co.*		270	7,814
NACCO Industries, Inc., Class A		770	67,290
Oshkosh Corp.*		11,336	311,740
Terex Corp.*		20,320	465,734
The Timken Co.		9,204	353,065
Toro Co.		7,435	418,070
Valmont Industries, Inc.		40	2,896
Wabtec Corp.		20,463	977,927
Watts Water Technologies, Inc., Class A		6,460	219,963

			5,764,198

MARINE – 0.3%
Diana Shipping, Inc.*	MH	15,186	192,862
Excel Maritime Carriers Ltd.*	LR	21,610	121,448
Paragon Shipping, Inc., Class A	MH	20,070	79,076

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Safe Bulkers, Inc.	MH	24,119	$190,782

			584,168

MEDIA – 1.5%
China MediaExpress Holdings, Inc.*		6,590	67,218
Dex One Corp.*		5,090	62,505
Gannett Co., Inc.		23,068	282,122
Harte-Hanks, Inc.		8,238	96,137
Imax Corp.*	CA	60,400	1,018,344
Jon Wiley & Sons, Inc.		1,924	78,615
Journal Communications, Inc., Class A*		11,076	49,953
Lee Enterprises, Inc.*		28,878	77,393
McClatchy Co., Class A*		14,250	56,003
Meredith Corp.		790	26,315
National CineMedia, Inc.		960	17,184
Scholastic Corp.		9,437	262,537
Sinclair Broadcast Group, Inc.*		31,848	223,573
The New York Times Co., Class A*		11,160	86,378
Valassis Communications, Inc.*		9,180	311,110

			2,715,387

METALS & MINING – 0.7%
Compass Minerals International, Inc.		16,013	1,226,916
Redcorp Ventures Ltd.*(1)	CA	91,400	444

			1,227,360

MULTI-LINE RETAIL – 0.4%
Big Lots, Inc.*		10,245	340,646
Dillard’s, Inc.		12,670	299,519

			640,165

MULTI-UTILITIES – 0.5%
Integrys Energy Group, Inc.		5,290	275,397
NorthWestern Corp.		24,544	699,504

			974,901

OFFICE ELECTRONICS – 0.0%+
Zebra Technologies Corp., Class A*		620	20,857

OIL, GAS & CONSUMABLE FUELS – 3.3%
Bill Barrett Corp.*		8,510	306,360
Callon Petroleum Co.*		14,320	70,884
Cloud Peak Energy, Inc.*		16,000	292,000
Contango Oil & Gas Co.*		2,320	116,371
CVR Energy, Inc.*		22,796	188,067
Dominion Resources Black Warrior Trust		3,338	45,397
Gran Tierra Energy, Inc.*		16,920	130,622
Gulfport Energy Corp.*		4,524	62,612
Holly Corp.		68,423	1,967,161
James River Coal Co.*		6,110	107,108
MarkWest Energy Partners LP		27,729	996,026
PAA Natural Gas Storage LP		23,630	570,428
Pengrowth Energy Trust	CA	27,897	308,541
Petrobras Argentina SA ADR	AR	1,120	18,525

	Country Code**	Shares	Value
PetroQuest Energy, Inc.*		16,890	$102,860
PrimeEnergy Corp.*		1,112	20,350
Stone Energy Corp.*		15,688	231,084
Teekay Offshore Partners LP	MH	6,000	138,840
Teekay Tankers Ltd., Class A	MH	4,527	58,896
Vaalco Energy, Inc.*		14,040	80,590
W&T Offshore, Inc.		10,440	110,664

			5,923,386

PAPER & FOREST PRODUCTS – 0.7%
Buckeye Technologies, Inc.		20,024	294,553
Clearwater Paper Corp.*		3,408	259,281
Domtar Corp.		4,666	301,330
Glatfelter		13,790	167,687
KapStone Paper and Packaging Corp.*		13,194	160,175

			1,183,026

PERSONAL PRODUCTS – 0.4%
China Sky One Medical, Inc.*		3,110	23,636
Herbalife, Ltd.	KY	6,594	397,948
Inter Parfums, Inc.		50	879
Nu Skin Enterprises, Inc., Class A		2,760	79,488
Prestige Brands Holdings, Inc.*		16,986	167,992

			669,943

PHARMACEUTICALS – 2.7%
Endo Pharmaceuticals Holding, Inc.*		11,282	375,014
Hi-Tech Pharmacal Co., Inc.*		4,000	80,960
Impax Laboratories, Inc.*		14,770	292,446
Indevus Pharmaceuticals, Inc.*		600	—
King Pharmaceuticals, Inc.*		19,421	193,433
Medicis Pharmaceutical Corp., Class A		11,216	332,554
Par Pharmaceutical Cos., Inc.*		8,392	244,039
Perrigo Co.		14,794	950,071
Questcor Pharmaceuticals, Inc.*		40,906	405,788
Salix Pharmaceuticals Ltd.*		33,220	1,319,498
Valeant Pharmaceuticals International, Inc.	CA	13,192	330,460
Viropharma, Inc.*		14,920	222,457

			4,746,720

PROFESSIONAL SERVICES – 0.7%
CBIZ, Inc.*		2,690	15,952
Dolan Co.*		8,590	97,668
GP Strategies Corp.*		6,466	58,776
Korn / Ferry International*		18,750	310,125
Robert Half International, Inc.		27,500	715,000

			1,197,521

REAL ESTATE INVESTMENT TRUSTS – 6.1%
Associated Estates Realty Corp.		13,834	193,399
Brandywine Reality Trust		55,930	685,143
BRE Properties, Inc.		7,320	303,780
CBL & Associates Properties, Inc.		22,004	287,372
Chatham Lodging Trust*		12,300	228,903

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Colonial Properties Trust		1,060	$17,161
Digital Realty Trust, Inc.		20,940	1,291,998
Education Realty Trust, Inc.		5,720	40,898
Essex Property Trust, Inc.		2,850	311,904
Extra Space Storage, Inc.		14,650	234,986
Government Properties Income Trust		2,400	64,080
Hatteras Financial Corp.		40,084	1,141,192
Home Properties, Inc.		5,900	312,110
Hospitality Properties Trust		4,870	108,747
LaSalle Hotel Properties		46,578	1,089,459
Mid-America Apartment Communities, Inc.		25,358	1,477,864
Pebblebrook Hotel Trust*		6,390	115,084
PS Business Parks, Inc.		5,120	289,638
Saul Centers, Inc.		40	1,678
Starwood Property Trust, Inc.		24,452	485,861
Strategic Hotels & Resorts, Inc.*		111,050	470,852
Tanger Factory Outlet Centers, Inc.		28,126	1,325,860
Taubman Centers, Inc.		6,810	303,794
U-Store-It Trust		13,370	111,640

			10,893,403

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Altisource Portfolio Solutions SA*	LU	7,870	245,072

ROAD & RAIL – 1.5%
Amerco*		2,330	185,188
Avis Budget Group, Inc.*		1,729	20,143
Genesee & Wyoming, Inc., Class A*		13,160	571,013
Old Dominion Freight Line, Inc.*		71,436	1,815,903

			2,592,247

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.5%
Amkor Technology, Inc.*		42,490	279,159
ASM International NV*	NL	1,040	26,458
Atheros Communications, Inc.*		49,175	1,295,761
Cabot Microelectronics Corp.*		5,200	167,336
China Sunergy Co., Ltd. ADR*	KY	38,310	172,778
Fairchild Semiconductor International, Inc.*		33,830	318,002
GT Solar International, Inc.*		39,827	333,352
Himax Technologies, Inc. ADR	KY	42,144	104,517
Integrated Device Technology, Inc.*		14,520	84,942
JA Solar Holdings Co., Ltd. ADR*	KY	26,900	250,977
Kulicke & Soffa Industries, Inc.*		15,440	95,574
Lattice Semiconductor Corp.*		40,100	190,475
Micrel, Inc.		22,557	222,412
Microsemi Corp.*		5,020	86,093
Netlogic Microsystems, Inc.*		49,806	1,373,649
O2Micro International Ltd. ADR*	KY	2,360	14,420

	Country Code**	Shares	Value
PMC-Sierra, Inc.*		29,850	$219,696
RF Micro Devices, Inc.*		55,280	339,419
Semtech Corp.*		57,959	1,170,192
Silicon Motion Technology Corp. ADR*	KY	7,792	42,778
Skyworks Solutions, Inc.*		52,634	1,088,471
Solarfun Power Holdings Co., Ltd. ADR*	KY	17,630	231,835
Standard Microsystems Corp.*		790	18,020
Teradyne, Inc.*		28,990	322,949
Tessera Technologies, Inc.*		9,100	168,350
Varian Semiconductor Equipment Associates, Inc.*		31,190	897,648
Veeco Instruments, Inc.*		8,370	291,862

			9,807,125

SOFTWARE – 4.5%
Actuate Corp.*		26,112	134,477
Blackboard, Inc.*		27,520	991,821
Changyou.com Ltd. ADR*	KY	5,932	163,130
Compuware Corp.*		37,473	319,645
Concur Technologies, Inc.*		14,121	698,142
FactSet Research Systems, Inc.		17,169	1,392,921
Fair Issac Corp.		16,483	406,471
Giant Interactive Group, Inc. ADR	KY	15,651	100,479
Lawson Software, Inc.*		13,870	117,479
Manhattan Associates, Inc.*		12,993	381,344
Microstrategy, Inc.*		4,446	385,068
Monotype Imaging Holdings, Inc.*		6,032	55,193
Net 1 UEPS Technologies, Inc.*		20,905	241,662
Netscout Systems, Inc.*		2,620	53,736
Perfect World Co. Ltd. ADR*	KY	8,665	222,344
Pervasive Software, Inc.*		8,826	43,600
Quest Software, Inc.*		16,991	417,809
Shanda Games Ltd. ADR*	KY	26,710	143,166
TIBCO Software, Inc.*		95,013	1,685,531
Virnetx Holding Corp.		2,340	34,351
Websense, Inc.*		4,615	81,870

			8,070,239

SPECIALTY RETAIL – 3.9%
Aeropostale, Inc.*		12,567	292,183
AnnTaylor Stores Corp.*		9,400	190,256
Books-A-Million, Inc.		4,884	29,304
Cabela’s, Inc.*		7,642	145,045
Childrens Place Retail Stores, Inc.*		33,699	1,643,500
Collective Brands, Inc.*		5,390	86,995
DSW, Inc.*		10,140	291,018
Finish Line, Inc., Class A		20,134	280,064
Gymboree Corp.*		7,835	325,466
Jo-Ann Stores, Inc.*		7,776	346,421
JOS A Bank Clothiers, Inc.*		5,943	253,231
Kirkland’s, Inc.*		19,767	273,971
Rental-A-Center, Inc.		18,409	411,993
Select Comfort Corp.*		12,650	85,767
Signet Jewelers, Ltd.*	BM	10,061	319,336

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Stage Stores, Inc.		17,665	$229,645
The Cato Corp.		16,748	448,176
The Men’s Wearhouse, Inc.		1,090	25,931
Tractor Supply Co.		33,566	1,331,228

			7,009,530

TEXTILES, APPAREL & LUXURY GOODS – 2.4%
Deckers Outdoor Corp.*		5,898	294,664
Fossil, Inc.*		15,828	851,388
Jones Apparel Group, Inc.		11,110	218,200
Oxford Industries, Inc.		700	16,646
Perry Ellis International, Inc.*		7,556	165,099
Phillips-Van Heusen Corp.		34,109	2,051,997
Timberland Co., Class A*		16,955	335,879
True Religion Apparel, Inc.*		1,770	37,772
Warnaco Group, Inc.*		6,640	339,503

			4,311,148

THRIFT & MORTGAGE FINANCE – 1.5%
BofI Holding, Inc.*		3,110	36,916
Federal Agricultural Mortgage Corp.		4,700	50,854
First Defiance Financial Corp.		6,103	61,518
First Niagara Financial Group, Inc.		38,002	442,723
MGIC Investment Corp.*		109,710	1,012,623
Northwest Bancshares, Inc.		40,980	458,566
Radian Group, Inc.		72,530	567,185

			2,630,385

TOBACCO – 0.0%+
Alliance One International, Inc.*		12,448	51,659

TRADING COMPANIES & DISTRIBUTORS – 0.3%
Aircastle Ltd.	BM	11,138	94,450
Applied Industrial Technologies, Inc.		9,640	294,984
DXP Enterprises, Inc.*		3,152	59,825
Fly Leasing Ltd. ADR	BM	3,990	52,668
Interline Brands, Inc.*		3,974	71,691
TAL International Group, Inc.		1,270	30,760

			604,378

WATER UTILITIES – 0.5%
Aqua America, Inc.		40,876	833,870

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Cellcom Israel, Ltd.	IL	8,790	266,952
NTELOS Holdings Corp.		7,870	133,161
USA Mobility, Inc.		18,459	295,898

			696,011

Total Common Stocks (Cost $150,326,093)			177,150,097

SHORT TERM INVESTMENTS – 0.8%
MUTUAL FUNDS – 0.8%
State Street Institutional Treasury Plus Money Market Fund (Cost $1,463,606)		1,463,606	1,463,606

Value
TOTAL INVESTMENTS – 100.4% (Cost $151,789,699)	$178,613,703
Liabilities in excess of other assets – (0.4)%	(640,826)

NET ASSETS – 100.0%	$177,972,877

ADR	American Depositary Receipt
AN	Netherlands Antilles
AR	Argentina
BM	Bermuda
BR	Brazil
CA	Canada
FR	France
IE	Ireland
IL	Israel
IN	India
KY	Cayman Islands
LR	Liberia
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
NZ	New Zealand
PA	Panama
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $444, representing less than 0.05% of net assets.

SC OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 99.3%
AEROSPACE & DEFENSE – 4.6%
L-3 Communications Holdings, Inc.	17,300	$1,250,271
Lockheed Martin Corp.	22,800	1,625,184
Northrop Grumman Corp.	26,800	1,624,884
Raytheon Co.	24,400	1,115,324
The Boeing Co.	7,300	485,742

		6,101,405

AIRLINES – 1.3%
Southwest Airlines Co.	136,400	1,782,748

AUTO COMPONENTS – 0.7%
Johnson Controls, Inc.	29,500	899,750

AUTOMOBILES – 0.7%
Ford Motor Co.*	38,500	471,240
Harley-Davidson, Inc.	15,400	437,976

		909,216

BEVERAGES – 0.5%
PepsiCo, Inc.	9,600	637,824

BIOTECHNOLOGY – 0.8%
Cephalon, Inc.*	17,100	1,067,724

CAPITAL MARKETS – 1.3%
Bank of New York Mellon Corp.	66,400	1,735,032

CHEMICALS – 0.5%
The Sherwin-Williams Co.	8,300	623,662

COMMERCIAL BANKS – 5.3%
BB&T Corp.	63,500	1,529,080
PNC Financial Services Group, Inc.	18,300	949,953
U.S. Bancorp	70,900	1,532,858
Wells Fargo & Co.	124,500	3,128,685

		7,140,576

COMMERCIAL SERVICES & SUPPLIES – 0.5%
R.R. Donnelley & Sons Co.	41,400	702,144

COMMUNICATIONS EQUIPMENT – 1.5%
Motorola, Inc.*	236,000	2,013,080

COMPUTERS & PERIPHERALS – 5.5%
Apple, Inc.*	14,200	4,029,250
Hewlett-Packard Co.	74,900	3,151,043
SanDisk Corp.*	3,900	142,935

		7,323,228

CONTAINERS & PACKAGING – 0.2%
Sealed Air Corp.	14,900	334,952

DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp.	64,700	848,217
JP Morgan Chase & Co.	76,900	2,927,583

		3,775,800

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
Verizon Communications, Inc.	108,600	$3,539,274

ENERGY EQUIPMENT & SERVICES – 0.7%
National-Oilwell Varco, Inc.	20,400	907,188

FOOD & STAPLES RETAILING – 6.9%
CVS Caremark Corp.	55,200	1,737,144
Kroger Co.	19,200	415,872
Safeway, Inc.	61,200	1,294,992
Wal-Mart Stores, Inc.	71,300	3,815,976
Walgreen Co.	57,500	1,926,250

		9,190,234

FOOD PRODUCTS – 3.7%
ConAgra Foods, Inc.	6,700	146,998
H.J. Heinz Co.	8,500	402,645
Kellogg Co.	6,900	348,519
Sara Lee Corp.	47,300	635,239
The Hershey Co.	32,600	1,551,434
Tyson Foods, Inc., Class A	120,000	1,922,400

		5,007,235

GAS UTILITIES – 0.7%
ONEOK, Inc.	22,100	995,384

HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Medtronic, Inc.	5,700	191,406

HEALTH CARE PROVIDERS & SERVICES – 11.2%
Aetna, Inc.	57,600	1,820,736
AmerisourceBergen Corp.	45,300	1,388,898
Cardinal Health, Inc.	42,900	1,417,416
CIGNA Corp.	7,800	279,084
Express Scripts, Inc.*	8,400	409,080
Humana, Inc.*	23,600	1,185,664
McKesson Corp.	25,700	1,587,746
Medco Health Solutions, Inc.*	46,900	2,441,614
UnitedHealth Group, Inc.	63,600	2,232,996
WellPoint, Inc.*	39,600	2,242,944

		15,006,178

HOTELS, RESTAURANTS & LEISURE – 1.0%
Starbucks Corp.	54,100	1,383,878

HOUSEHOLD DURABLES – 0.6%
Whirlpool Corp.	9,600	777,216

HOUSEHOLD PRODUCTS – 3.7%
Colgate-Palmolive Co.	5,700	438,102
The Procter & Gamble Co.	76,500	4,587,705

		5,025,807

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
NRG Energy, Inc.*	11,600	241,512

INDUSTRIAL CONGLOMERATES – 0.7%
3m Co.	10,500	910,455

INSURANCE – 1.0%
Genworth Financial Inc., Class A*	107,300	1,311,206

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INTERNET SOFTWARE & SERVICES – 1.3%
Google, Inc., Class A*	3,200	$1,682,528

IT SERVICES – 2.5%
Computer Sciences Corp.	13,000	598,000
International Business Machines Corp.	20,600	2,763,284

		3,361,284

MACHINERY – 0.9%
Cummins, Inc.	13,500	1,222,830

MEDIA – 4.7%
Comcast Corp., Class A	107,700	1,947,216
The Interpublic Group of Cos., Inc.*	200,100	2,007,003
Time Warner Cable, Inc.	8,900	480,511
Time Warner, Inc.	60,600	1,857,390

		6,292,120

METALS & MINING – 2.3%
Cliffs Natural Resources, Inc.	38,700	2,473,704
Titanium Metals Corp.*	27,800	554,888

		3,028,592

MULTI-UTILITIES – 0.6%
NiSource, Inc.	44,900	781,260

OIL, GAS & CONSUMABLE FUELS – 10.9%
Chevron Corp.	33,800	2,739,490
ConocoPhillips	35,300	2,027,279
Exxon Mobil Corp.	58,200	3,596,178
Marathon Oil Corp.	53,000	1,754,300
Peabody Energy Corp.	28,100	1,377,181
The Williams Cos., Inc.	76,800	1,467,648
Valero Energy Corp.	94,400	1,652,944

		14,615,020

PAPER & FOREST PRODUCTS – 2.5%
International Paper Co.	99,900	2,172,825
MeadWestvaco Corp.	50,600	1,233,628

		3,406,453

PHARMACEUTICALS – 2.4%
Bristol-Myers Squibb Co.	55,200	1,496,472
Johnson & Johnson	12,200	755,912
Pfizer, Inc.	55,100	946,067

		3,198,451

ROAD & RAIL – 1.3%
Union Pacific Corp.	21,000	1,717,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%
Advanced Micro Devices, Inc.*	73,200	520,452
Broadcom Corp., Class A	17,100	605,169

		1,125,621

SOFTWARE – 2.5%
Microsoft Corp.	137,100	3,357,579

SPECIALTY RETAIL – 4.0%
Best Buy Co., Inc.	15,600	636,948

	Shares	Value
Limited Brands, Inc.	36,700	$982,826
Ross Stores, Inc.	22,200	1,212,564
The Gap, Inc.	61,100	1,138,904
TJX Cos., Inc.	32,700	1,459,401

		5,430,643

THRIFT & MORTGAGE FINANCE – 0.8%
Hudson City Bancorp, Inc.	84,600	1,037,196

TOBACCO – 1.5%
Philip Morris International, Inc.	6,800	380,936
Reynolds American, Inc.	27,300	1,621,347

		2,002,283

WIRELESS TELECOMMUNICATION SERVICES – 1.0%
Sprint Nextel Corp.*	302,300	1,399,649

Total Common Stocks (Cost $127,025,005)		133,193,423

SHORT TERM INVESTMENTS – 0.6%
MUTUAL FUNDS – 0.6%
State Street Institutional Treasury Plus Money Market Fund (Cost $759,188)	759,188	759,188

TOTAL INVESTMENTS – 99.9% (Cost $127,784,193)		133,952,611
Other assets less liabilities – 0.1%		138,052

NET ASSETS – 100.0%		$134,090,663

*	Non-income producing security.

SC OPPENHEIMER LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.3%
AEROSPACE & DEFENSE – 2.2%
Honeywell International, Inc.		57,971	$2,547,245
The Boeing Co.		29,731	1,978,301

			4,525,546

AIR FREIGHT & LOGISTICS – 0.9%
C.H. Robinson Worldwide, Inc.		28,097	1,964,542

AIRLINES – 0.9%
Southwest Airlines Co.		137,822	1,801,333

AUTOMOBILES – 0.9%
Ford Motor Co.*		149,369	1,828,277

BEVERAGES – 0.8%
Anheuser-Busch InBev NV ADR	BE	30,058	1,765,907

BIOTECHNOLOGY – 0.1%
Amylin Pharmaceuticals, Inc.*		9,856	205,498

CAPITAL MARKETS – 1.6%
Morgan Stanley		30,949	763,821
The Goldman Sachs Group, Inc.		18,490	2,673,284

			3,437,105

COMMERCIAL BANKS – 0.8%
Wells Fargo & Co.		70,105	1,761,739

COMMUNICATIONS EQUIPMENT – 8.1%
Cisco Systems, Inc.*		455,847	9,983,049
Emulex Corp.*		170,733	1,782,452
Juniper Networks, Inc.*		104,288	3,165,141
Riverbed Technology, Inc.*		41,113	1,873,931

			16,804,573

COMPUTERS & PERIPHERALS – 13.9%
Apple, Inc.*		32,501	9,222,159
Dell, Inc.*		181,876	2,357,113
EMC Corp.*		325,759	6,616,165
NetApp, Inc.*		129,103	6,428,038
QLogic Corp.*		193,417	3,411,876
SanDisk Corp.*		25,521	935,345

			28,970,696

CONSUMER FINANCE – 1.0%
American Express Co.		48,156	2,023,997

DIVERSIFIED CONSUMER SERVICES – 0.8%
ITT Educational Services, Inc.*		23,489	1,650,572

ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.		37,277	1,963,007

ENERGY EQUIPMENT & SERVICES – 0.8%
Baker Hughes, Inc.		14,841	632,227
Oceaneering International, Inc.*		17,614	948,690

			1,580,917

	Country Code**	Shares	Value
FOOD PRODUCTS – 0.8%
General Mills, Inc.		43,992	$1,607,468

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
Hologic, Inc.*		58,426	935,400
Intuitive Surgical, Inc.*		2,273	644,941
Medtronic, Inc.		87,002	2,921,527
Stryker Corp.		16,529	827,277

			5,329,145

HEALTH CARE PROVIDERS & SERVICES – 2.4%
Laboratory Corp. of America Holdings*		25,974	2,037,141
UnitedHealth Group, Inc.		57,257	2,010,293
WellPoint, Inc.*		18,040	1,021,786

			5,069,220

HOTELS, RESTAURANTS & LEISURE – 2.1%
Carnival Corp.	PA	26,414	1,009,279
Las Vegas Sands Corp.*		54,188	1,888,452
Starbucks Corp.		60,635	1,551,043

			4,448,774

HOUSEHOLD PRODUCTS – 0.7%
Clorox Co.		16,699	1,114,825
The Procter & Gamble Co.		5,698	341,709

			1,456,534

INDUSTRIAL CONGLOMERATES – 1.8%
General Electric Co.		232,394	3,776,402

INSURANCE – 1.3%
Lincoln National Corp.		110,442	2,641,773

INTERNET & CATALOG RETAIL – 2.5%
Amazon.com, Inc.*		12,885	2,023,718
Expedia, Inc.		73,406	2,070,784
Priceline.com, Inc.*		3,036	1,057,560

			5,152,062

INTERNET SOFTWARE & SERVICES – 2.8%
eBay, Inc.*		15,010	366,244
Google, Inc., Class A*		10,231	5,379,357

			5,745,601

IT SERVICES – 4.7%
International Business Machines Corp.		72,498	9,724,882

LIFE SCIENCES TOOLS & SERVICES – 1.1%
Waters Corp.*		32,000	2,264,960

MACHINERY – 8.9%
Caterpillar, Inc.		79,884	6,285,273
Cummins, Inc.		18,643	1,688,683
Dover Corp.		40,906	2,135,702
Illinois Tool Works, Inc.		35,160	1,653,223
Ingersoll-Rand PLC	IE	40,115	1,432,507
Joy Global, Inc.		33,070	2,325,483
Parker Hannifin Corp.		40,902	2,865,594

			18,386,465

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 1.9%
News Corp., Class A		96,650	$1,262,249
Omnicom Group, Inc.		66,580	2,628,578

			3,890,827

METALS & MINING – 1.9%
Cliffs Natural Resources, Inc.		10,556	674,740
Nucor Corp.		52,560	2,007,792
Teck Resources, Ltd., Class B	CA	28,771	1,184,214

			3,866,746

OIL, GAS & CONSUMABLE FUELS – 3.4%
Anadarko Petroleum Corp.		26,685	1,522,379
Exxon Mobil Corp.		25,534	1,577,746
Occidental Petroleum Corp.		21,803	1,707,175
Valero Energy Corp.		126,703	2,218,569

			7,025,869

PHARMACEUTICALS – 0.4%
Eli Lilly & Co.		24,902	909,670

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.8%
Altera Corp.		192,688	5,811,470
Analog Devices, Inc.		80,979	2,541,121
Atheros Communications, Inc.*		18,656	491,586
Broadcom Corp., Class A		60,461	2,139,715
Intel Corp.		125,985	2,422,692
Intersil Corp.		198,918	2,325,351
Texas Instruments, Inc.		4,637	125,848
Xilinx, Inc.		166,153	4,421,331

			20,279,114

SOFTWARE – 11.8%
Adobe Systems, Inc.*		49,716	1,300,074
Autodesk, Inc.*		23,992	767,024
BMC Software, Inc.*		32,140	1,301,027
Check Point Software Technologies Ltd.*	IL	57,125	2,109,626
Citrix Systems, Inc.*		14,818	1,011,180
Longtop Financial Technologies, Ltd. ADR*	KY	18,221	716,996
Microsoft Corp.		297,116	7,276,371
Oracle Corp.		241,050	6,472,193
Red Hat, Inc.*		43,052	1,765,132
VMware, Inc., Class A*		21,804	1,852,032

			24,571,655

SPECIALTY RETAIL – 3.9%
Advanced Auto Parts, Inc.		32,153	1,886,738
Guess?, Inc.		15,889	645,570
Ross Stores, Inc.		33,916	1,852,492
The Buckle, Inc.		19,563	519,202
The Home Depot, Inc.		51,652	1,636,335
TJX Cos., Inc.		34,827	1,554,329

			8,094,666

TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Coach, Inc.		38,175	1,639,999

Total Common Stocks (Cost $184,453,039)			206,165,541

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 0.7%
REPURCHASE AGREEMENTS – 0.7%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $1,340,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $1,406,598, total to be received $1,374,926) (Amortized cost $1,374,926)	$1,375	$1,374,926

TOTAL INVESTMENTS – 100.0%
(Cost $185,827,965)		207,540,467
Other assets less liabilities – 0.0%+		81,833

NET ASSETS – 100.0%		$207,622,300

ADR	American Depositary Receipt
BE	Belgium
CA	Canada
IE	Ireland
IL	Israel
KY	Cayman Islands
PA	Panama

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$206,165,541	$—	$—	$206,165,541
Short Term Investments
Repurchase Agreements	—	1,374,926	—	1,374,926

Total Investments	$206,165,541	$1,374,926	$—	$207,540,467

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.8%
AEROSPACE & DEFENSE – 1.4%
BE Aerospace, Inc.*		13,400	$406,154
Rockwell Collins, Inc.		30,890	1,799,343

			2,205,497

AIR FREIGHT & LOGISTICS – 2.0%
C.H. Robinson Worldwide, Inc.		16,200	1,132,704
Expeditors International of Washington, Inc.		42,900	1,983,267

			3,115,971

AIRLINES – 1.9%
Southwest Airlines Co.		222,200	2,904,154

AUTOMOBILES – 1.4%
Harley-Davidson, Inc.		73,000	2,076,120

BIOTECHNOLOGY – 2.0%
Amylin Pharmaceuticals, Inc.*		84,120	1,753,902
Regeneron Pharmaceuticals, Inc.*		21,700	594,580
Vertex Pharmaceuticals, Inc.*		18,400	636,088

			2,984,570

BUILDING PRODUCTS – 1.5%
Lennox International, Inc.		55,800	2,326,302

CAPITAL MARKETS – 3.2%
SEI Investments Co.		108,300	2,202,822
Stifel Financial Corp.*		25,100	1,161,879
T Rowe Price Group, Inc.		9,350	468,108
Waddell & Reed Financial, Inc., Class A		40,800	1,116,288

			4,949,097

CHEMICALS – 3.5%
CF Industries Holdings, Inc.		15,300	1,461,150
FMC Corp.		18,260	1,249,167
Scotts Miracle-Gro Co., Class A		30,000	1,551,900
The Sherwin-Williams Co.		14,130	1,061,728

			5,323,945

COMMERCIAL BANKS – 3.7%
Huntington Bancshares, Inc.		226,700	1,285,389
M&T Bank Corp.		25,800	2,110,698
Synovus Financial Corp.		258,100	634,926
TCF Financial Corp.		96,500	1,562,335

			5,593,348

COMMERCIAL SERVICES & SUPPLIES – 1.1%
Herman Miller, Inc.		6,900	135,792
HNI Corp.		35,100	1,009,476
Republic Services, Inc.		18,195	554,766

			1,700,034

COMMUNICATIONS EQUIPMENT – 1.5%
ADTRAN, Inc.		3,200	112,960
Polycom, Inc.*		47,500	1,295,800

	Country Code**	Shares	Value
Riverbed Technology, Inc.*		20,850	$950,343

			2,359,103

COMPUTERS & PERIPHERALS – 1.8%
NetApp, Inc.*		53,800	2,678,702

CONSTRUCTION & ENGINEERING – 0.8%
Jacobs Engineering Group, Inc.*		31,400	1,215,180

DIVERSIFIED CONSUMER SERVICES – 1.3%
DeVry, Inc.		9,800	482,258
ITT Educational Services, Inc.*		9,000	632,430
Strayer Education, Inc.		4,700	820,150

			1,934,838

DIVERSIFIED FINANCIAL SERVICES – 0.7%
IntercontinentalExchange, Inc.*		10,300	1,078,616

ELECTRIC UTILITIES – 1.4%
Northeast Utilities		72,500	2,143,825

ELECTRICAL EQUIPMENT – 0.8%
Ametek, Inc.		24,000	1,146,480

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
National Instruments Corp.		22,900	747,914

ENERGY EQUIPMENT & SERVICES – 0.5%
ENSCO International PLC ADR	GB	18,500	827,505

FOOD PRODUCTS – 1.0%
Dean Foods Co.*		38,900	397,169
Flowers Foods, Inc.		7,700	191,268
Smithfield Foods, Inc.*		52,900	890,307

			1,478,744

GAS UTILITIES – 1.4%
UGI Corp.		73,000	2,088,530

HEALTH CARE EQUIPMENT & SUPPLIES – 2.9%
Beckman Coulter, Inc.		44,500	2,171,155
Edwards Lifesciences Corp.*		15,800	1,059,390
ResMed, Inc.*		38,300	1,256,623

			4,487,168

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Lincare Holdings, Inc.		84,750	2,126,377
Patterson Cos., Inc.		58,400	1,673,160
Universal Health Services, Inc., Class B		37,700	1,465,022

			5,264,559

HOTELS, RESTAURANTS & LEISURE – 0.2%
The Cheesecake Factory, Inc.*		13,600	359,992

HOUSEHOLD DURABLES – 1.2%
NVR, Inc.*		2,716	1,758,691

INDUSTRIAL CONGLOMERATES – 1.0%
Carlisle Cos., Inc.		48,800	1,461,560

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
INSURANCE – 4.1%
Brown & Brown, Inc.		83,200	$1,679,808
Genworth Financial Inc., Class A*		113,300	1,384,526
Unum Group		87,020	1,927,493
W.R. Berkley Corp.		48,071	1,301,282

			6,293,109

INTERNET & CATALOG RETAIL – 0.3%
Netflix, Inc.*		2,900	470,264

INTERNET SOFTWARE & SERVICES – 2.6%
Equinix, Inc.*		6,540	669,369
GSI Commerce, Inc.*		28,100	694,070
VeriSign, Inc.*		83,400	2,647,116

			4,010,555

IT SERVICES – 3.9%
Gartner, Inc.*		44,200	1,301,248
Genpact, Ltd.*	BM	85,500	1,515,915
Global Payments, Inc.		12,700	544,703
Teradata Corp.*		22,200	856,032
The Western Union Co.		94,800	1,675,116

			5,893,014

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Hasbro, Inc.		25,100	1,117,201

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Qiagen NV*	NL	60,410	1,071,673

MACHINERY – 5.2%
IDEX Corp.		49,700	1,764,847
Ingersoll-Rand PLC	IE	41,900	1,496,249
Joy Global, Inc.		26,000	1,828,320
PACCAR, Inc.		60,000	2,889,000

			7,978,416

MEDIA – 2.8%
Discovery Communications, Inc., Class A*		58,650	2,554,207
DreamWorks Animation SKG, Inc., Class A*		51,900	1,656,129

			4,210,336

METALS & MINING – 0.5%
Steel Dynamics, Inc.		53,400	753,474

MULTI-UTILITIES – 1.1%
Wisconsin Energy Corp.		28,900	1,670,420

OIL, GAS & CONSUMABLE FUELS – 6.1%
Cobalt International Energy, Inc.*		54,100	516,655
Consol Energy, Inc.		45,600	1,685,376
Denbury Resources, Inc.*		42,300	672,147
El Paso Corp.		63,600	787,368
Frontier Oil Corp.		46,100	617,740
Holly Corp.		21,400	615,250
Noble Energy, Inc.		13,300	998,697
Overseas Shipholding Group, Inc.		28,500	978,120

	Country Code**	Shares	Value
Peabody Energy Corp.		23,200	$1,137,032
SM Energy Co.		11,300	423,298
Ultra Petroleum Corp.*	CA	22,500	944,550

			9,376,233

PERSONAL PRODUCTS – 0.4%
The Estee Lauder Cos., Inc. Class A		9,600	607,008

PHARMACEUTICALS – 3.5%
King Pharmaceuticals, Inc.*		129,600	1,290,816
Mylan, Inc.*		80,600	1,516,086
Watson Pharmaceuticals, Inc.*		58,200	2,462,442

			5,269,344

PROFESSIONAL SERVICES – 1.8%
Manpower, Inc.		27,600	1,440,720
Robert Half International, Inc.		50,850	1,322,100

			2,762,820

REAL ESTATE INVESTMENT TRUSTS – 2.2%
Alexandria Real Estate Equities, Inc.		19,000	1,330,000
AMB Property Corp.		29,000	767,630
Host Hotels & Resorts, Inc.		25,629	371,108
Public Storage		9,900	960,696

			3,429,434

ROAD & RAIL – 1.8%
Con-Way, Inc.		21,750	674,033
JB Hunt Transport Services, Inc.		35,600	1,235,320
Kansas City Southern*		21,000	785,610

			2,694,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.5%
Altera Corp.		40,500	1,221,480
Analog Devices, Inc.		29,200	916,296
Lam Research Corp.*		30,700	1,284,795
Maxim Integrated Products, Inc.		52,700	975,477
Xilinx, Inc.		32,400	862,164

			5,260,212

SOFTWARE – 6.1%
BMC Software, Inc.*		17,900	724,592
Check Point Software Technologies Ltd.*	IL	49,500	1,828,035
Citrix Systems, Inc.*		24,400	1,665,056
FactSet Research Systems, Inc.		14,800	1,200,724
MICROS Systems, Inc.*		38,400	1,625,472
Red Hat, Inc.*		30,900	1,266,900
Salesforce.com, Inc.*		8,500	950,300

			9,261,079

SPECIALTY RETAIL – 4.6%
Advanced Auto Parts, Inc.		17,200	1,009,296
AutoZone, Inc.*		3,700	846,967
O’Reilly Automotive, Inc.*		20,700	1,101,240
Office Depot, Inc.*		120,900	556,140

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Penske Automotive Group, Inc.*		85,980	$1,134,936
Staples, Inc.		91,700	1,918,364
Urban Outfitters, Inc.*		13,300	418,152

			6,985,095

THRIFT & MORTGAGE FINANCE – 0.8%
MGIC Investment Corp.*		55,880	515,772
People’s United Financial, Inc.		54,000	706,860

			1,222,632

WATER UTILITIES – 0.6%
Aqua America, Inc.		47,500	969,000

WIRELESS TELECOMMUNICATION SERVICES – 1.3%
American Tower Corp. Class A*		39,900	2,045,274

Total Common Stocks (Cost $127,221,438)			147,562,001

	Principal Amount (000)
SHORT TERM INVESTMENTS – 3.2%
REPURCHASE AGREEMENTS – 3.2%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $4,750,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $4,986,075, total to be received $4,884,737) (Amortized cost $4,884,736)	$4,885	4,884,736

TOTAL INVESTMENTS – 100.0%
(Cost $132,106,174)		152,446,737
Other assets less liabilities – 0.0%+		5,953

NET ASSETS – 100.0%		$152,452,690

ADR	American Depositary Receipt
BM	Bermuda
CA	Canada
GB	Great Britain
IE	Ireland
IL	Israel
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$147,562,001	$—	$—	$147,562,001
Short Term Investments
Repurchase Agreements	—	4,884,736	—	4,884,736

Total Investments	$147,562,001	$4,884,736	$—	$152,446,737

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.2%
AEROSPACE & DEFENSE – 0.5%
Lockheed Martin Corp.		40,810	$2,908,937

AIRLINES – 2.3%
AMR Corp.*		410,640	2,574,713
Delta Air Lines, Inc.*		863,621	10,052,548

			12,627,261

AUTOMOBILES – 1.5%
Ford Motor Co.*		656,830	8,039,599

BEVERAGES – 0.7%
PepsiCo, Inc.		56,720	3,768,476

BIOTECHNOLOGY – 1.5%
Amgen, Inc.*		148,330	8,174,466

CAPITAL MARKETS – 8.7%
Bank of New York Mellon Corp.		442,600	11,565,138
Franklin Resources, Inc.		34,420	3,679,498
Morgan Stanley		252,900	6,241,572
State Street Corp.		128,011	4,820,894
The Charles Schwab Corp.		485,550	6,749,145
The Goldman Sachs Group, Inc.		93,970	13,586,183

			46,642,430

CHEMICALS – 2.7%
Potash Corp. of Saskatchewan, Inc.	CA	13,120	1,889,805
The Dow Chemical Co.		214,030	5,877,264
The Mosaic Co.		117,300	6,892,548

			14,659,617

COMMERCIAL BANKS – 10.3%
Keycorp		666,470	5,305,101
M&T Bank Corp.		43,560	3,563,644
PNC Financial Services Group, Inc.		127,820	6,635,136
Regions Financial Corp.		390,580	2,839,517
Suntrust Banks, Inc.		480,499	12,411,289
Wells Fargo & Co.		795,900	20,000,967
Zions Bancorporation		234,050	4,999,308

			55,754,962

COMPUTERS & PERIPHERALS – 0.8%
EMC Corp.*		223,410	4,537,457

CONSTRUCTION & ENGINEERING – 0.3%
Fluor Corp.		34,350	1,701,356

DIVERSIFIED FINANCIAL SERVICES – 7.9%
Bank of America Corp.		729,104	9,558,553
Citigroup, Inc.*		2,456,870	9,581,793
JP Morgan Chase & Co.		608,207	23,154,441

			42,294,787

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.8%
AT&T, Inc.		320,880	9,177,168

	Country Code**	Shares	Value
Verizon Communications, Inc.		185,110	$6,032,735

			15,209,903

ELECTRIC UTILITIES – 1.3%
NextEra Energy, Inc.		32,690	1,778,009
Progress Energy, Inc.		72,360	3,214,231
Southern Co.		53,750	2,001,650

			6,993,890

ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.		87,650	4,615,649

ENERGY EQUIPMENT & SERVICES – 2.8%
Halliburton Co.		137,412	4,544,215
Schlumberger, Ltd.	AN	172,100	10,603,081

			15,147,296

FOOD & STAPLES RETAILING – 1.3%
Kroger Co.		317,630	6,879,866

FOOD PRODUCTS – 1.4%
Archer-Daniels-Midland Co.		229,050	7,311,276

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Baxter International, Inc.		57,040	2,721,379
Covidien PLC	IE	54,780	2,201,608

			4,922,987

HEALTH CARE PROVIDERS & SERVICES – 3.0%
CIGNA Corp.		85,640	3,064,199
Tenet Healthcare Corp.*		283,120	1,336,326
UnitedHealth Group, Inc.		339,550	11,921,601

			16,322,126

HOTELS, RESTAURANTS & LEISURE – 3.1%
Carnival Corp.	PA	140,640	5,373,854
Hyatt Hotels Corp., Class A*		133,480	4,990,817
Marriott International, Inc., Class A		177,242	6,350,581

			16,715,252

HOUSEHOLD DURABLES – 0.4%
Pulte Homes, Inc.*		243,300	2,131,308

HOUSEHOLD PRODUCTS – 0.9%
Colgate-Palmolive Co.		60,700	4,665,402

INSURANCE – 1.9%
Berkshire Hathaway, Inc., Class B*		64,090	5,298,961
MetLife, Inc.		131,810	5,068,095

			10,367,056

INTERNET & CATALOG RETAIL – 2.1%
HSN, Inc.*		380,254	11,369,595

MACHINERY – 4.3%
Caterpillar, Inc.		135,840	10,687,891
Eaton Corp.		148,920	12,284,411

			22,972,302

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MEDIA – 2.8%
Comcast Corp., Class A		538,790	$9,741,323
Omnicom Group, Inc.		44,710	1,765,151
Time Warner Cable, Inc.		64,736	3,495,097

			15,001,571

METALS & MINING – 6.1%
Barrick Gold Corp.	CA	219,810	10,175,005
Cliffs Natural Resources, Inc.		73,330	4,687,254
Freeport-McMoRan Copper & Gold, Inc.		35,750	3,052,692
Newmont Mining Corp.		157,820	9,912,674
United States Steel Corp.		110,350	4,837,744

			32,665,369

MULTI-LINE RETAIL – 1.2%
Target Corp.		124,460	6,651,142

MULTI-UTILITIES – 1.2%
PG&E Corp.		108,200	4,914,444
Public Service Enterprise Group, Inc.		40,620	1,343,710

			6,258,154

OIL, GAS & CONSUMABLE FUELS – 10.2%
Anadarko Petroleum Corp.		66,840	3,813,222
Apache Corp.		22,170	2,167,339
Chevron Corp.		226,360	18,346,478
El Paso Corp.		393,230	4,868,187
Exxon Mobil Corp.		186,481	11,522,661
Hess Corp.		88,550	5,235,076
Marathon Oil Corp.		102,420	3,390,102
Suncor Energy, Inc.	CA	103,330	3,363,392
Valero Energy Corp.		115,680	2,025,557

			54,732,014

PAPER & FOREST PRODUCTS – 1.2%
International Paper Co.		293,870	6,391,672

PHARMACEUTICALS – 4.9%
Abbott Laboratories		155,250	8,110,260
Johnson & Johnson		74,590	4,621,596
Merck & Co., Inc.		145,358	5,350,628
Pfizer, Inc.		168,480	2,892,802
Teva Pharmaceutical Industries, Ltd. ADR	IL	102,100	5,385,775

			26,361,061

REAL ESTATE INVESTMENT TRUSTS – 0.2%
Annaly Capital Management, Inc.		73,300	1,290,080

ROAD & RAIL – 1.9%
Hertz Global Holdings, Inc.*		954,610	10,109,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%
Intel Corp.		131,510	2,528,937
Texas Instruments, Inc.		70,630	1,916,898

			4,445,835

	Country Code**	Shares	Value
SOFTWARE – 1.0%
Oracle Corp.		209,650	$5,629,102

SPECIALTY RETAIL – 0.4%
J. Crew Group, Inc.*		71,040	2,388,365

Total Common Stocks (Cost $422,691,751)			518,656,941

SHORT TERM INVESTMENTS – 3.9%
MUTUAL FUNDS – 3.9%
State Street Institutional Liquid Reserves Fund (Cost $21,209,903)		21,209,903	21,209,903

TOTAL INVESTMENTS – 100.1% (Cost $443,901,654)			539,866,844
Liabilities in excess of other assets – (0.1)%			(725,739)

NET ASSETS – 100.0%			$539,141,105

ADR	American Depositary Receipt
AN	Netherlands Antilles
CA	Canada
IE	Ireland
IL	Israel
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC LORD ABBETT GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 97.4%
AEROSPACE & DEFENSE – 0.8%
L-3 Communications Holdings, Inc.		16,412	$1,186,095
Rockwell Collins, Inc.		15,774	918,836

			2,104,931

AIR FREIGHT & LOGISTICS – 0.5%
UTI Worldwide, Inc.	VG	87,608	1,408,737

AIRLINES – 1.0%
Alaska Air Group, Inc.*		25,798	1,316,472
JetBlue Airways Corp.*		209,311	1,400,291

			2,716,763

AUTO COMPONENTS – 1.5%
Autoliv, Inc.		36,399	2,377,947
BorgWarner, Inc.*		4,250	223,635
Federal-Mogul Corp.*		10,371	196,116
TRW Automotive Holdings Corp.*		25,529	1,060,985

			3,858,683

BEVERAGES – 0.4%
Dr Pepper Snapple Group, Inc.		26,034	924,728
Molson Coors Brewing Co., Class B		4,705	222,170

			1,146,898

BIOTECHNOLOGY – 0.5%
Cephalon, Inc.*		16,224	1,013,027
Myriad Genetics, Inc.*		19,201	315,088

			1,328,115

BUILDING PRODUCTS – 0.4%
Armstrong World Industries, Inc.*		24,214	1,005,123

CAPITAL MARKETS – 0.5%
Federated Investors, Inc., Class B		36,144	822,637
Legg Mason, Inc.		15,598	472,775
Raymond James Financial, Inc.		3,362	85,160

			1,380,572

CHEMICALS – 2.7%
Ashland, Inc.		8,326	406,059
Cabot Corp.		26,979	878,706
Cytec Industries, Inc.		19,624	1,106,401
Eastman Chemical Co.		23,773	1,759,202
Huntsman Corp.		132,685	1,533,839
PPG Industries, Inc.		8,060	586,768
Scotts Miracle-Gro Co., Class A		8,489	439,136
The Sherwin-Williams Co.		3,304	248,262

			6,958,373

COMMERCIAL BANKS – 5.5%
Bank of Hawaii Corp.		2,071	93,029
CIT Group, Inc.*		10,699	436,733

	Country Code**	Shares	Value
Comerica, Inc.		31,133	$1,156,591
Fifth Third Bancorp		152,732	1,837,366
Fulton Financial Corp.		130,578	1,183,037
Keycorp		110,979	883,393
M&T Bank Corp.		16,801	1,374,490
Popular, Inc.*	PR	305,621	886,301
Regions Financial Corp.		249,664	1,815,057
Suntrust Banks, Inc.		138,672	3,581,898
TCF Financial Corp.		66,090	1,069,997

			14,317,892

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Avery Dennison Corp.		9,894	367,265
Cintas Corp.		13,520	372,476
R.R. Donnelley & Sons Co.		87,255	1,479,845

			2,219,586

COMMUNICATIONS EQUIPMENT – 0.4%
EchoStar Corp., Class A*		12,497	238,443
Tellabs, Inc.		116,784	870,041

			1,108,484

COMPUTERS & PERIPHERALS – 0.5%
Lexmark International, Inc., Class A*		6,177	275,618
Seagate Technology*	IE	50,290	592,416
Western Digital Corp.*		14,584	414,040

			1,282,074

CONSTRUCTION & ENGINEERING – 0.2%
KBR, Inc.		3,860	95,291
URS Corp.*		9,050	343,719

			439,010

CONSUMER FINANCE – 0.4%
AmeriCredit Corp.*		39,405	963,846

CONTAINERS & PACKAGING – 0.3%
Sealed Air Corp.		7,807	175,501
Sonoco Products Co.		17,684	591,353

			766,854

DISTRIBUTORS – 0.3%
Genuine Parts Co.		15,579	694,668

DIVERSIFIED CONSUMER SERVICES – 0.1%
Hillenbrand, Inc.		12,577	270,531

DIVERSIFIED FINANCIAL SERVICES – 0.1%
Moody’s Corp.		6,540	163,369

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
CenturyLink, Inc.		15,359	606,066
Qwest Communications International, Inc.		192,262	1,205,483

			1,811,549

ELECTRIC UTILITIES – 4.2%
DPL, Inc.		56,956	1,488,260
Edison International(1)		95,472	3,283,282
FirstEnergy Corp.		21,059	811,614

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Great Plains Energy, Inc.		12,617	$238,461
Northeast Utilities		10,364	306,463
Pepco Holdings, Inc.		37,521	697,891
Pinnacle West Capital Corp.		49,376	2,037,748
PPL Corp.		21,180	576,731
Progress Energy, Inc.		32,025	1,422,551
Westar Energy, Inc.		5,601	135,712

			10,998,713

ELECTRICAL EQUIPMENT – 0.9%
General Cable Corp.*		7,297	197,895
Rockwell Automation, Inc.		31,202	1,926,099
Thomas & Betts Corp.*		5,360	219,867

			2,343,861

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.7%
Arrow Electronics, Inc.*		25,409	679,182
Avnet, Inc.*		26,783	723,409
Ingram Micro, Inc., Class A*		80,963	1,365,036
National Instruments Corp.		4,798	156,703
Tech Data Corp.*		4,747	191,304
Vishay Intertechnology, Inc.*		136,093	1,317,380
Vishay Precision Group, Inc.*		9,044	141,177

			4,574,191

ENERGY EQUIPMENT & SERVICES – 2.0%
Dresser-Rand Group, Inc.*		7,697	284,063
Exterran Holdings, Inc.*		91,176	2,070,607
Nabors Industries, Ltd.*	BM	53,389	964,206
Oil States International, Inc.*		22,758	1,059,385
Rowan Cos., Inc.*		4,174	125,772
SEACOR Holdings, Inc.*		10,082	858,583

			5,362,616

FOOD PRODUCTS – 3.2%
Bunge, Ltd.	BM	9,625	569,415
Campbell Soup Co.		21,993	786,250
ConAgra Foods, Inc.		49,648	1,089,277
Corn Products International, Inc.		13,179	494,212
Hormel Foods Corp.		42,194	1,881,852
Lancaster Colony Corp.		6,657	316,208
Smithfield Foods, Inc.*		20,706	348,482
Tyson Foods, Inc., Class A		182,490	2,923,490

			8,409,186

GAS UTILITIES – 0.5%
Atmos Energy Corp.		11,981	350,444
Energen Corp.		23,857	1,090,742

			1,441,186

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Boston Scientific Corp.*		218,085	1,336,861
CareFusion Corp.*		29,905	742,840
Hill-Rom Holdings, Inc.		36,133	1,296,814

			3,376,515

HEALTH CARE PROVIDERS & SERVICES – 2.3%
Coventry Health Care, Inc.*		83,330	1,794,095
Health Net, Inc.*		45,537	1,238,151

	Country Code**	Shares	Value
Humana, Inc.*		56,338	$2,830,421
WellCare Health Plans, Inc.*		3,957	114,595

			5,977,262

HOTELS, RESTAURANTS & LEISURE – 0.3%
Choice Hotels International, Inc.		13,916	507,377
Panera Bread Co., Class A*		3,218	285,147
Wendy’s/Arby’s Group, Inc., Class A		26,735	121,110

			913,634

HOUSEHOLD DURABLES – 3.1%
Garmin Ltd.	CH	34,015	1,032,355
Harman International Industries, Inc.*		40,718	1,360,388
Leggett & Platt, Inc.		58,738	1,336,877
Mohawk Industries, Inc.*		52,954	2,822,448
Whirlpool Corp.(1)		20,663	1,672,877

			8,224,945

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.6%
Constellation Energy Group		40,694	1,311,975
Mirant Corp.*		98,853	984,576
NRG Energy, Inc.*		95,581	1,989,996

			4,286,547

INDUSTRIAL CONGLOMERATES – 0.2%
Carlisle Cos., Inc.		6,945	208,003
Textron, Inc.		15,103	310,517

			518,520

INSURANCE – 8.5%
American International Group, Inc.*		21,817	853,045
American National Insurance		2,361	179,365
Aon Corp.		3,404	133,130
Aspen Insurance Holdings, Ltd.	BM	43,436	1,315,242
Assurant, Inc.		28,392	1,155,554
Axis Capital Holdings, Ltd.	BM	17,806	586,530
Cincinnati Financial Corp.		3,034	87,531
CNA Financial Corp.*		31,051	869,117
Endurance Specialty Holdings, Ltd.	BM	30,871	1,228,666
Everest Re Group, Ltd.	BM	4,120	356,256
Fidelity National Financial, Inc., Class A		22,683	356,350
Genworth Financial Inc., Class A*		34,405	420,429
Lincoln National Corp.		44,671	1,068,530
Marsh & McLennan Cos., Inc.		60,204	1,452,120
MBIA, Inc.*		37,062	372,473
Mercury General Corp.		17,092	698,550
Old Republic International Corp.		43,597	603,818
Reinsurance Group of America, Inc.		3,561	171,961
RenaissanceRe Holdings Ltd.	BM	3,802	227,968
Symetra Financial Corp.		28,312	296,144

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Principal Financial Group, Inc.		3,961	$102,669
The Progressive Corp.(1)		75,326	1,572,054
Transatlantic Holdings, Inc.		14,536	738,720
Unitrin, Inc.		8,409	205,096
Unum Group(1)		152,541	3,378,783
W.R. Berkley Corp.		54,026	1,462,484
White Mountains Insurance Group, Ltd.	BM	4,171	1,286,587
XL Group PLC	IE	44,588	965,776

			22,144,948

INTERNET & CATALOG RETAIL – 1.6%
Expedia, Inc.		75,449	2,128,416
Liberty Media Corp. - Interactive, Series A*		141,538	1,940,486

			4,068,902

INTERNET SOFTWARE & SERVICES – 0.4%
AOL, Inc.*		40,090	992,227

IT SERVICES – 1.1%
Amdocs, Ltd.*	GG	18,243	522,845
Computer Sciences Corp.		9,586	440,956
Teradata Corp.*		42,304	1,631,242
The Western Union Co.		9,121	161,168

			2,756,211

MACHINERY – 3.6%
AGCO Corp.*		38,092	1,485,969
Cummins, Inc.		13,348	1,209,062
Eaton Corp.		34,844	2,874,282
Joy Global, Inc.		4,756	334,442
Lincoln Electric Holdings, Inc.		3,167	183,116
Oshkosh Corp.*		14,179	389,922
Parker Hannifin Corp.		9,630	674,678
The Timken Co.		59,470	2,281,269

			9,432,740

MEDIA – 2.5%
Cablevision Systems Corp., Class A		18,726	490,434
CBS Corp., Class B(1)		39,060	619,492
Clear Channel Outdoor Holdings, Inc., Class A*		12,827	146,613
DISH Network Corp., Class A		214,803	4,115,625
Liberty Global, Inc., Class A*		3,360	103,744
Liberty Media-Starz, Series A*		4,724	306,493
Scripps Networks Interactive, Inc., Class A		7,852	373,598
Virgin Media, Inc.		16,380	377,068

			6,533,067

METALS & MINING – 1.1%
Compass Minerals International, Inc.		1,300	99,606
Reliance Steel & Aluminum Co.		45,395	1,885,254
Schnitzer Steel Industries, Inc., Class A		14,922	720,434

	Country Code**	Shares	Value
Titanium Metals Corp.*		12,889	$257,265

			2,962,559

MULTI-LINE RETAIL – 0.1%
Big Lots, Inc.*		9,270	308,227

MULTI-UTILITIES – 5.9%
Alliant Energy Corp.		5,134	186,621
Ameren Corp.		112,005	3,180,942
Consolidated Edison, Inc.		5,574	268,778
DTE Energy Co.		30,622	1,406,469
Integrys Energy Group, Inc.		79,244	4,125,443
MDU Resources Group, Inc.		84,077	1,677,336
NiSource, Inc.		196,457	3,418,352
TECO Energy, Inc.		62,976	1,090,744

			15,354,685

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		27,164	281,147

OIL, GAS & CONSUMABLE FUELS – 7.8%
Cimarex Energy Co.		48,809	3,230,180
Frontier Oil Corp.		35,721	478,661
Murphy Oil Corp.		24,907	1,542,241
Peabody Energy Corp.		2,178	106,744
QEP Resources, Inc.		37,920	1,142,909
SM Energy Co.		42,012	1,573,770
Southern Union Co.		4,158	100,041
Sunoco, Inc.		88,169	3,218,169
Teekay Corp.	MH	9,396	251,155
Tesoro Corp.		189,470	2,531,319
Valero Energy Corp.		362,348	6,344,713

			20,519,902

PAPER & FOREST PRODUCTS – 1.8%
Domtar Corp.		14,305	923,817
International Paper Co.		116,056	2,524,218
MeadWestvaco Corp.		48,071	1,171,971

			4,620,006

PERSONAL PRODUCTS – 0.1%
NBTY, Inc.*		4,899	269,347

PHARMACEUTICALS – 1.5%
Endo Pharmaceuticals Holding, Inc.*		5,878	195,385
Forest Laboratories, Inc.*		74,566	2,306,326
King Pharmaceuticals, Inc.*		148,853	1,482,576

			3,984,287

PROFESSIONAL SERVICES – 0.7%
Manpower, Inc.		34,605	1,806,381

REAL ESTATE INVESTMENT TRUSTS – 11.7%
AMB Property Corp.		15,587	412,588
Annaly Capital Management, Inc.		25,857	455,083
AvalonBay Communities, Inc.		56,601	5,882,542
Boston Properties, Inc.		13,371	1,111,398
BRE Properties, Inc.		70,645	2,931,767
Chimera Investment Corp.		38,630	152,589
CommonWealth REIT		39,105	1,001,088

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Equity Residential		16,985	$807,976
Federal Realty Investment Trust		21,017	1,716,248
Hospitality Properties Trust		5,497	122,748
Host Hotels & Resorts, Inc.		13,357	193,409
Liberty Property Trust		67,852	2,164,479
Mack-Cali Realty Corp.		40,499	1,324,722
Nationwide Health Properties, Inc.		57,458	2,221,901
Plum Creek Timber Co., Inc.		45,983	1,623,200
Rayonier, Inc.		89,414	4,481,430
Realty Income Corp.		34,515	1,163,846
Regency Centers Corp.		28,456	1,123,158
Senior Housing Properties Trust		59,997	1,409,929
Weyerhaeuser Co.		15,551	245,084

			30,545,185

ROAD & RAIL – 0.4%
Ryder System, Inc.		14,334	613,065
Werner Enterprises, Inc.		19,997	409,739

			1,022,804

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.4%
Advanced Micro Devices, Inc.*		30,349	215,781
Fairchild Semiconductor International, Inc.*		77,921	732,458
Integrated Device Technology, Inc.*		183,840	1,075,464
LSI Corp.*		98,115	447,404
Micron Technology, Inc.*		178,683	1,288,305

			3,759,412

SOFTWARE – 0.6%
Novell, Inc.*		112,010	668,700
Parametric Technology Corp.*		4,483	87,598
Quest Software, Inc.*		3,445	84,712
Synopsys, Inc.*		26,333	652,268

			1,493,278

SPECIALTY RETAIL – 1.3%
Autonation, Inc.*		76,172	1,770,999
Office Depot, Inc.*		37,674	173,300
Urban Outfitters, Inc.*		22,527	708,249
Williams-Sonoma, Inc.		25,095	795,512

			3,448,060

TEXTILES, APPAREL & LUXURY GOODS – 0.0%+
Timberland Co., Class A*		4,355	86,273

THRIFT & MORTGAGE FINANCE – 1.5%
Hudson City Bancorp, Inc.		149,365	1,831,215
New York Community Bancorp, Inc.		81,321	1,321,466
Washington Federal, Inc.		45,248	690,485

			3,843,166

TOBACCO – 3.9%
Lorillard, Inc.		125,992	10,118,417

	Country Code**	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.2%
WESCO International, Inc.*		10,761	$422,800

WIRELESS TELECOMMUNICATION SERVICES – 0.7%
Leap Wireless International, Inc.*		8,157	100,738
Telephone & Data Systems, Inc.		25,319	830,463
US Cellular Corp.*		17,844	820,289

			1,751,490

Total Common Stocks
(Cost $214,864,481)			254,898,755

SHORT TERM INVESTMENTS – 2.3%
MUTUAL FUNDS – 2.3%
State Street Institutional Liquid Reserves Fund (Cost $6,184,189)		6,184,189	6,184,189

TOTAL INVESTMENTS – 99.7% (Cost $221,048,670)			261,082,944
Other assets less liabilities – 0.3%			666,305

NET ASSETS – 100.0%			$261,749,249

REIT	Real Estate Investment Trust
BM	Bermuda
CH	Switzerland
GG	Guernsey
IE	Ireland
MH	Marshall Islands
PR	Puerto Rico
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $1,482,542 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	S&P Midcap 400 E-Mini December Futures	12/17/10	74	5,772,995	5,920,740	147,745

SC GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Portfolios of Investments for additional information.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 6.3%
Bank of America Auto Trust, Series 2009-1A, Class A2 1.70%, 12/15/11(1)		$1,141	$1,141,165
Bank of America Auto Trust, Series 2009-2A, Class A3 2.13%, 9/15/13(1)		7,000	7,086,578
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13(1)		9,500	9,603,900
Brazos Higher Education Authority, Series 2004-I, Class A2 0.45%, 6/27/22(2)		5,814	5,750,753
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.37%, 12/26/18(2)		4,518	4,473,113
Brazos Higher Education Authority, Series 2005-2, Class A9 0.39%, 12/26/17(2)		4,876	4,850,993
College Loan Corporation Trust, Series 2004-1, Class A3 0.66%, 4/25/21(2)		4,000	3,982,787
College Loan Corporation Trust, Series 2005-2, Class A2 0.64%, 10/15/21(2)		2,345	2,337,788
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		7,500	7,569,635
Nelnet Student Loan Corp., Series 2004-2A, Class A3 0.42%, 11/25/15(2)		1,411	1,409,422
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.61%, 4/28/16(2)		3,596	3,435,806
Northstar Education Finance, Inc., Series 2004-1, Class A3 0.66%, 4/28/17(2)		4,284	4,256,154
SLM Student Loan Trust, Series 2004-2, Class A4 0.63%, 10/25/19(2)		3,840	3,820,492
SLM Student Loan Trust, Series 2007-1, Class A3 0.53%, 7/25/18(2)		6,000	5,975,617

	Country Code**	Principal Amount (000)	Value
SLM Student Loan Trust, Series 2007-7, Class A2 0.70%, 1/25/16(2)		$3,000	$2,994,219

Total Asset Backed Securities (Cost $68,501,612)			68,688,422

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Federal Home Loan Mortgage Corp., Series 3318, Class AF 0.51%, 5/15/37(2)		1,823	1,815,709
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		15,370	16,742,062

Total Collateralized Mortgage Obligations (Cost $17,982,745)			18,557,771

CONVERTIBLE BONDS – 0.4%
OIL & GAS – EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $4,336,844)	KY	4,450	4,355,437

CORPORATE DEBT OBLIGATIONS – 40.7%
BANKS – 8.9%
ANZ National (International) Ltd. 3.25%, 4/2/12(1)	NZ	7,900	8,209,119
Banco Santander Chile 2.88%, 11/13/12(1)	CL	6,400	6,458,810
Bank of Nova Scotia 1.45%, 7/26/13(1)	CA	8,800	8,895,163
Canadian Imperial Bank of Commerce
2.00%, 2/4/13(1)	CA	9,600	9,844,301
2.60%, 7/2/15(1)	CA	1,500	1,560,742
Cie de Financement Foncier 1.63%, 7/23/12(1)	FR	2,600	2,610,621
Commonwealth Bank of Australia 2.40%, 1/12/12(1)	AU	4,600	4,707,842
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	4,800	4,806,307
Lloyds TSB Bank PLC 4.38%, 1/12/15(1)	GB	1,625	1,664,193
Royal Bank of Scotland PLC 1.50%, 3/30/12(1)	GB	9,400	9,495,053
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	2,725	2,793,684
Stadshypotek AB 1.45%, 9/30/13(1)	SE	8,100	8,126,463

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
Standard Chartered PLC 3.85%, 4/27/15(1)	GB	$3,150	$3,285,576
Swedbank AB 3.00%, 12/22/11(1)	SE	5,100	5,243,769
UBS AG 2.25%, 8/12/13	CH	4,925	4,974,866
Wachovia Corp. 5.50%, 5/1/13		4,050	4,451,740
Wells Fargo & Co. 4.38%, 1/31/13		1,000	1,067,214
Westpac Banking Corp. 3.25%, 12/16/11(1)	AU	8,700	8,956,563

			97,152,026

BROKERAGE – 1.5%
The Bear Stearns Cos., LLC
0.70%, 1/31/11(2)		8,000	8,006,904
6.95%, 8/10/12		7,875	8,705,395

			16,712,299

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		3,350	3,773,943

COMPUTER & PERIPHERALS – 0.8%
Dell, Inc. 1.40%, 9/10/13		3,050	3,061,529
Hewlett-Packard Co.
2.25%, 5/27/11		1,500	1,519,669
6.13%, 3/1/14		3,250	3,755,762

			8,336,960

ELECTRIC UTILITIES – 0.5%
Enel Finance International SA 5.70%, 1/15/13(1)	LU	3,325	3,586,820
Georgia Power Co. 1.30%, 9/15/13		1,650	1,653,899

			5,240,719

ENVIRONMENTAL SERVICES – 0.6%
Allied Waste North America, Inc. 6.38%, 4/15/11		1,675	1,723,407
Waste Management, Inc.
5.00%, 3/15/14		1,825	2,007,485
6.38%, 11/15/12		2,275	2,496,185

			6,227,077

FINANCIALS – 1.7%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,232,609
General Electric Capital Corp. 6.00%, 6/15/12		1,000	1,079,225
HSBC Finance Corp.
0.63%, 8/9/11(2)		1,400	1,398,341
0.77%, 4/24/12(2)		3,400	3,372,147

	Country Code**	Principal Amount (000)	Value
John Deere Capital Corp.
1.04%, 6/10/11(2)		$2,475	$2,488,157
5.25%, 10/1/12		525	570,669
LeasePlan Corp. NV 3.00%, 5/7/12(1)	NL	3,900	4,029,901

			18,171,049

FOOD, BEVERAGES & RESTAURANTS – 2.0%
Anheuser-Busch InBev NV 4.70%, 4/15/12		1,725	1,820,827
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,154,873
3.00%, 10/15/12		1,725	1,791,040
General Mills, Inc.
5.25%, 8/15/13		2,125	2,371,891
6.00%, 2/15/12		2,850	3,039,787
Kellogg Co. 5.13%, 12/3/12		2,050	2,227,331
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,130,329
Pepsico, Inc. 4.65%, 2/15/13		1,000	1,089,846
The Kroger Co. 6.75%, 4/15/12		1,200	1,300,598

			21,926,522

HEALTH CARE – 0.3%
Roche Holdings, Inc. 5.00%, 3/1/14(1)		3,175	3,549,844

HEALTH CARE - PRODUCTS – 0.2%
St. Jude Medical, Inc. 3.75%, 7/15/14		2,025	2,171,478

INSURANCE – 1.7%
Metropolitan Life Global Funding I
2.50%, 1/11/13(1)		3,000	3,071,850
5.13%, 11/9/11(1)		3,150	3,272,343
5.13%, 4/10/13(1)		1,000	1,088,395
5.13%, 6/10/14(1)		2,750	3,050,817
New York Life Global Funding 4.65%, 5/9/13(1)		1,000	1,083,049
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,456,349
5.10%, 9/20/14		774	846,049
The Chubb Corp. 6.00%, 11/15/11		2,050	2,165,720

			19,034,572

INVESTMENT COMPANIES – 1.2%
FIH Erhvervsbank A/S
2.00%, 6/12/13(1)	DK	6,100	6,238,677
2.45%, 8/17/12(1)	DK	7,200	7,383,910

			13,622,587

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
MANUFACTURING DIVERSIFIED – 0.3%
Tyco International Finance SA 6.00%, 11/15/13	LU	$3,115	$3,530,510

MULTIMEDIA – 2.3%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,993,556
Comcast Corp. 5.45%, 11/15/10		3,675	3,695,058
NBC Universal, Inc. 2.10%, 4/1/14(1)(3)		2,975	2,988,819
Reed Elsevier Capital, Inc.
4.63%, 6/15/12		5,650	5,921,923
6.75%, 8/1/11		950	996,207
The Walt Disney Co. 6.38%, 3/1/12		2,700	2,913,546
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,368,091

			24,877,200

OIL & GAS – 0.8%
BP Capital Markets PLC 3.13%, 10/1/15	GB	2,700	2,714,183
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,834,440

			8,548,623

PHARMACEUTICALS – 1.7%
Express Scripts, Inc. 5.25%, 6/15/12		3,075	3,282,722
Medco Health Solutions, Inc. 2.75%, 9/15/15		2,700	2,742,517
Merck & Co., Inc. 1.88%, 6/30/11		1,700	1,719,445
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,053,864
Pfizer, Inc. 4.45%, 3/15/12		3,325	3,500,005
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/12		3,650	3,695,129

			17,993,682

PIPELINES – 0.8%
Enterprise Products Operating LLC 7.63%, 2/15/12		2,475	2,661,340
The Williams Cos., Inc. 6.38%, 10/1/10(1)		1,400	1,400,000
TransCanada PipeLines Ltd. 8.63%, 5/15/12	CA	1,525	1,707,361
Williams Partners LP 7.50%, 6/15/11		3,050	3,181,007

			8,949,708

	Country Code**	Principal Amount (000)	Value
REAL ESTATE INVESTMENT TRUSTS – 0.8%
Simon Property Group LP 4.20%, 2/1/15		$3,675	$3,943,382
WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12(1)		4,350	4,640,132

			8,583,514

REFINING – 1.6%
ConocoPhillips 9.38%, 2/15/11		5,800	5,993,122
Devon Financing Corp. ULC 6.88%, 9/30/11	CA	1,800	1,904,251
EnCana Corp.
4.75%, 10/15/13	CA	1,700	1,850,380
6.30%, 11/1/11	CA	775	817,711
Energy Transfer Partners LP 5.65%, 8/1/12		3,325	3,537,474
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,649,720

			17,752,658

RETAIL – 0.7%
CVS Caremark Corp. 5.75%, 8/15/11		2,900	3,021,655
Wal-Mart Stores Inc. 3.20%, 5/15/14		4,000	4,282,648

			7,304,303

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,461,774

SOFTWARE – 1.4%
Fiserv, Inc. 6.13%, 11/20/12		4,875	5,320,048
Microsoft Corp. 2.95%, 6/1/14		5,000	5,301,170
Oracle Corp. 4.95%, 4/15/13		4,100	4,516,351

			15,137,569

SPECIAL PURPOSE BANKS – 3.5%
Kreditanstalt Fur Wiederaufbau
2.50%, 5/28/13	DE	5,500	5,742,132
3.75%, 6/27/11	DE	900	922,787
L-Bank BW Foerderbank 3.25%, 10/29/10	DE	4,000	4,006,840
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,578,767
3.25%, 3/15/13	DE	9,000	9,515,133
4.13%, 7/15/13	DE	5,200	5,642,822

			38,408,481

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
SPECIAL PURPOSE ENTITIES – 0.5%
MassMutual Global Funding II 0.79%, 9/27/13(1)(2)		$5,300	$5,292,215

TELECOMMUNICATIONS – 3.8%
France Telecom SA
4.38%, 7/8/14	FR	6,000	6,614,778
7.75%, 3/1/11	FR	2,500	2,573,363
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	700,623
6.25%, 6/15/13	CA	625	703,304
6.38%, 3/1/14	CA	4,250	4,895,949
7.88%, 5/1/12	CA	250	276,060
Telecom Italia Capital 5.25%, 11/15/13	LU	5,175	5,560,004
Telefonica Emisiones SAU 5.86%, 2/4/13	ES	3,500	3,819,207
Verizon Wireless Capital LLC
3.75%, 5/20/11		5,475	5,583,613
5.25%, 2/1/12		4,625	4,897,380
7.38%, 11/15/13		1,803	2,133,564
Vodafone Group PLC 5.35%, 2/27/12	GB	3,225	3,415,781

			41,173,626

TOBACCO – 0.4%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	4,116,772

TRANSPORTATION – 0.6%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,542,758
CSX Corp. 6.75%, 3/15/11		1,425	1,460,890

			6,003,648

UTILITIES – 1.6%
Duke Energy Corp. 6.30%, 2/1/14		3,100	3,541,663
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,948,430
Progress Energy, Inc.
6.85%, 4/15/12		3,050	3,304,544
7.10%, 3/1/11		1,525	1,563,079
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,271,813
Southern Co. 0.92%, 10/21/11(2)		2,100	2,107,211
4.15%, 5/15/14		1,400	1,516,704

			17,253,444

Total Corporate Debt Obligations (Cost $431,222,442)			443,306,803

	Country Code**	Principal Amount (000)	Value
FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.6%
Societe Financement de l’Economie Francaise 2.00%, 2/25/11(1)	FR	$5,000	$5,035,045
Swedish Housing Finance Corp. 3.13%, 3/23/12(1)	SE	1,700	1,758,426

Total Foreign Government Agency Obligations (Cost $6,760,457)			6,793,471

FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Province of Ontario 1.88%, 11/19/12 (Cost $14,281,242)	CA	14,300	14,649,020

MUNICIPAL BONDS – 0.7%
Pennsylvania Higher Education Assistance Agency 1.10%, 4/25/19(2)		3,936	3,962,329
San Francisco, California City & County Airports Commission 1.87%, 5/1/12		3,500	3,539,095

Total Municipal Bonds (Cost $7,435,997)			7,501,424

U.S. GOVERNMENT GUARANTEED NOTES – 8.6%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.81%, 2/25/48(1)(2)		2,557	2,561,406
TLGP Ally Financial, Inc. 2.20%, 12/19/12		6,900	7,133,179
TLGP BancWest Corp. 2.15%, 3/27/12		10,100	10,349,682
TLGP Citibank NA 1.88%, 5/7/12		6,900	7,043,955
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,588,354
1.88%, 11/15/12		4,300	4,408,622
TLGP Citigroup, Inc. 2.13%, 4/30/12		15,500	15,892,863
TLGP General Electric Capital Corp.
2.00%, 9/28/12		4,700	4,829,410
2.13%, 12/21/12		10,000	10,318,410
2.20%, 6/8/12		15,000	15,420,570
3.00%, 12/9/11		1,800	1,854,671
TLGP HSBC USA, Inc. 3.13%, 12/16/11		1,900	1,961,419

Total U.S. Government Guaranteed Notes (Cost $91,338,570)			93,362,541

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 35.1%
Federal Home Loan Mortgage Corp. 4.50%, 1/15/13		12,500	13,594,475

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
4.50%, 5/1/23		$16		$16,510
5.00%, 3/1/16		1		987
5.00%, 5/1/16		2		2,592
5.00%, 9/1/16		5		5,163
5.00%, 11/1/16		84		89,069
5.00%, 10/1/17		747		797,294
5.00%, 11/1/17		1,859		1,983,669
5.00%, 3/1/18		5		5,370
5.00%, 8/1/18		5		5,518
5.00%, 4/1/38		74		78,565
5.00%, 3/1/39		256		273,597
5.00%, 4/1/39		544		578,477
5.00%, 5/1/39		88		94,021
5.00%, 6/1/39		271		288,745
5.00%, 10/1/39		287		305,973
5.50%, 1/1/20		1,002		1,082,941
6.50%, 10/1/37		556		620,143
6.50%, 12/1/38		321		356,014
Federal National Mortgage Association
2.05%, 4/26/13		16,000		16,121,440
2.30%, 4/1/35(2)		2,477		2,562,819
2.74%, 11/1/34(2)(3)		10,364		10,867,207
2.82%, 6/1/35(2)		6,937		7,286,860
2.89%, 4/1/37(2)		1,850		1,937,386
3.50%, TBA(3)		12,000		12,288,744
5.00%, 5/1/39		26		27,582
5.00%, 6/1/39		36		38,615
5.00%, 7/1/39		29		31,013
6.00%, 3/1/32		0	*	84
6.00%, 5/1/33		5		5,577
6.00%, 12/1/33		2		2,348
6.00%, 4/1/35		3		2,805
6.00%, 2/1/36		6		6,214
6.00%, 3/1/36		5		5,029
6.00%, 5/1/36		2		1,943
6.00%, 6/1/36		4		4,166
Government National Mortgage Association 4.00%, TBA(3)		7,000		7,226,874
U.S. Treasury Bonds
3.88%, 8/15/40		100		103,375
4.38%, 5/15/40		2,200		2,470,886
U.S. Treasury Inflation Indexed Bonds
2.38%, 4/15/11		8,457		8,561,110
3.00%, 7/15/12		15,884		16,866,696
U.S. Treasury Notes
0.38%, 8/31/12		15,000		14,988,870
0.38%, 9/30/12		1,200		1,198,687
0.63%, 6/30/12		55,100		55,323,706
0.63%, 7/31/12		22,000		22,091,960
0.75%, 5/31/12		39,300		39,535,014
0.88%, 1/31/12		30,900		31,122,109
1.00%, 3/31/12		55,400		55,947,352
1.25%, 9/30/15		700		698,907
1.38%, 1/15/13		20,400		20,803,226
1.38%, 3/15/13(4)		30,400		31,024,720
1.75%, 4/15/13		2,800		2,884,644

Total U.S. Treasury and U.S. Government Agency Obligations
(Cost $379,400,437)				382,217,091

Country Code**	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 7.6%
MUNICIPAL BONDS – 0.5%
State of Illinois 3.00%, 6/14/11 (Cost $5,130,627)	$5,100	$5,156,508

	Shares
MUTUAL FUNDS – 7.1%
State Street Institutional Liquid Reserves Fund (Cost $77,327,286)	77,327,286	77,327,286

Total Short Term Investments (Cost $82,457,913)		82,483,794

TOTAL INVESTMENTS – 103.0% (Cost $1,103,718,259)		1,121,915,774
Liabilities in excess of other assets – (3.0)%		(32,205,985)

NET ASSETS – 100.0%		$1,089,709,789

FDIC	Federal Deposit Insurance Corporation

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $19,515,618 which represents approximately 1.8% of net assets.

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012.

AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NZ	New Zealand
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $156,921,507, representing 14.4% of net assets.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $2,041,100 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar December Futures	12/13/10	21	5,196,558	5,231,100	34,542
Short	90-Day Eurodollar December Futures	12/19/11	103	25,156,205	25,569,750	(413,545)
Short	90-Day Eurodollar June Futures	6/13/11	62	15,253,395	15,424,825	(171,430)
Short	90-Day Eurodollar March Futures	3/14/11	62	15,311,520	15,436,450	(124,930)
Short	90-Day Eurodollar September Futures	9/19/11	103	25,246,330	25,600,650	(354,320)
Short	U.S. Treasury 10 Year Note December Futures	12/21/10	10	1,259,671	1,260,469	(798)
Long	U.S. Treasury 2 Year Note December Futures	12/31/10	1,239	271,556,499	271,941,142	384,643
Short	U.S. Treasury 30 Year Bond December Futures	12/21/10	79	10,561,709	10,563,781	(2,072)
Short	U.S. Treasury 5 Year Note December Futures	12/31/10	379	45,758,486	45,808,664	(50,178)

Net unrealized depreciation						(698,088)

SC GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(5)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$68,688,422	$—	$68,688,422
Collateralized Mortgage Obligations	—	18,557,771	—	18,557,771
Convertible Bonds (a)	—	4,355,437	—	4,355,437
Corporate Debt Obligations (a)	—	443,306,803	—	443,306,803
Foreign Government Agency Obligations	—	6,793,471	—	6,793,471
Foreign Government Obligations	—	14,649,020	—	14,649,020
Municipal Bonds	—	7,501,424	—	7,501,424
U.S. Government Guaranteed Notes	—	93,362,541	—	93,362,541
U.S. Treasury and U.S. Government Agency Obligations	303,621,262	78,595,829	—	382,217,091
Short Term Investments
Municipal Bonds	—	5,156,508	—	5,156,508
Mutual Funds	77,327,286	—	—	77,327,286

Total Short Term Investments	77,327,286	5,156,508	—	82,483,794

Total Investments	380,948,548	740,967,226	—	1,121,915,774

Financial Derivative Instruments
Futures Contracts	419,185	—	—	419,185

Total Financial Derivative Instruments	$419,185	$—	$—	$419,185

Liabilities
Financial Derivative Instruments
Futures Contracts	$(1,117,273)	$—	$—	$(1,117,273)

Total Financial Derivative Instruments	$(1,117,273)	$—	$—	$(1,117,273)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.7%
AEROSPACE & DEFENSE – 1.8%
AAR Corp.*		8,640	$161,222
Ceradyne, Inc.*		9,950	232,333
Esterline Technologies Corp.*		4,060	232,354
Ladish Co., Inc.*		9,500	295,735

			921,644

AIR FREIGHT & LOGISTICS – 0.3%
Pacer International, Inc.*		24,860	150,154

AIRLINES – 0.3%
SkyWest, Inc.		11,510	160,680

BIOTECHNOLOGY – 0.4%
Martek Biosciences Corp.*		8,410	190,318

BUILDING PRODUCTS – 1.6%
Ameron International Corp.		3,860	262,326
Lennox International, Inc.		3,700	154,253
Smith A O Corp.		3,780	218,824
Universal Forest Products, Inc.		5,920	173,160

			808,563

CAPITAL MARKETS – 3.0%
Federated Investors, Inc., Class B		5,500	125,180
GFI Group, Inc.		34,180	158,595
International Assets Holding Corp.*		13,880	251,228
Investment Technology Group, Inc.*		18,910	268,900
Knight Capital Group, Inc.*		26,340	326,353
optionsXpress Holdings, Inc.*		13,150	201,984
Piper Jaffray Cos., Inc.*		7,730	225,175

			1,557,415

CHEMICALS – 2.2%
Fuller H B Co.		16,650	330,836
Minerals Technologies, Inc.		4,610	271,621
OM Group, Inc.*		18,112	545,533

			1,147,990

COMMERCIAL BANKS – 7.6%
Ameris Bancorp*		21,823	204,045
Bancfirst Corp.		6,060	245,188
BancTrust Financial Group, Inc.*		16,027	49,043
Bryn Mawr Bank Corp.		12,556	216,214
Chemical Financial Corp.		14,950	308,568
Columbia Banking System, Inc.		15,900	312,435
Community Trust Bancorp, Inc.		9,750	264,127
First Citizens BancShares, Inc.		2,050	379,803
First Commonwealth Financial Corp.		51,500	280,675
First Financial Corp.		10,902	321,609
First National Bank Alaska		100	189,600
Hancock Holding Co.		7,913	237,944
Investors Bancorp, Inc.*		15,300	181,152
Merchants Bancshares, Inc.		9,730	242,666

	Country Code**	Shares	Value
Northfield Bancorp, Inc.		14,402	$155,830
Northrim Bancorp, Inc.		11,588	192,361
West Coast Bancorp*		64,050	146,034

			3,927,294

COMMERCIAL SERVICES & SUPPLIES – 2.0%
ABM Industries, Inc.		8,150	175,959
Consolidated Graphics, Inc.*		5,970	247,456
Ennis, Inc.		10,650	190,528
G&K Services, Inc.		7,536	172,273
United Stationers, Inc.*		4,300	230,093

			1,016,309

COMMUNICATIONS EQUIPMENT – 2.2%
Anaren, Inc.*		11,338	190,365
Bel Fuse, Inc., Class B		6,560	136,579
Black Box Corp.		7,200	230,832
Plantronics, Inc.		6,300	212,814
Symmetricom, Inc.*		27,850	159,302
Tekelec, Inc.*		15,020	194,659

			1,124,551

CONSTRUCTION & ENGINEERING – 2.9%
Comfort Systems USA, Inc.		15,670	168,139
Dycom Industries, Inc.*		21,550	215,284
EMCOR Group, Inc.*		12,000	295,080
KBR, Inc.		10,350	255,024
KHD Humboldt Wedag International AG	DE	9,833	80,429
Layne Christensen Co.*		7,250	187,703
Pike Electric Corp.*		18,290	133,151
Sterling Construction Co., Inc.*		12,750	157,845

			1,492,655

CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.		4,580	108,546

CONSUMER FINANCE – 0.6%
Cash America International, Inc.		9,590	335,650

CONTAINERS & PACKAGING – 2.2%
Greif, Inc., Class A		3,400	200,056
Greif, Inc., Class B		9,023	517,920
Packaging Corp of America		6,950	161,032
Silgan Holdings, Inc.		8,010	253,917

			1,132,925

DIVERSIFIED CONSUMER SERVICES – 0.5%
Regis Corp.		13,050	249,647

DIVERSIFIED FINANCIAL SERVICES – 0.5%
Medallion Financial Corp.		15,750	122,693
Pico Holdings, Inc.*		4,100	122,426

			245,119

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
Warwick Valley Telephone Co.		11,562	164,643

ELECTRIC UTILITIES – 1.2%
ALLETE, Inc.		8,500	309,655

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MGE Energy, Inc.		7,300	$289,007

			598,662

ELECTRICAL EQUIPMENT – 1.3%
Belden, Inc.		8,600	226,868
Broadwind Energy, Inc.*		108,730	203,325
GrafTech International Ltd.*		15,780	246,641

			676,834

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.5%
Anixter International, Inc.*		5,189	280,154
Benchmark Electronics, Inc.*		17,050	279,620
Brightpoint, Inc.*		24,245	169,473
CTS Corp.		18,250	175,565
Electro Scientific Industries, Inc.*		12,050	133,875
Littelfuse, Inc.*		5,350	233,795
Methode Electronics, Inc.		17,650	160,262
MTS Systems Corp.		6,150	190,650
Nam Tai Electronics, Inc.*	VG	35,310	163,132

			1,786,526

ENERGY EQUIPMENT & SERVICES – 3.0%
Cal Dive International, Inc.*		27,190	148,730
Dawson Geophysical Co.*		6,620	176,423
Gulf Island Fabrication, Inc.		12,560	228,592
Matrix Service Co.*		13,800	120,750
Patterson-UTI Energy, Inc.		14,750	251,930
T-3 Energy Services, Inc.*		7,200	188,280
TGC Industries, Inc.*		25,061	96,234
Tidewater, Inc.		4,700	210,607
Union Drilling, Inc.*		28,250	126,560

			1,548,106

FOOD & STAPLES RETAILING – 0.8%
Ruddick Corp.		7,600	263,568
Spartan Stores, Inc.		11,730	170,085

			433,653

FOOD PRODUCTS – 0.7%
Fresh Del Monte Produce, Inc.*	KY	16,230	352,191

GAS UTILITIES – 1.2%
Nicor, Inc.		8,040	368,393
The Laclede Group, Inc.		7,110	244,726

			613,119

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%
Analogic Corp.		3,350	150,348
Angiodynamics, Inc.*		11,150	169,926
Cantel Medical Corp.		11,250	182,250
ICU Medical, Inc.*		4,565	170,229
Kensey Nash Corp.*		8,884	256,659
Medical Action Industries, Inc.*		17,000	153,850
Symmetry Medical, Inc.*		19,190	184,992
Young Innovations, Inc.		5,150	147,341

			1,415,595

HEALTH CARE PROVIDERS & SERVICES – 4.1%
AmSurg Corp.*		10,940	191,231

	Country Code**	Shares	Value
Centene Corp.*		6,820	$160,884
Healthspring, Inc.*		16,650	430,236
Kindred Healthcare, Inc.*		16,730	217,825
Magellan Health Services, Inc.*		5,800	273,992
Medcath Corp.*		20,510	206,536
NovaMed, Inc.*		11,876	115,078
Owens & Minor, Inc.		7,160	203,774
Triple-S Management Corp., Class B*	PR	9,350	157,547
U.S. Physical Therapy, Inc.*		9,470	158,338

			2,115,441

HOTELS, RESTAURANTS & LEISURE – 1.8%
Benihana, Inc.*		23,525	178,555
Bob Evans Farms, Inc.		9,040	253,753
CEC Entertainment, Inc.*		4,800	164,784
Jack In The Box, Inc.*		7,250	155,440
Red Robin Gourmet Burgers, Inc.*		8,000	156,880

			909,412

HOUSEHOLD DURABLES – 1.0%
American Greetings Corp.		9,270	172,329
Cavco Industries, Inc.*		4,950	177,754
CSS Industries, Inc.		9,561	165,310

			515,393

INSURANCE – 9.5%
Allied World Assurance Co. Holdings, Ltd.	BM	3,760	212,778
American Safety Insurance Holdings, Ltd.*	BM	13,770	225,002
Argo Group International Holdings, Inc.	BM	8,790	305,365
Baldwin & Lyons, Inc., Class B		9,385	238,848
CNA Surety Corp.*		16,700	299,264
eHealth, Inc.*		26,564	343,207
EMC Insurance Group, Inc.		10,550	224,926
FBL Financial Group, Inc.		10,750	279,285
First Mercury Financial Corp.		21,722	218,958
Global Indemnity PLC*	IE	28,725	461,036
Hanover Insurance Group, Inc.		3,940	185,180
Harleysville Group, Inc.		5,500	180,345
Horace Mann Educators Corp.		20,850	370,713
National Western Life Insurance Co.		1,030	144,900
Navigators Group, Inc.*		7,750	345,883
Safety Insurance Group, Inc.		8,060	338,681
Stewart Information Services Corp.		13,300	150,556
United Fire & Casualty Co.		16,750	355,268

			4,880,195

INTERNET SOFTWARE & SERVICES – 1.0%
InfoSpace, Inc.*		18,106	156,798
United Online, Inc.		31,140	178,121
Valueclick, Inc.*		13,330	174,356

			509,275

IT SERVICES – 2.5%
Acxiom Corp.*		12,640	200,470

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
CACI International, Inc., Class A*		5,000	$226,300
CSG Systems International, Inc.*		10,750	195,973
MAXIMUS, Inc.		3,200	197,056
Moneygram International, Inc.*		85,516	208,659
Teletech Holdings, Inc.*		16,790	249,164

			1,277,622

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Jakks Pacific, Inc.*		14,240	251,194

MACHINERY – 3.5%
Astec Industries, Inc.*		6,550	186,871
CIRCOR International, Inc.		6,100	192,760
EnPro Industries, Inc.*		8,270	258,686
FreightCar America, Inc.		6,900	169,740
Harsco Corp.		5,800	142,564
Kadant, Inc.*		11,700	221,247
LB Foster Co.*		5,770	166,984
Mueller Industries, Inc.		9,600	254,304
Robbins & Myers, Inc.		7,000	187,460

			1,780,616

MARINE – 0.3%
Diana Shipping, Inc.*	MH	12,820	162,814

MEDIA – 0.4%
Scholastic Corp.		8,410	233,966

METALS & MINING – 2.3%
Carpenter Technology Corp.		4,390	147,987
Haynes International, Inc.		6,900	240,948
Olympic Steel, Inc.		8,990	206,680
RTI International Metals, Inc.*		6,620	202,704
Terra Nova Royalty Corp.*	CA	10,600	79,076
Thompson Creek Metals Co., Inc.*	CA	29,230	315,100

			1,192,495

MULTI-UTILITIES – 1.6%
Avista Corp.		14,120	294,826
CH Energy Group, Inc.		5,350	236,256
NorthWestern Corp.		9,950	283,575

			814,657

OIL, GAS & CONSUMABLE FUELS – 3.3%
Berry Petroleum Co.		6,740	213,860
Bill Barrett Corp.*		6,850	246,600
Forest Oil Corp.*		5,950	176,715
Holly Corp.		6,000	172,500
International Coal Group, Inc.*		33,476	178,092
Stone Energy Corp.*		15,025	221,318
Swift Energy Co.*		9,700	272,376
World Fuel Services Corp.		7,570	196,896

			1,678,357

PHARMACEUTICALS – 0.4%
Medicis Pharmaceutical Corp., Class A		7,700	228,305

	Country Code**	Shares	Value
PROFESSIONAL SERVICES – 1.5%
CDI Corp.		11,200	$144,704
FTI Consulting, Inc.*		4,550	157,839
Kforce, Inc.*		10,300	141,316
Korn / Ferry International*		11,450	189,383
Lecg Corp.*		22,596	24,856
Navigant Consulting, Inc.*		12,050	140,142

			798,240

REAL ESTATE INVESTMENT TRUSTS – 5.4%
Chesapeake Lodging Trust		3,163	51,747
DCT Industrial Trust, Inc.		53,760	257,510
DiamondRock Hospitality Co.*		32,800	311,272
Franklin Street Properties Corp.		17,450	216,729
Getty Realty Corp.		7,810	209,542
National Health Investors, Inc.		5,900	259,954
Potlatch Corp.		9,200	312,800
Starwood Property Trust, Inc.		16,430	326,464
Sunstone Hotel Investors, Inc.*		19,150	173,691
Terreno Realty Corp.*		11,700	213,174
Universal Health Realty Income Trust		6,300	216,783
Urstadt Biddle Properties, Inc., Class A		13,500	244,080

			2,793,746

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
Avatar Holdings, Inc.*		10,056	191,868

ROAD & RAIL – 1.3%
Heartland Express, Inc.		11,550	171,748
Ryder System, Inc.		4,600	196,742
Werner Enterprises, Inc.		15,600	319,644

			688,134

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%
Amkor Technology, Inc.*		25,270	166,024
ATMI, Inc.*		10,150	150,829
Integrated Device Technology, Inc.*		24,990	146,191
MKS Instruments, Inc.*		7,070	127,119
Tessera Technologies, Inc.*		7,620	140,970
Varian Semiconductor Equipment Associates, Inc.*		4,450	128,071
Verigy Ltd.*	SG	13,600	110,568
Zoran Corp.*		18,950	144,778

			1,114,550

SOFTWARE – 1.6%
Compuware Corp.*		18,050	153,966
Jack Henry & Associates, Inc.		5,300	135,150
Monotype Imaging Holdings, Inc.*		16,550	151,433
Parametric Technology Corp.*		7,800	152,412
Progress Software Corp.*		6,900	228,390

			821,351

SPECIALTY RETAIL – 4.8%
America’s Car-mart, Inc.*		7,300	183,814
Christopher & Banks Corp.		24,150	191,027

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Finish Line, Inc., Class A		15,340	$213,379
Foot Locker, Inc.		16,350	237,565
GameStop Corp., Class A*		10,050	198,086
OfficeMax, Inc.*		15,350	200,931
Pacific Sunwear of California, Inc.*		80,780	422,479
Rental-A-Center, Inc.		15,600	349,128
Shoe Carnival, Inc.*		11,885	240,315
The Men’s Wearhouse, Inc.		10,100	240,279

			2,477,003

TEXTILES, APPAREL & LUXURY GOODS – 0.3%
Movado Group, Inc.*		16,048	174,602

THRIFT & MORTGAGE FINANCE – 4.9%
Bank Mutual Corp.		46,370	240,660
BankFinancial Corp.		28,203	258,622
Beneficial Mutual Bancorp, Inc.*		29,330	263,090
Brookline Bancorp, Inc.		32,333	322,683
Clifton Savings Bancorp, Inc.		17,395	149,597
ESSA Bancorp, Inc.		15,219	180,193
Home Federal Bancorp, Inc.		22,526	274,141
TrustCo Bank Corp NY		29,650	164,854
United Financial Bancorp, Inc.		13,929	188,181
Washington Federal, Inc.		14,830	226,306
Westfield Financial, Inc.		30,260	236,028

			2,504,355

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.		7,300	223,380
Kaman Corp.		8,750	229,338

			452,718

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
NTELOS Holdings Corp.		14,050	237,726
Shenandoah Telecommunications Co.		9,460	171,888
Syniverse Holdings, Inc.*		9,110	206,524

			616,138

Total Common Stocks (Cost $54,097,729)			51,341,236

		Principal Amount (000)
SHORT TERM INVESTMENTS – 0.5%
REPURCHASE AGREEMENTS – 0.5%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $250,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $262,425, total to be received $257,191) (Amortized cost $257,191)		$257	257,191

Value
TOTAL INVESTMENTS – 100.2% (Cost $54,354,920)	$51,598,427
Liabilities in excess of other assets – (0.2)%	(110,647)

NET ASSETS – 100.0%	$51,487,780

BM	Bermuda
CA	Canada
DE	Germany
IE	Ireland
KY	Cayman Islands
MH	Marshall Islands
PR	Puerto Rico
SG	Singapore
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$51,341,236	$—	$—	$51,341,236
Short Term Investments
Repurchase Agreements	—	257,191	—	257,191

Total Investments	$51,341,236	$257,191	$—	$51,598,427

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.33%, 1/25/37(1)		$24	$10,691
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.81%, 1/25/37(2)		300	145,542
Lehman XS Trust, Series 2005-7N, Class 3A1 0.54%, 12/25/35(1)		309	151,609
SACO I Trust, Series 2005-2, Class A 0.46%, 4/25/35(1)(3)		20	7,873

Total Asset Backed Securities (Cost $203,450)			315,715

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1 2.99%, 10/25/35(1)		56	36,076
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.66%, 5/25/35(1)		47	33,878
Banc of America Funding Corp., Series 2006-A, Class 3A2 5.65%, 2/20/36(1)		392	226,185
Banc of America Funding Corp., Series 2006-B, Class 2A1 5.50%, 3/20/36(1)		147	112,235
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.59%, 10/25/35(1)		54	37,471
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1 1.37%, 12/25/35(1)		66	40,538
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.49%, 5/20/46(1)		56	25,386
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A 0.63%, 2/25/37(1)		54	23,613

	Country Code*	Principal Amount (000)	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A1 0.58%, 3/25/35(1)		$79	$49,964
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.58%, 3/25/35(1)		46	27,330
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		38	27,702
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.51%, 3/19/45(1)		19	12,939
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		41	32,953
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 0.50%, 3/19/36(1)		436	252,984
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		281	190,068
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.61%, 8/25/35(1)		36	27,451
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 5.09%, 9/25/35(1)		53	40,335
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97 6.00%, 8/25/37		71	62,463
MortgageIT Trust, Series 2005-1, Class 1A1 0.58%, 2/25/35(1)		278	201,008
Residential Accredit Loans, Inc., Series 2006-Q010, Class A1 0.42%, 1/25/37(1)		611	352,632
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36(1)		313	182,171

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.66%, 1/25/46(1)		$2,100	$1,002,217
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		60	48,597
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.57%, 9/25/45(1)		30	19,918
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 0.38%, 10/25/46(1)		89	88,547
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 5.69%, 10/25/36(1)		398	309,408
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.69%, 10/25/36(1)		93	70,827
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 5.43%, 12/25/36(1)		162	121,959
Wamu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 5.42%, 12/25/36(1)		2,185	1,630,865

Total Collateralized Mortgage Obligations (Cost $4,223,813)			5,287,720

CORPORATE DEBT OBLIGATIONS – 84.4%
ADVERTISING – 0.8%
Lamar Media Corp. 7.88%, 4/15/18		250	262,500
Visant Corp. 7.63%, 10/1/12		600	601,200
10.00%, 10/1/17(3)		375	391,875

			1,255,575

AEROSPACE & DEFENSE – 0.5%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	254,062
BE Aerospace, Inc. 6.88%, 10/1/20		150	153,000
Esterline Technologies Corp. 7.00%, 8/1/20(3)		375	388,125

			795,187

	Country Code*	Principal Amount (000)	Value
AIRLINES – 2.2%
American Airlines Pass Through Trust, Series 2001-02 6.98%, 4/1/11		$10	$9,870
American Airlines, Inc. 10.50%, 10/15/12(3)		600	648,000
Continental Airlines, Inc. 7.75%, 7/2/14		290	296,143
Delta Air Lines, Inc. 7.11%, 9/18/11		700	731,500
9.50%, 9/15/14(3)		539	584,815
United Air Lines, Inc. 9.75%, 1/15/17		571	629,566
10.40%, 11/1/16		487	543,297

			3,443,191

AUTOMOBILES & COMPONENTS – 0.1%
Oshkosh Corp. 8.25%, 3/1/17		50	53,750
8.50%, 3/1/20		50	54,125

			107,875

AUTOMOTIVE – 4.0%
Allison Transmission, Inc. 11.00%, 11/1/15(3)		50	54,250
Arvinmeritor, Inc. 8.13%, 9/15/15		105	106,312
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18(3)		375	389,062
Ford Motor Credit Co. LLC 3.28%, 1/13/12(1)		500	499,500
6.63%, 8/15/17		250	266,359
7.00%, 10/1/13		165	177,025
7.50%, 8/1/12		125	132,695
7.80%, 6/1/12		500	531,758
8.00%, 12/15/16		1,000	1,130,371
8.13%, 1/15/20		225	258,540
8.70%, 10/1/14		500	560,937
12.00%, 5/15/15		1,000	1,259,467
The Goodyear Tire & Rubber Co. 8.25%, 8/15/20		300	315,750
10.50%, 5/15/16		100	113,250
TRW Automotive, Inc. 7.00%, 3/15/14(3)		25	26,375
7.25%, 3/15/17(3)		500	531,250

			6,352,901

BANKS – 8.3%
Ally Financial, Inc. 6.63%, 5/15/12		1,275	1,312,606
6.88%, 8/28/12		400	416,650
8.00%, 3/15/20(3)		250	273,125
8.00%, 11/1/31		770	810,384
8.30%, 2/12/15(3)		250	272,500
BAC Capital Trust VI 5.63%, 3/8/35		100	94,002

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Bank of America Corp. 8.13%, 5/15/18(1)		$100	$103,154
Bank of America Corp. Capital Trust VII 5.25%, 8/10/35		650	803,849
Barclays Bank PLC 14.00%, 6/15/19(1)	GB	400	783,879
Capital One Capital V 10.25%, 8/15/39		600	649,500
Citigroup Capital XXI 8.30%, 12/21/57(1)		200	210,000
HBOS PLC 6.75%, 5/21/18(3)	GB	2,100	2,110,070
Intesa Sanpaolo SpA 8.05%, 6/20/18(1)	IT	400	545,300
NB Capital Trust IV 8.25%, 4/15/27		100	102,500
Rabobank Nederland Boerenleenbank BA 11.00%, 6/30/19(1)(3)	NL	600	780,000
RBS Capital Trust 6.47%, 6/30/12(1)		50	52,519
Regions Bank 7.50%, 5/15/18		175	184,385
Regions Financial Corp. 0.46%, 6/26/12(1)		200	191,030
7.38%, 12/10/37		1,000	917,213
Royal Bank of Scotland Group PLC 7.65%, 9/30/31(1)	GB	375	359,063
Societe Generale 5.92%, 4/5/17(1)(3)	FR	150	142,127
Wachovia Capital Trust III 5.80%, 3/15/11(1)		1,000	877,500
Wells Fargo & Co. 7.98%, 3/15/18(1)		300	315,750
Wells Fargo Capital XIII 7.70%, 3/26/13(1)		1,000	1,037,500

			13,344,606

BROKERAGE – 0.0%+
Lehman Brothers Holdings, Inc. 6.63%, 1/18/12(4)		25	5,531
6.88%, 5/2/18(4)		25	5,875

			11,406

BUILDING MATERIALS – 0.1%
Building Materials Corp. of America 7.50%, 3/15/20(3)		75	75,375
Texas Industries, Inc. 9.25%, 8/15/20(3)		125	129,688

			205,063

CHEMICALS – 2.8%
Celanese US Holdings LLC 6.63%, 10/15/18(3)		125	127,813
CF Industries, Inc. 6.88%, 5/1/18		250	269,062
7.13%, 5/1/20		125	136,719

	Country Code*	Principal Amount (000)	Value
Chemtura Corp. 7.88%, 9/1/18(3)		$200	$209,000
Ferro Corp. 7.88%, 8/15/18		100	103,750
Hexion US Finance Corp. 8.88%, 2/1/18		400	392,000
Huntsman International LLC 8.63%, 3/15/20		400	414,000
8.63%, 3/15/21(3)		100	103,500
Ineos Finance PLC 9.00%, 5/15/15(3)	GB	500	521,875
9.25%, 5/15/15(3)	GB	125	180,631
Lyondell Chemical Co. 8.00%, 11/1/17(3)		750	819,375
11.00%, 5/1/18		350	387,187
Oxea Finance 9.50%, 7/15/17(3)	LU	250	269,375
9.63%, 7/15/17(3)	LU	250	367,226
Vertellus Specialties, Inc. 9.38%, 10/1/15(3)		125	129,687

			4,431,200

COAL – 0.8%
Arch Coal, Inc. 7.25%, 10/1/20		100	105,625
CONSOL Energy, Inc. 8.00%, 4/1/17(3)		750	811,875
8.25%, 4/1/20(3)		250	273,125
Peabody Energy Corp. 6.50%, 9/15/20		100	107,625

			1,298,250

COMMERCIAL SERVICES – 0.8%
Corrections Corp. of America 7.75%, 6/1/17		250	268,750
Interactive Data Corp. 10.25%, 8/1/18(3)		250	267,500
Lender Processing Services, Inc. 8.13%, 7/1/16		155	167,012
Live Nation Entertainment, Inc. 8.13%, 5/15/18(3)		225	227,250
PHH Corp. 9.25%, 3/1/16(3)		100	104,000
Quintiles Transnational Corp. 9.50%, 12/30/14(3)(5)		300	308,250

			1,342,762

COMPUTER & PERIPHERALS – 1.6%
Aramark Corp. 3.97%, 2/1/15(1)		525	478,406
8.50%, 2/1/15		75	78,000
Brocade Communications Systems, Inc. 6.63%, 1/15/18		100	104,000
6.88%, 1/15/20		250	262,500
Seagate HDD Cayman 6.88%, 5/1/20(3)	KY	350	342,125

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
SunGard Data Systems, Inc. 9.13%, 8/15/13		$250	$255,313
10.63%, 5/15/15		950	1,059,250

			2,579,594

CONSUMER PRODUCTS – 1.2%
Central Garden and Pet Co. 8.25%, 3/1/18		375	382,969
Diversey, Inc. 8.25%, 11/15/19		500	535,000
Jarden Corp. 7.50%, 5/1/17		500	517,500
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18(3)		400	429,000
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	52,687

			1,917,156

CONSUMER SERVICES – 0.3%
WMG Acquisition Corp. 9.50%, 6/15/16		500	535,000

CONTAINERS & GLASS – 1.4%
Ardagh Packaging Finance 7.38%, 10/15/17(3)(6)	IE	200	272,650
9.25%, 10/15/20(3)(6)	IE	100	136,325
Ball Corp. 6.75%, 9/15/20		125	132,500
Berry Plastics Corp. 5.28%, 2/15/15(1)		445	419,413
9.50%, 5/15/18		500	470,000
Crown Americas LLC 7.63%, 5/15/17		150	162,000
7.75%, 11/15/15		25	26,031
Crown European Holdings SA 7.13%, 8/15/18(3)	FR	50	71,571
Graham Packaging Co. LP 8.25%, 10/1/18(3)		75	76,219
Graphic Packaging International, Inc. 7.88%, 10/1/18		250	256,875
OI European Group B.V. 6.88%, 3/31/17	NL	50	70,889
Owens-Brockway Glass Container, Inc. 6.75%, 12/1/14		100	139,733
7.38%, 5/15/16		25	26,906

			2,261,112

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	179,103

FINANCIALS – 5.4%
CIT Group, Inc. 7.00%, 5/1/13		390	392,287
7.00%, 5/1/14		511	509,227
7.00%, 5/1/15		661	655,549
7.00%, 5/1/16		1,000	984,841

	Country Code*	Principal Amount (000)	Value
7.00%, 5/1/17		$141	$138,179
FCE Bank PLC 7.13%, 1/15/13	GB	500	708,890
HSBC Finance Capital Trust IX 5.91%, 11/30/35(1)		100	93,375
International Lease Finance Corp. 6.63%, 11/15/13		100	100,250
6.75%, 9/1/16(3)		250	267,500
7.13%, 9/1/18(3)		500	538,750
8.63%, 9/15/15(3)		750	802,500
8.75%, 3/15/17(3)		475	509,438
Pinafore LLC 9.00%, 10/1/18(3)		250	262,500
Pinnacle Foods Finance LLC 8.25%, 9/1/17(3)		1,000	1,012,500
SLM Corp., Series A 0.73%, 10/25/11(1)		175	166,973
3.10%, 10/1/10(1)		350	350,000
5.00%, 10/1/13		100	97,998
5.13%, 8/27/12		100	101,093
8.00%, 3/25/20		150	148,849
8.45%, 6/15/18		360	363,623
UPCB Finance Ltd. 7.63%, 1/15/20(3)	KY	250	355,723

			8,560,045

FOOD, BEVERAGES & RESTAURANTS – 1.1%
American Stores Co. 7.90%, 5/1/17		100	96,750
Constellation Brands, Inc. 7.25%, 5/15/17		150	159,937
Cott Beverages USA, Inc. 8.13%, 9/1/18(3)		150	158,813
Michael Foods, Inc. 9.75%, 7/15/18(3)		500	535,000
Smithfield Foods, Inc. 7.75%, 7/1/17		500	506,875
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	268,750

			1,726,125

GAMING – 1.0%
MGM Resorts International 9.00%, 3/15/20(3)		100	105,250
10.38%, 5/15/14		500	556,250
11.13%, 11/15/17		175	199,281
Wynn Las Vegas Capital Corp. 7.75%, 8/15/20(3)		175	184,625
7.88%, 11/1/17		500	536,250

			1,581,656

GAS & PIPELINE UTILITIES – 0.7%
Enterprise Products Operating LP 8.38%, 8/1/66(1)		750	782,813
Southern Natural Gas Co. 5.90%, 4/1/17(3)		25	27,441

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
TransCanada PipeLines Ltd. 6.35%, 5/15/67(1)	CA	$325	$303,875

			1,114,129

HEALTH CARE – 5.2%
American Renal Holdings 8.38%, 5/15/18(3)		100	103,000
Capella Healthcare, Inc. 9.25%, 7/1/17(3)		250	267,500
Community Health Systems, Inc. 8.88%, 7/15/15		1,500	1,593,750
DaVita, Inc. 7.25%, 3/15/15		500	519,063
HCA, Inc. 7.25%, 9/15/20		400	428,000
8.50%, 4/15/19		150	167,250
9.13%, 11/15/14		175	184,406
9.25%, 11/15/16		2,125	2,300,312
9.63%, 11/15/16(5)		1,140	1,236,900
9.88%, 2/15/17		125	138,125
LifePoint Hospitals, Inc. 6.63%, 10/1/20(3)		350	357,000
Radiation Therapy Services, Inc. 9.88%, 4/15/17(3)		250	246,875
Tenet Healthcare Corp. 8.00%, 8/1/20(3)		150	149,625
United Surgical Partners International, Inc. 8.88%, 5/1/17		225	230,063
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18		200	203,000
8.00%, 2/1/18(3)		200	200,000

			8,324,869

HEALTH CARE - FACILITIES – 2.1%
Alere, Inc. 8.63%, 10/1/18(3)		275	279,125
Biomet, Inc. 10.00%, 10/15/17		650	717,437
10.38%, 10/15/17(5)		1,825	2,025,750
11.63%, 10/15/17		320	356,400

			3,378,712

HOLDING COMPANIES – 0.8%
Reynolds Group Issuer, Inc. 7.75%, 10/15/16(3)		500	508,750
8.50%, 5/15/18(3)		850	830,875

			1,339,625

HOTELS, RESTAURANTS & LEISURE – 0.1%
Marina District Finance Co., Inc. 9.50%, 10/15/15(3)		50	48,500
9.88%, 8/15/18(3)		50	48,250
Scientific Games Corp. 8.13%, 9/15/18(3)		100	102,000

			198,750

	Country Code*	Principal Amount (000)	Value
INSURANCE – 2.6%
American International Group, Inc. 0.39%, 3/20/12(1)		$40	$38,750
4.00%, 9/20/11		500	681,374
5.45%, 5/18/17		425	432,438
5.95%, 10/4/10		150	235,635
6.25%, 5/1/36		2,300	2,231,000
8.18%, 5/15/38(1)		250	250,000
8.25%, 8/15/18		200	233,000

			4,102,197

INTERNET & CATALOG RETAIL – 0.1%
Equinix, Inc. 8.13%, 3/1/18		100	106,750

LEISURE & ENTERTAINMENT – 1.2%
Harrah’s Operating Co., Inc. 10.00%, 12/15/18		70	55,913
11.25%, 6/1/17		500	547,500
Las Vegas Sands Corp. 6.38%, 2/15/15		250	252,187
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18		200	215,000
Travelport LLC 9.88%, 9/1/14		500	514,375
11.88%, 9/1/16		350	374,500

			1,959,475

MACHINERY – 0.2%
Case New Holland, Inc. 7.88%, 12/1/17(3)		350	380,188

MANUFACTURING DIVERSIFIED – 1.0%
Actuant Corp. 6.88%, 6/15/17		15	15,300
Amsted Industries, Inc. 8.13%, 3/15/18(3)		250	260,313
Bombardier, Inc. 7.50%, 3/15/18(3)	CA	275	295,625
RBS Global, Inc. 8.50%, 5/1/18		750	762,187
SPX Corp. 6.88%, 9/1/17(3)		200	212,000

			1,545,425

METALS & MINING – 1.3%
Alcoa, Inc. 5.95%, 2/1/37		250	230,099
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/17		775	865,094
Novelis, Inc. 7.25%, 2/15/15	CA	550	559,625
Steel Dynamics, Inc. 7.63%, 3/15/20(3)		25	25,938
7.75%, 4/15/16		50	52,000

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Teck Resources, Ltd. 9.75%, 5/15/14	CA	$121	$149,183
10.25%, 5/15/16	CA	129	156,735

			2,038,674

MULTIMEDIA – 5.4%
Cablevision Systems Corp. 7.75%, 4/15/18		250	264,375
CCO Holdings LLC 7.88%, 4/30/18(3)		250	259,375
8.13%, 4/30/20(3)		200	212,000
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		750	800,625
CSC Holdings LLC 7.63%, 7/15/18		210	226,275
7.88%, 2/15/18		865	943,931
8.50%, 6/15/15		475	518,937
8.63%, 2/15/19		325	365,625
DISH DBS Corp. 6.63%, 10/1/14		25	26,125
7.00%, 10/1/13		200	212,250
7.13%, 2/1/16		935	982,919
7.75%, 5/31/15		75	79,969
7.88%, 9/1/19		100	107,625
Insight Communications Co., Inc. 9.38%, 7/15/18(3)		300	318,750
LIN Television Corp. 8.38%, 4/15/18(3)		250	264,062
LIN Television Corp., Series B 6.50%, 5/15/13		250	248,125
Nielsen Finance LLC 0.00%, 8/1/16(2)		250	250,312
7.75%, 10/15/18(3)(6)		250	248,168
11.50%, 5/1/16		250	283,750
Quebecor Media, Inc. 7.75%, 3/15/16	CA	55	56,719
The McClatchy Co. 11.50%, 2/15/17		150	159,563
UPC Holding BV 8.00%, 11/1/16	NL	250	351,037
8.38%, 8/15/20(3)	NL	500	685,033
9.75%, 4/15/18(3)	NL	100	146,038
Videotron Ltee 9.13%, 4/15/18	CA	600	675,000

			8,686,588

OIL & GAS – EXPLORATION & PRODUCTION – 2.5%
Anadarko Petroleum Corp. 6.45%, 9/15/36		250	250,301
Coffeyville Resources LLC 9.00%, 4/1/15(3)		50	52,750
Continental Resources, Inc. 7.13%, 4/1/21(3)		75	78,000
7.38%, 10/1/20(3)		50	52,750
8.25%, 10/1/19		50	54,750
Denbury Resources, Inc. 8.25%, 2/15/20		149	162,596

	Country Code*	Principal Amount (000)	Value
9.75%, 3/1/16		$250	$280,625
Forest Oil Corp. 7.25%, 6/15/19		100	102,250
8.50%, 2/15/14		250	273,125
Harvest Operations Corp. 6.88%, 10/1/17(3)(6)	CA	150	153,375
Linn Energy LLC 8.63%, 4/15/20(3)		425	450,500
Newfield Exploration Co. 6.88%, 2/1/20		250	265,625
7.13%, 5/15/18		330	352,275
Penn Virginia Corp. 10.38%, 6/15/16		150	164,250
Petrohawk Energy Corp. 7.25%, 8/15/18(3)		300	306,000
10.50%, 8/1/14		250	283,125
Plains Exploration & Production Co. 7.00%, 3/15/17		250	256,250
7.63%, 4/1/20		325	340,844
QEP Resources, Inc. 6.88%, 3/1/21		100	108,250

			3,987,641

OIL & GAS EQUIPMENT & SERVICES – 0.9%
Amerigas Partners LP 7.13%, 5/20/16		460	479,550
7.25%, 5/20/15		50	51,750
Cie Generale De Geophysique-Veritas 7.50%, 5/15/15	FR	735	747,862
7.75%, 5/15/17	FR	175	178,938

			1,458,100

PAPER PRODUCTS – 1.3%
Georgia-Pacific LLC 7.13%, 1/15/17(3)		650	688,187
7.25%, 6/1/28		10	10,275
7.70%, 6/15/15		815	902,612
8.00%, 1/15/24		115	129,088
8.25%, 5/1/16(3)		50	55,563
8.88%, 5/15/31		200	228,000

			2,013,725

PHARMACEUTICALS – 1.6%
Mylan, Inc. 7.63%, 7/15/17(3)		200	212,750
7.88%, 7/15/20(3)		500	535,625
NBTY, Inc. 9.00%, 10/1/18(3)(6)		150	157,500
Novasep Holding SAS 9.75%, 12/15/16(3)	FR	200	154,000
Valeant Pharmaceuticals International 6.75%, 10/1/17(3)		100	102,000
7.00%, 10/1/20(3)		500	511,250
7.63%, 3/15/20(3)		150	190,500
Warner Chilcott Co., LLC 7.75%, 9/15/18(3)	IE	750	770,625

			2,634,250

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
PIPELINES – 2.2%
Dynegy Holdings Pass Through Trust, Series A 7.27%, 11/8/10		$26	$25,510
Dynegy Holdings Pass Through Trust, Series B 7.67%, 11/8/16		200	185,500
El Paso Corp. 7.80%, 8/1/31		200	207,574
8.05%, 10/15/30		1,010	1,052,299
8.25%, 2/15/16		300	333,750
El Paso Pipeline Partners Operating Co. LP 6.50%, 4/1/20		125	134,940
Energy Transfer Equity LP 7.50%, 10/15/20		350	368,375
Kinder Morgan Finance Co. 5.70%, 1/5/16	CA	320	330,000
Kinder Morgan, Inc. 5.15%, 3/1/15		850	850,000

			3,487,948

REAL ESTATE INVESTMENT TRUSTS – 0.2%
Ventas Realty LP 6.50%, 6/1/16		375	391,372

REFINING – 2.7%
Berry Petroleum Co. 10.25%, 6/1/14		325	366,437
Chesapeake Energy Corp. 7.25%, 12/15/18		150	161,625
7.63%, 7/15/13		25	27,250
9.50%, 2/15/15		2,000	2,315,000
Opti Canada, Inc. 7.88%, 12/15/14	CA	125	94,063
8.25%, 12/15/14	CA	290	220,400
Range Resources Corp. 6.75%, 8/1/20		150	156,000
7.25%, 5/1/18		25	26,250
7.50%, 10/1/17		125	133,125
Sandridge Energy, Inc. 8.63%, 4/1/15(5)		750	750,000

			4,250,150

RESTAURANTS – 0.1%
NPC International, Inc. 9.50%, 5/1/14		165	168,300

RETAIL – 2.0%
Ferrellgas Partners LP 6.75%, 5/1/14		100	101,751
Inergy LP 7.00%, 10/1/18(3)		150	153,750
J.C. Penney Co., Inc. 7.13%, 11/15/23		50	52,250
7.95%, 4/1/17		225	252,562
Limited Brands, Inc. 7.00%, 5/1/20		75	81,000
New Albertsons, Inc.

	Country Code*	Principal Amount (000)	Value
7.45%, 8/1/29		$375	$303,750
8.70%, 5/1/30		250	220,000
Phillips-Van Heusen Corp. 7.38%, 5/15/20		250	263,437
QVC, Inc. 7.13%, 4/15/17(3)		150	155,250
7.38%, 10/15/20(3)		50	51,750
7.50%, 10/1/19(3)		250	261,250
Roadhouse Financing, Inc. 10.75%, 10/15/17(3)(6)		175	178,937
Sally Holdings LLC 9.25%, 11/15/14		500	526,250
Suburban Propane Partners LP 7.38%, 3/15/20		50	53,125
SUPERVALU, Inc. 7.50%, 11/15/14		520	522,600
8.00%, 5/1/16		50	50,375

			3,228,037

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Sensata Technologies BV 8.00%, 5/1/14	NL	414	428,490

SOFTWARE – 0.3%
Fidelity National Information Services, Inc. 7.63%, 7/15/17(3)		100	106,750
First Data Corp. 9.88%, 9/24/15		155	126,713
ManTech International Corp. 7.25%, 4/15/18		175	181,562

			415,025

SPECIAL PURPOSE ENTITIES – 1.1%
Conti-Gummi Finance BV 7.13%, 10/15/18(3)(6)	NL	175	234,990
7.50%, 9/15/17(3)	NL	100	138,711
8.50%, 7/15/15(3)	NL	75	110,064
El Paso Performance-Linked Trust 7.75%, 7/15/11(3)		250	258,820
NSG Holdings LLC 7.75%, 12/15/25(3)		490	445,900
Universal City Development Partners Ltd. 8.88%, 11/15/15		200	206,250
Ziggo Bond Co. BV 8.00%, 5/15/18(3)	NL	250	358,705

			1,753,440

TELECOMMUNICATIONS – 9.8%
Angel Lux Common SA 8.88%, 5/1/16(3)	LU	625	664,062
Crown Castle International Corp. 7.13%, 11/1/19		250	266,250
7.75%, 5/1/17(3)		175	193,375
Digicel Ltd. 8.25%, 9/1/17(3)	BM	750	787,500

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Frontier Communications Corp. 6.63%, 3/15/15		$25	$25,813
7.13%, 3/15/19		550	563,750
7.45%, 7/1/35		100	87,000
7.88%, 4/15/15		125	135,000
8.25%, 5/1/14		125	137,344
8.25%, 4/15/17		200	218,750
8.50%, 4/15/20		250	275,937
9.00%, 8/15/31		90	95,963
Intelsat Corp. 9.25%, 8/15/14		225	232,875
9.25%, 6/15/16		150	159,937
Intelsat Jackson Holdings SA 7.25%, 10/15/20(3)	LU	500	502,500
8.50%, 11/1/19(3)	LU	825	895,125
9.50%, 6/15/16	LU	25	26,656
Intelsat Luxembourg SA 11.50%, 2/4/17(5)	LU	372	397,555
Intelsat Subsidiary Holding Co., Ltd. 8.88%, 1/15/15	BM	50	51,750
MetroPCS Wireless, Inc. 9.25%, 11/1/14		395	413,763
Qwest Capital Funding, Inc. 8.88%, 3/15/12		150	164,625
Qwest Communications International, Inc. 7.13%, 4/1/18(3)		250	262,500
7.50%, 2/15/14		1,525	1,555,500
8.00%, 10/1/15		100	108,250
Qwest Corp. 7.50%, 6/15/23		250	251,250
8.38%, 5/1/16		250	295,625
Sprint Capital Corp. 6.90%, 5/1/19		1,500	1,507,500
7.63%, 1/30/11		75	76,219
8.38%, 3/15/12		75	80,250
8.75%, 3/15/32		400	420,000
Sprint Nextel Corp. 6.00%, 12/1/16		145	143,187
8.38%, 8/15/17		700	759,500
Telesat Canada LLC 11.00%, 11/1/15	CA	575	649,750
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	104,750
Virgin Media Finance PLC 9.50%, 8/15/16	GB	175	197,750
Virgin Media Secured Finance PLC 6.50%, 1/15/18	GB	350	369,250
West Corp. 9.50%, 10/15/14		110	115,088
Wind Acquisition Finance SA 11.00%, 12/1/15	LU	50	71,741
11.75%, 7/15/17(3)	LU	750	840,469
12.00%, 12/1/15(3)	LU	300	317,625
Windstream Corp. 7.88%, 11/1/17		200	208,500
8.63%, 8/1/16		995	1,052,212

			15,682,446

	Country Code*	Principal Amount (000)	Value
TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		$225	$233,438

TRANSPORTATION – 0.1%
Kansas City Southern 8.00%, 6/1/15		75	80,719

UTILITIES – 5.8%
AES Red Oak LLC, Series A 8.54%, 11/30/19		800	821,803
Calpine Corp. 7.88%, 7/31/20(3)		275	282,563
Energy Future Holdings Corp. 9.75%, 10/15/19		39	37,940
10.00%, 1/15/20(3)		250	248,190
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	45,722
FPL Group Capital, Inc., Series B 6.35%, 10/1/16(1)		50	47,500
Intergen NV 9.00%, 6/30/17(3)	NL	1,000	1,057,500
Ipalco Enterprises, Inc. 7.25%, 4/1/16(3)		40	43,000
Midwest Generation LLC, Series B 8.56%, 1/2/16		486	480,463
NRG Energy, Inc. 7.38%, 2/1/16		275	282,906
7.38%, 1/15/17		815	835,375
8.50%, 6/15/19		1,050	1,106,438
NV Energy, Inc. 7.80%, 6/15/12		25	25,505
Quicksilver Resources, Inc. 9.13%, 8/15/19		575	630,344
11.75%, 1/1/16		300	351,750
Reliant Energy Mid-Atlantic Power Holdings LLC, Series C 9.68%, 7/2/26		100	104,250
RRI Energy, Inc. 7.63%, 6/15/14		500	495,000
7.88%, 6/15/17		150	139,875
Sithe Independence Funding Corp., Series A 9.00%, 12/30/13		63	65,086
Tenaska Alabama Partners LP 7.00%, 6/30/21(3)		323	328,158
The AES Corp. 7.75%, 10/15/15		175	187,250
8.00%, 10/15/17		245	264,600
8.00%, 6/1/20		1,095	1,188,075
9.75%, 4/15/16		175	201,250

			9,270,543

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
WHOLESALE – 0.2%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17(3)		$200	$213,000
McJunkin Red Man Corp. 9.50%, 12/15/16(3)		200	176,000

			389,000

Total Corporate Debt Obligations (Cost $121,487,608)			134,975,813

FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 1/1/12	BR	501	290,700
10.00%, 1/1/17	BR	3,400	1,858,184

Total Foreign Government Obligations (Cost $1,819,678)			2,148,884

LOAN ASSIGNMENTS – 2.2%
SENIOR LOANS – 2.2%
American General Finance Corp. 7.25%, 4/8/15(1)		500	502,155
Energy Future Competitive Holdings Co. 3.76%, 10/10/14(1)		1,959	1,515,786
3.79%, 10/10/14(1)		10	7,834
First Data Corp. 3.01%, 9/24/14(1)		452	397,374
3.01%, 9/24/14(1)		21	18,758
Newsday LLC 10.50%, 8/1/13(1)		200	212,376
Texas Competitive Electric Holdings Co. LLC 3.76%, 10/10/14(1)		494	380,187
3.79%, 10/10/14(1)		3	1,925
Vodafone 6.88%, 8/11/15(1)		500	500,000

Total Loan Assignments (Cost $3,157,111)			3,536,395

		Shares
COMMON STOCKS – 0.1%
MULTIMEDIA – 0.1%
Dex One Corp.**		9,862	121,106

PIPELINES – 0.0%+
SemGroup Corp., Class A**		77	1,790

Total Common Stocks (Cost $307,692)			122,896

CONVERTIBLE PREFERRED STOCKS – 0.4%
BANKS – 0.4%
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $384,735)		625	628,750

	Country Code*	Shares	Value
PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Citigroup Capital XIII 7.88%, 10/30/15 (Cost $37,500)		1,500	$38,850

WARRANTS – 0.0%+
PIPELINES – 0.0%+
SemGroup Corp., expires 11/30/14** (Cost $81)		81	430

		Principal Amount (000)
SHORT TERM INVESTMENTS – 7.1%
U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(7) – 6.1%
Federal Home Loan Mortgage Corp. Discount Notes 0.01%, 10/6/10		$200	199,993
0.23%, 10/5/10		300	299,992
U.S. Treasury Bills 0.01%, 10/7/10		4,800	4,799,927
0.01%, 10/14/10		1,567	1,566,939
0.01%, 10/21/10(8)		2,911	2,910,802

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $9,777,653)			9,777,653

		Shares
MUTUAL FUNDS – 1.0%
State Street Institutional U.S. Government Money Market Fund (Cost $1,484,881)		1,484,881	1,484,881

Total Short Term Investments (Cost $11,262,534)			11,262,534

TOTAL INVESTMENTS – 99.0% (Cost $142,884,202)			158,317,987
Other assets less liabilities – 1.0%			1,543,155

NET ASSETS – 100.0%			$159,861,142

BM	Bermuda
BR	Brazil
CA	Canada
FR	France
GB	Great Britain
IE	Ireland
IT	Italy
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,799,731, representing 23.6% of net assets.
(4)	Security is in default and is non-income producing.
(5)	Payment in-kind bond security.
(6)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(7)	Interest rates represent annualized yield at date of purchase.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(8)	At the period end, securities (or portions thereof) with an aggregate market value of $112,992 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	90-Day Eurodollar December Futures	12/13/10	53	12,980,900	13,202,300	221,400
Long	90-Day Eurodollar March Futures	3/14/11	53	12,959,162	13,195,675	236,513

Net unrealized appreciation						457,913

(9)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	EUR	2,984,000	USD	3,825,488	10/26/10	(241,752)
Barclays Bank PLC	USD	2,000	CNY	13,259	11/23/10	(17)
Barclays Bank PLC	USD	2,000	CNY	13,278	11/23/10	(14)
Barclays Bank PLC	EUR	99,000	USD	125,788	11/23/10	(9,120)
Barclays Bank PLC	USD	365,500	EUR	281,000	11/23/10	17,419
Citibank NA	USD	180,916	EUR	133,000	11/23/10	323
Citibank NA	USD	267,866	GBP	171,000	12/20/10	610
Citibank NA	USD	6,000	CNY	39,801	11/17/10	(49)
Citibank NA	USD	4,760	CNY	32,000	1/10/11	31
Deutsche Bank AG (London)	USD	2,000	CNY	13,276	11/17/10	(15)
Deutsche Bank AG (London)	USD	6,000	CNY	39,798	11/17/10	(50)
Deutsche Bank AG (London)	USD	6,000	CNY	39,708	11/17/10	(63)
Deutsche Bank AG (London)	USD	3,744	CNY	24,775	11/17/10	(39)
Deutsche Bank AG (London)	USD	10,745	CNY	72,174	1/10/11	63
Deutsche Bank AG (London)	EUR	790,000	USD	1,011,698	11/23/10	(64,836)
JPMorgan Securities	BRL	3,252,193	USD	1,810,294	10/4/10	(111,806)
JPMorgan Securities	EUR	50,000	USD	64,937	10/26/10	(3,214)
Morgan Stanley Capital Services, Inc.	USD	3,000	CNY	19,848	11/17/10	(32)
Morgan Stanley Capital Services, Inc.	USD	3,000	CNY	19,854	11/17/10	(32)
Morgan Stanley Capital Services, Inc.	USD	10,000	CNY	66,410	1/10/11	(56)
Morgan Stanley Capital Services, Inc.	BRL	3,252,193	USD	1,804,769	12/2/10	(95,224)
Morgan Stanley Capital Services, Inc.	USD	1,827,075	BRL	3,252,193	10/4/10	95,025
UBS AG	GBP	1,063,000	USD	1,655,957	12/20/10	(12,989)

Net unrealized depreciation						(425,837)

BRL	- Brazilian Real
CNY	- Yuan Renminbi
EUR	- Euro
GBP	- Great British Pound
USD	- United States Dollar

(10)	At the period end, open swap contracts were as follows:

Credit Default Swap Contracts on Corporate Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.94%	200	7,946	(46,000)	53,946

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	American International Group, Inc.	5.00%	9/20/11	0.94%	200	7,946	(48,000)	55,946
Bank of America NA	SLM Corp.	5.00%	12/20/10	2.72%	100	517	(8,250)	8,767
Bank of America NA	SLM Corp.	5.00%	12/20/10	2.72%	200	1,034	(20,500)	21,534
Barclays Bank PLC	SLM Corp.	5.00%	12/20/13	4.58%	50	608	(5,500)	6,108
Citibank NA	Dynegy Holdings, Inc.	5.00%	9/20/14	9.75%	100	(15,019)	(14,000)	(1,019)
Deutsche Bank AG	Ally Financial, Inc.	5.00%	3/20/12	2.55%	60	2,114	(9,300)	11,414
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	7.52%	300	(23,568)	(43,500)	19,932
Deutsche Bank AG	RRI Energy, Inc.	5.00%	9/20/14	7.52%	300	(23,568)	(43,500)	19,932
Deutsche Bank AG	SLM Corp.	5.00%	6/20/12	3.41%	100	2,652	(13,000)	15,652
Goldman Sachs International	Dynegy Holdings, Inc.	5.00%	9/20/14	9.75%	100	(15,019)	(22,000)	6,981
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	2.58%	500	44,905	(47,500)	92,405

Total					2,210	(9,452)	(321,050)	311,598

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SC PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(11)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$315,715	$—	$315,715
Collateralized Mortgage Obligations	—	5,287,720	—	5,287,720
Corporate Debt Obligations (a)	—	134,975,813	—	134,975,813
Foreign Government Obligations	—	2,148,884	—	2,148,884
Loan Assignments	—	3,536,395	—	3,536,395
Common Stocks (a)	122,896	—	—	122,896
Convertible Preferred Stocks (a)	628,750	—	—	628,750
Preferred Stocks (a)	38,850	—	—	38,850
Warrants (a)	—	430	—	430
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	—	9,777,653	—	9,777,653
Mutual Funds	1,484,881	—	—	1,484,881

Total Short Term Investments	1,484,881	9,777,653	—	11,262,534

Total Investments	2,275,377	156,042,610	—	158,317,987

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	113,471	—	113,471
Futures Contracts	457,913	—	—	457,913
Swap Contracts	—	312,617	—	312,617

Total Financial Derivative Instruments	$457,913	$426,088	$—	$884,001

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(539,308)	$—	$(539,308)
Swap Contracts	—	(1,019)	—	(1,019)

Total Financial Derivative Instruments	$—	$(540,327)	$—	$(540,327)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.6%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$2,039	$1,157,547
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.45%, 6/25/36(1)		243	210,181
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 1.68%, 6/15/12(1)		516	517,942
Ford Credit Auto Owner Trust, Series 2009-D, Class A2 1.21%, 1/15/12		138	138,201
Structured Asset Securities Corp., Series 2007-WF1, Class A2 0.35%, 2/25/37(1)		2,225	2,199,657

Total Asset Backed Securities (Cost $3,721,236)			4,223,528

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Arkle Master Issuer PLC, Series 2006-1A, Class 4A2 0.46%, 2/17/52(1)(2)		9,000	8,887,176
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.22%, 5/16/47(1)(2)	GB	1,000	1,361,417
Bear Stearns Alt-A Trust, Series 2005-4 2.85%, 5/25/35(1)		169	131,869
Bear Stearns Alt-A Trust, Series 2006-1 5.35%, 2/25/36(1)		184	93,697
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		2,167	1,977,090
Federal National Mortgage Association, Series 2005-75, Class FL 0.71%, 9/25/35(1)		842	840,988
Federal National Mortgage Association, Series 2007-30, Class AF 0.57%, 4/25/37(1)		447	445,958
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 3.05%, 10/25/35(1)		689	553,641

	Country Code*	Principal Amount (000)	Value
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.72%, 2/25/36(1)		$659	$616,014
Harborview Mortgage Loan Trust, Series 2005-4 3.05%, 7/19/35(1)		444	351,711
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		100	90,699
JP Morgan Mortgage Trust, Series 2007-A1 3.28%, 7/25/35(1)		606	475,137
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.56%, 7/25/35(1)		1,362	1,057,995
MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.37%, 4/25/35(1)		1,200	1,110,878
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35(3)		356	240,128
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 3.80%, 10/20/35(1)		2,800	2,336,606

Total Collateralized Mortgage Obligations (Cost $19,719,137)			20,571,004

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(1)		5,000	5,404,431
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38(1)		2,800	3,001,946
Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40(1)		600	642,059

Total Commercial Mortgage Backed Securities (Cost $7,151,578)			9,048,436

CONVERTIBLE BONDS – 0.4%
OIL & GAS - EXPLORATION & PRODUCTION – 0.4%
Transocean, Inc., Series B 1.50%, 12/15/37 (Cost $2,695,407)	CH	2,900	2,838,375

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
CORPORATE DEBT OBLIGATIONS – 25.0%
AGRICULTURAL – 0.1%
Altria Group, Inc. 4.13%, 9/11/15		$500	$536,225
BAT International Finance PLC 9.50%, 11/15/18(2)	GB	160	217,545

			753,770

AUTOMOTIVE – 0.9%
Ford Motor Credit Co. LLC 5.63%, 9/15/15		3,400	3,496,285
7.38%, 2/1/11		1,000	1,018,523
7.80%, 6/1/12		2,000	2,127,032

			6,641,840

BANKS – 12.0%
Ally Financial, Inc. 5.38%, 6/6/11		2,800	2,828,000
6.00%, 4/1/11		200	200,720
6.88%, 9/15/11		400	410,206
7.50%, 9/15/20(2)		300	319,500
American Express Bank, FSB 5.50%, 4/16/13		400	435,384
Banco Santander Chile 1.77%, 4/20/12(1)(2)	CL	900	899,602
Bank of America Corp. 5.65%, 5/1/18		1,900	2,013,060
5.75%, 12/1/17		300	320,746
6.00%, 9/1/17		1,100	1,190,988
Bank of China Hong Kong Ltd. 5.55%, 2/11/20(2)	HK	100	105,613
Bank of Montreal 2.85%, 6/9/15(2)	CA	300	315,764
Barclays Bank PLC 5.00%, 9/22/16	GB	1,500	1,641,192
6.05%, 12/4/17(2)	GB	500	542,242
Barnett Capital III 1.09%, 2/1/27(1)		200	139,193
BBVA Bancomer SA Texas 7.25%, 4/22/20(2)	MX	1,100	1,181,666
Bear Stearns Cos., LLC 5.30%, 10/30/15		100	111,560
BNP Paribas 7.20%, 6/25/37(1)(2)	FR	100	99,000
7.78%, 7/2/18(1)	FR	100	143,209
Citigroup Capital XXI 8.30%, 12/21/37(1)		1,600	1,680,000
Citigroup, Inc. 3.63%, 11/30/17(1)		800	1,045,027
5.50%, 4/11/13		700	750,990
5.50%, 10/15/14		400	434,028
6.13%, 11/21/17		200	218,470
8.50%, 5/22/19		200	247,268

	Country Code*	Principal Amount (000)	Value
Commonwealth Bank of Australia 0.95%, 7/12/13(1)(2)	AU	$1,600	$1,603,141
Credit Agricole SA 8.38%, 10/13/19(1)(2)	FR	2,300	2,461,000
Danske Bank A/S 2.50%, 5/10/12(2)	DK	300	307,134
Deutsche Bank AG 6.00%, 9/1/17	DE	300	345,825
Dexia Credit Local 0.69%, 3/5/13(1)(2)	FR	3,300	3,287,840
0.94%, 9/23/11(1)(2)	FR	400	401,421
0.96%, 4/29/14(1)(2)	FR	1,700	1,692,879
Fortis Bank Nederland Holding NV 3.00%, 4/17/12	NL	200	279,039
ING Bank NV 1.09%, 3/30/12(1)(2)	NL	4,200	4,185,174
2.63%, 2/9/12(2)	NL	1,400	1,431,006
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,403,154
Itau Unibanco Holding SA 6.20%, 4/15/20(2)	BR	1,800	1,875,227
JP Morgan Chase & Co., Series 3 1.04%, 9/30/13(1)		2,000	2,005,882
JP Morgan Chase & Co., Series I 7.90%, 4/30/18(1)		300	321,489
JP Morgan Chase Bank NA 0.62%, 6/13/16(1)		300	284,207
JP Morgan Chase Capital XXI, Series U 1.42%, 2/2/37(1)		1,000	715,468
Lloyds TSB Bank PLC 2.30%, 4/1/11(2)	GB	1,800	1,816,562
2.80%, 4/2/12(2)	GB	4,300	4,411,469
Macquarie Bank Ltd. 4.10%, 12/17/13(2)	AU	300	327,446
Merrill Lynch & Co., Inc. 0.58%, 2/15/11(1)		1,500	1,485,332
1.19%, 5/30/14(1)		100	127,643
6.88%, 4/25/18		200	224,339
Morgan Stanley 0.83%, 1/9/14(1)		500	472,604
1.01%, 10/15/15(1)		2,000	1,834,428
5.95%, 12/28/17		400	429,670
National Australia Bank Ltd. 2.55%, 1/13/12(2)	AU	1,000	1,023,977
Nordea Bank AB 4.88%, 1/27/20(2)	SE	1,800	1,952,370
Northern Rock Asset Management PLC 5.63%, 6/22/17(2)	GB	1,300	1,378,221
Royal Bank of Scotland Group PLC 0.78%, 4/8/11(1)(2)	GB	5,000	5,003,375
1.45%, 10/20/11(2)	GB	4,600	4,634,109
2.63%, 5/11/12(2)	GB	200	205,422

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
3.00%, 12/9/11(2)	GB	$2,800	$2,874,586
5.00%, 10/1/14	GB	100	100,225
6.99%, 10/5/17(1)(2)	GB	200	162,000
Santander US Debt SA Unipersonal 1.09%, 3/30/12(1)(2)	ES	3,100	3,056,926
2.99%, 10/7/13(2)(4)	ES	1,800	1,796,760
Scotland International Finance No. 2 BV 4.25%, 5/23/13(2)	NL	1,200	1,185,602
Societe Generale 5.92%, 4/5/17(1)(2)	FR	400	379,006
State Bank of India/London 4.50%, 7/27/15(2)	IN	1,000	1,050,505
State Street Capital Trust IV 1.29%, 6/15/37(1)		200	144,241
Swedbank AB 2.80%, 2/10/12(2)	SE	1,000	1,029,553
UBS AG/Stamford CT 1.44%, 2/23/12(1)	CH	800	805,539
Union Planters Corp. 7.75%, 3/1/11		300	304,859
Wachovia Bank NA 0.62%, 3/15/16(1)		400	366,877
Wachovia Corp. 0.66%, 10/15/11(1)		3,900	3,903,440
5.30%, 10/15/11		650	680,523
Westpac Banking Corp. 3.59%, 8/14/14(2)	AU	300	322,110

			84,363,033

CHEMICALS – 0.1%
The Dow Chemical Co. 4.85%, 8/15/12		900	952,511
6.00%, 10/1/12		100	108,352

			1,060,863

DIVERSIFIED – 0.1%
Noble Group Ltd. 4.88%, 8/5/15(2)	BM	1,000	1,034,575

ELECTRIC UTILITIES – 0.2%
Electricite de France 6.50%, 1/26/19(2)	FR	400	488,520
Entergy Corp. 3.63%, 9/15/15		1,000	1,009,828

			1,498,348

FINANCIALS – 4.7%
American Express Co. 7.00%, 3/19/18		700	843,069
CIT Group, Inc. 7.00%, 5/1/13		300	301,500
7.00%, 5/1/14		500	498,750
Countrywide Financial Corp. 5.80%, 6/7/12		2,100	2,230,817
General Electric Capital Corp., Series A 0.73%, 1/8/16(1)		100	92,771
6.15%, 8/7/37		100	104,724
6.88%, 1/10/39		800	918,716
International Lease Finance Corp.

	Country Code*	Principal Amount (000)	Value
0.86%, 7/1/11(1)		$1,870	$1,805,678
1.27%, 8/15/11(1)		1,600	2,082,944
5.40%, 2/15/12		3,700	3,718,500
6.38%, 3/25/13		2,000	2,010,000
6.75%, 9/1/16(2)		400	428,000
LeasePlan Corp. NV 3.00%, 5/7/12(2)	NL	1,000	1,033,308
3.13%, 2/10/12	NL	200	279,163
Nomura Holdings, Inc. 6.70%, 3/4/20	JP	2,300	2,628,323
SLM Corp. 4.75%, 3/17/14		100	124,829
SLM Corp., Series A 0.49%, 3/15/11(1)		1,800	1,785,256
0.80%, 1/27/14(1)		500	431,894
8.45%, 6/15/18		1,000	1,010,064
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21(2)(4)	AU	100	99,902
The Goldman Sachs Group, Inc. 0.60%, 2/6/12(1)		200	198,731
0.74%, 3/22/16(1)		600	554,715
5.95%, 1/18/18		6,800	7,468,630
6.15%, 4/1/18		1,100	1,220,132
6.25%, 9/1/17		700	784,555

			32,654,971

FOOD, BEVERAGES & RESTAURANTS – 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.13%, 1/15/15		1,200	1,291,750
5.38%, 1/15/20		1,200	1,354,549
Tate & Lyle International Finance PLC 6.63%, 6/15/16(2)	GB	500	563,311

			3,209,610

HEALTH CARE – 0.7%
HCA, Inc. 7.88%, 2/15/20		4,000	4,375,000
Roche Holdings, Inc. 6.00%, 3/1/19(2)		600	726,878

			5,101,878

INSURANCE – 1.4%
American International Group, Inc. 1.03%, 4/26/11(1)		100	135,020
5.05%, 10/1/15		100	101,750
5.45%, 5/18/17		100	101,750
5.85%, 1/16/18		200	207,000
8.25%, 8/15/18		1,000	1,165,000
Metropolitan Life Global Funding I 0.93%, 7/13/11(1)(2)		2,400	2,404,047
Ohio National Financial Services, Inc. 6.38%, 4/30/20(2)		5,100	5,539,018
Pacific LifeCorp. 6.00%, 2/10/20(2)		100	107,824

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38(1)		$300	$303,000

			10,064,409

INVESTMENT COMPANIES – 1.0%
FIH Erhvervsbank A/S 0.66%, 6/13/13(1)(2)	DK	6,500	6,492,648
Temasek Financial I Ltd. 4.30%, 10/25/19(2)	SG	300	324,853

			6,817,501

METALS & MINING – 0.2%
Alcoa, Inc. 6.15%, 8/15/20		600	616,887
Gerdau Holdings, Inc. 7.00%, 1/20/20(2)	BR	200	223,500
Gerdau Trade, Inc. 5.75%, 1/30/21(2)(4)	VG	200	202,926
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	343,788

			1,387,101

OIL & GAS – 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,425,996
Shell International Finance BV 5.50%, 3/25/40	NL	300	343,433
6.38%, 12/15/38	NL	1,000	1,267,890
Total Capital SA 4.45%, 6/24/20	FR	200	218,861

			3,256,180

OIL & GAS - EXPLORATION & PRODUCTION – 0.4%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,727,600
Transocean, Inc. 4.95%, 11/15/15	CH	100	103,987

			2,831,587

PIPELINES – 0.1%
El Paso Corp. 7.88%, 6/15/12		400	425,697

REFINING – 0.2%
Petrobras International Finance Co. 7.88%, 3/15/19	KY	1,300	1,621,233

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20(2)	GB	600	660,480

SPECIAL PURPOSE BANKS – 0.3%
The Export-Import Bank of Korea 5.13%, 6/29/20	KR	300	323,033
5.88%, 1/14/15	KR	900	1,005,842

	Country Code*	Principal Amount (000)	Value
8.13%, 1/21/14	KR	$400	$469,500

			1,798,375

SPECIAL PURPOSE ENTITIES – 0.4%
Mizuho Capital Investment EUR 1 Ltd. 5.02%, 6/30/11(1)	KY	1,000	1,295,088
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17(1)	KY	1,000	1,464,863

			2,759,951

TELECOMMUNICATIONS – 0.1%
Verizon Wireless Capital LLC 2.95%, 5/20/11(1)		1,000	1,016,650

TRANSPORTATION – 0.1%
Ryder System, Inc. 6.00%, 3/1/13		400	432,701

UTILITIES – 0.9%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19(2)	BR	1,600	1,888,000
MidAmerican Energy Holdings Co. 6.13%, 4/1/36		300	343,213
Nakilat, Inc. 6.07%, 12/31/33	QA	2,800	3,080,000
NRG Energy, Inc. 8.25%, 9/1/20(2)		700	721,875

			6,033,088

Total Corporate Debt Obligations (Cost $164,031,800)			175,423,841

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 1.3%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17(2)	BR	200	271,437
Canada Housing Trust No. 1 3.35%, 12/15/20	CA	1,600	1,580,391
Korea Housing Finance Corp. 4.13%, 12/15/15(2)	KR	3,500	3,671,287
Societe Financement de l’Economie Francaise 0.73%, 7/16/12(1)(2)	FR	1,000	1,001,770
3.38%, 5/5/14(2)	FR	2,100	2,259,102

Total Foreign Government Agency Obligations (Cost $8,421,273)			8,783,987

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Canadian Government Bond 2.00%, 12/1/14	CA	1,900	1,859,503
2.50%, 9/1/13	CA	1,500	1,496,603
Federal Republic of Brazil 7.88%, 3/7/15	BR	2,200	2,700,500

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Province of Ontario Canada 4.70%, 6/2/37	CA	$1,300	$1,354,696
4.60%, 6/2/39	CA	300	309,943
United Mexican States, Series A 6.05%, 1/11/40	MX	200	229,000

Total Foreign Government Obligations (Cost $7,727,121)			7,950,245

MUNICIPAL BONDS – 2.0%
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	1,096,270
California State University 6.43%, 11/1/30		200	218,034
City of New York, NY 6.25%, 6/1/35		3,800	4,008,962
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,748,608
County of Clark, NV 6.82%, 7/1/45		300	332,685
Los Angeles Unified School District, California 6.76%, 7/1/34		200	226,824
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,371,271
New Jersey Economic Development Authority 1.29%, 6/15/13(1)		1,300	1,293,617
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,105,620
State of California 7.63%, 3/1/40		1,000	1,099,880
7.95%, 3/1/36		400	428,840
State of Illinois 4.07%, 1/1/14		400	413,488
State of Louisiana 3.00%, 5/1/43(1)		400	404,196

Total Municipal Bonds (Cost $12,758,673)			13,748,295

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 67.8%
Federal Home Loan Mortgage Corp. 4.50%, 9/1/40		1,000	1,041,105
4.50%, TBA(4)		1,000	1,039,844
5.50%, 4/1/37		137	145,149
5.50%, 7/1/37		456	483,595
5.50%, 8/1/37		234	248,716
5.50%, 7/1/38		723	767,599
5.50%, 8/1/38		574	609,596
5.50%, 2/1/39		21	22,129
5.50%, 2/1/40		2,000	2,123,062

	Country Code*	Principal Amount (000)	Value
Federal National Mortgage Association 1.13%, 9/30/13		$3,400	$3,425,571
1.63%, 10/26/15		900	899,643
4.00%, 9/1/40		1,000	1,029,073
4.00%, 10/1/40		1,000	1,029,073
4.00%, TBA(4)		33,000	33,917,796
4.50%, 4/1/39		1,000	1,042,667
4.50%, 8/1/39		708	738,185
4.50%, 3/1/40		1,302	1,357,005
4.50%, 5/1/40		15,185	15,830,726
4.50%, 6/1/40		2,000	2,085,020
4.50%, 7/1/40		2,784	2,902,653
4.50%, 8/1/40		10,403	10,844,964
4.50%, 9/1/40		13,206	13,768,060
4.50%, TBA(4)		5,000	5,206,250
4.63%, 10/15/13		1,200	1,334,684
5.50%, 2/1/34		14	14,638
5.50%, 3/1/36		474	505,413
5.50%, 8/1/36		16	17,254
5.50%, 12/1/36		11	11,215
5.50%, 2/1/38		2,179	2,318,183
5.50%, TBA(4)		4,000	4,251,876
6.00%, 8/1/36		380	410,871
6.00%, 9/1/36		69	74,212
6.00%, 10/1/36		13	14,327
6.00%, 12/1/36		423	457,163
6.00%, 1/1/37		156	168,444
6.00%, 4/1/37		280	301,937
6.00%, 5/1/37		53	56,945
6.00%, 8/1/37		859	924,887
6.00%, 9/1/37		3,176	3,417,134
6.00%, 10/1/37		451	484,867
6.00%, 11/1/37		81	86,825
6.00%, 12/1/37		4,616	4,966,750
6.00%, 1/1/38		829	891,842
6.00%, 3/1/38		1,123	1,207,158
6.00%, 6/1/38		76	81,391
6.00%, 8/1/38		1,187	1,281,579
6.00%, 7/1/39		89	95,454
6.00%, 9/1/39		242	260,461
6.00%, TBA(4)		17,000	18,259,054
6.50%, TBA(4)		2,000	2,180,624
Government National Mortgage Association 5.50%, 2/15/37		707	761,293
6.00%, 6/15/36		249	271,756
6.00%, 10/15/37		114	123,920
6.00%, 8/15/38		128	138,962
6.00%, 10/15/38		886	962,943
6.00%, 11/15/38		109	118,703
6.00%, 2/15/39		3,598	3,910,200
6.00%, 11/15/39		8,315	9,035,581
6.00%, 1/15/40		94	102,665
6.00%, 5/15/40		97	105,205
6.00%, TBA(4)		4,000	4,332,500
6.50%, 12/15/37		260	286,513
6.50%, 8/15/38		553	608,921
U.S. Treasury Bond 9.88%, 11/15/15		2,400	3,418,687

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
U.S. Treasury Inflation Indexed Bonds 1.25%, 7/15/20		$2,599	$2,727,217
1.75%, 1/15/28		3,954	4,191,390
2.00%, 1/15/26		2,746	3,019,554
2.38%, 1/15/25		2,544	2,925,924
2.38%, 1/15/27		2,919	3,369,203
2.50%, 1/15/29		3,656	4,312,364
U.S. Treasury Notes 0.38%, 8/31/12		122,020	121,929,461
0.38%, 9/30/12		3,200	3,196,499
0.63%, 6/30/12		21,100	21,185,666
0.63%, 7/31/12		3,100	3,112,958
1.25%, 8/31/15		2,600	2,599,189
1.75%, 7/31/15		3,900	3,993,834
1.88%, 6/30/15		14,900	15,353,988
1.88%, 8/31/17		4,700	4,695,963
1.88%, 9/30/17		10,600	10,573,500
2.13%, 5/31/15		8,100	8,444,898
2.38%, 7/31/17		16,900	17,449,250
2.50%, 4/30/15		7,700	8,163,201
2.50%, 6/30/17(5)(7)		24,000	25,005,000
2.75%, 11/30/16		9,600	10,200,000
2.75%, 5/31/17		10,000	10,578,910
3.00%, 2/28/17		4,000	4,301,876
3.13%, 10/31/16		700	759,774
3.13%, 1/31/17		1,000	1,083,594
3.13%, 4/30/17(7)		9,000	9,738,981
3.25%, 12/31/16		3,300	3,601,382

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $469,231,401)			475,324,094

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	201,200

PREFERRED STOCKS – 0.9%
BANKS – 0.9%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $6,376,725)		405,000	6,055,155

		Principal Amount (000)
SHORT TERM INVESTMENTS – 4.6%
U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS(6) – 3.9%
Federal Home Loan Mortgage Corp. Discount Notes 0.23%, 10/5/10		8,500	8,499,774
0.25%, 10/15/10		5,800	5,799,436

Country Code*	Principal Amount (000)	Value
0.26%, 10/20/10	$3,200	$3,199,569
Federal National Mortgage Association Discount Notes 0.25%, 10/15/10	2,800	2,799,728
U.S. Treasury Bills 0.21%, 10/21/10	6,700	6,699,758
0.30%, 10/21/10(5)	140	139,989

Total U.S. Treasury and U.S. Government Agency Obligations (Amortized cost $27,138,254)		27,138,254

	Shares
MUTUAL FUNDS – 0.7%
State Street Institutional U.S. Government Money Market Fund (Cost $4,876,290)	4,876,290	4,876,290

Total Short Term Investments (Cost $32,014,544)		32,014,544

TOTAL INVESTMENTS – 107.9% (Cost $733,978,255)		756,182,704
Liabilities in excess of other assets – (7.9)%		(55,139,197)

NET ASSETS – 100.0%		$701,043,507

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $69,187,944 which represents approximately 9.9% of net assets. At the period end, the broker pledged securities with an aggregate market value of $259,929 and delivered cash of $340,000 to the Fund as collateral.
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CL	Chile
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

MX	Mexico
NL	Netherlands
QA	Qatar
SE	Sweden
SG	Singapore
VG	British Virgin Islands

+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,927,607 representing 13.4% of net assets.
(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $417,128.
(6)	Interest rates represent annualized yield at date of purchase.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(7)	At the period end, securities (or portions thereof) with an aggregate market value of $1,303,451 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation ($)
Long	90-Day Eurodollar December Futures	12/13/10	212	52,576,050	52,809,200	233,150
Long	90-Day Eurodollar December Futures	12/19/11	27	6,686,662	6,702,750	16,088
Long	90-Day Eurodollar June Futures	6/13/11	115	28,531,825	28,610,563	78,738
Long	90-Day Eurodollar June Futures	6/18/12	27	6,660,563	6,683,513	22,950
Long	90-Day Eurodollar March Futures	3/14/11	374	92,873,625	93,116,650	243,025
Long	90-Day Eurodollar March Futures	3/19/12	27	6,673,950	6,693,638	19,688
Long	90-Day Eurodollar September Futures	9/19/11	45	11,159,450	11,184,750	25,300
Long	U.S. Treasury 10 Year Note December Futures	12/21/10	415	51,768,516	52,309,453	540,937
Long	U.S. Treasury 5 Year Note December Futures	12/31/10	66	7,900,219	7,977,234	77,015

Net unrealized appreciation						1,256,891

(8)	At period end, the Fund had the following open forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount ($)	Value ($)
Government National Mortgage Association	6.00%	TBA-30 Yr	10/20/10	4,000,000	4,340,000

(Proceeds receivable $4,343,125)					4,340,000

(9)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Bank of America Securities LLC	USD	1,294,675	CAD	1,332,000	11/18/10	(1,430)
Bank of America Securities LLC	USD	1,299,534	CAD	1,337,000	11/18/10	(1,436)
Bank of America Securities LLC	USD	30,000	IDR	305,100,000	10/7/10	4,168
Bank of America Securities LLC	USD	128,589	KRW	151,832,000	11/12/10	4,751
Bank of America Securities LLC	USD	101,533	KRW	119,433,000	11/12/10	3,355
Bank of America Securities LLC	USD	100,000	ZAR	723,230	10/28/10	3,370
Barclays Bank PLC	CAD	1,369,000	USD	1,283,831	11/18/10	(45,337)
Barclays Bank PLC	EUR	10,883,000	USD	13,952,006	10/26/10	(881,698)
Barclays Bank PLC	EUR	90,000	USD	115,936	11/23/10	(6,707)
Barclays Bank PLC	EUR	1,000,000	USD	1,347,675	11/23/10	(15,026)
Barclays Bank PLC	KRW	13,090,000	USD	11,025	11/12/10	(471)
Barclays Bank PLC	KRW	15,125,343	USD	12,269	11/12/10	(1,014)
Barclays Bank PLC	USD	280,512	AUD	300,000	10/29/10	8,614
Barclays Bank PLC	USD	299,623	CAD	308,000	11/18/10	(584)
Barclays Bank PLC	USD	306,000	CNY	2,027,556	4/7/11	(1,571)
Barclays Bank PLC	USD	315,000	CNY	2,086,560	4/7/11	(1,712)
Barclays Bank PLC	USD	241,000	CNY	1,595,420	4/7/11	(1,455)
Barclays Bank PLC	USD	241,000	CNY	1,595,420	4/7/11	(1,455)
Barclays Bank PLC	USD	70,000	IDR	684,110,000	11/24/10	6,007

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	USD	100,000	IDR	934,000,000	7/27/11	(10)
Barclays Bank PLC	USD	99,185	KRW	116,126,000	11/12/10	2,798
Barclays Bank PLC	USD	775,127	MXN	9,951,850	2/22/11	4,187
Barclays Bank PLC	USD	36,498	MXN	482,864	2/22/11	1,315
Barclays Bank PLC	USD	10,000	MYR	33,749	10/12/10	927
Barclays Bank PLC	USD	10,000	MYR	34,176	10/12/10	1,065
Barclays Bank PLC	USD	10,000	MYR	34,347	10/12/10	1,120
Barclays Bank PLC	USD	10,000	MYR	34,400	10/12/10	1,138
Barclays Bank PLC	USD	17,213	MYR	58,000	10/12/10	1,565
Barclays Bank PLC	USD	20,187	MYR	66,472	10/12/10	1,334
Barclays Bank PLC	USD	10,000	MYR	34,051	10/12/10	1,025
Barclays Bank PLC	USD	47,837	PHP	2,223,000	11/15/10	2,615
Barclays Bank PLC	USD	3,869	TWD	121,000	10/12/10	5
Barclays Bank PLC	USD	94,000	TWD	2,908,830	10/12/10	(878)
Barclays Bank PLC	USD	300,000	ZAR	2,171,550	10/28/10	10,377
Barclays Bank PLC	USD	100,000	ZAR	718,750	10/28/10	2,730
Barclays Bank PLC	USD	100,000	ZAR	728,400	1/28/11	2,646
Barclays Bank PLC	USD	100,000	ZAR	760,150	9/13/11	3,543
Barclays Bank PLC	IDR	549,660,000	USD	61,518	10/7/10	(39)
Barclays Bank PLC	MYR	160,000	USD	51,772	10/12/10	(31)
Barclays Bank PLC	USD	100,000	IDR	902,000,000	11/24/10	215
Barclays Bank PLC	USD	500,000	IDR	4,505,000,000	11/24/10	521
Barclays Bank PLC	USD	200,000	IDR	1,793,000,000	11/24/10	(792)
Barclays Bank PLC	USD	59,519	IDR	549,660,000	7/27/11	(675)
Barclays Bank PLC	USD	200,000	INR	9,316,000	11/12/10	5,921
Barclays Bank PLC	USD	400,000	INR	18,092,000	11/12/10	(94)
Barclays Bank PLC	USD	100,000	MXN	1,303,090	2/22/11	2,043
Barclays Bank PLC	USD	100,000	MXN	1,282,850	2/22/11	458
Barclays Bank PLC	USD	51,502	MYR	160,000	2/7/11	(91)
Barclays Bank PLC	USD	100,000	PHP	4,485,000	6/15/11	(260)
Barclays Bank PLC	USD	100,000	PHP	4,468,500	6/15/11	(627)
BNP Paribas SA	USD	100,000	CAD	103,223	10/5/10	315
Citibank NA	CAD	206,436	USD	200,054	10/5/10	(567)
Citibank NA	GBP	500,000	USD	783,650	10/5/10	(1,794)
Citibank NA	IDR	563,500,000	USD	62,807	10/7/10	(300)
Citibank NA	KRW	778,400,000	USD	629,600	11/12/10	(54,001)
Citibank NA	KRW	27,850,000	USD	23,147	11/12/10	(1,312)
Citibank NA	USD	199,572	CAD	205,000	11/18/10	(537)
Citibank NA	USD	199,448	CAD	206,000	11/18/10	558
Citibank NA	USD	315,790	GBP	200,000	10/5/10	(1,612)
Citibank NA	USD	783,235	GBP	500,000	12/20/10	1,783
Citibank NA	USD	120,000	IDR	1,219,260,000	10/7/10	16,545
Citibank NA	USD	80,000	IDR	778,400,000	11/24/10	6,483
Citibank NA	USD	100,000	IDR	919,300,000	4/15/11	(199)
Citibank NA	USD	60,611	IDR	563,500,000	7/27/11	(285)
Citibank NA	USD	40,000	IDR	382,000,000	7/27/11	895
Citibank NA	USD	60,000	IDR	571,800,000	7/27/11	1,214
Citibank NA	USD	54,362	KRW	63,481,093	11/12/10	1,388
Citibank NA	USD	30,000	KRW	34,770,000	11/12/10	535
Citibank NA	USD	60,000	KRW	69,282,000	11/12/10	844

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	USD	60,000	KRW	70,155,000	11/12/10	1,611
Citibank NA	USD	60,000	KRW	70,056,000	11/12/10	1,524
Citibank NA	USD	30,000	KRW	35,034,000	11/12/10	767
Citibank NA	USD	60,000	KRW	69,714,000	11/12/10	1,224
Citibank NA	USD	125,180	MXN	1,659,892	2/22/11	4,803
Citibank NA	USD	100,000	MXN	1,304,400	2/22/11	2,146
Citibank NA	USD	100,000	MXN	1,282,900	2/22/11	462
Citibank NA	USD	100,000	MXN	1,269,650	2/22/11	(576)
Citibank NA	USD	36,391	MYR	124,601	10/12/10	3,951
Citibank NA	USD	17,809	MYR	60,000	10/12/10	1,617
Citibank NA	USD	34,798	MYR	116,000	10/12/10	2,759
Citibank NA	USD	35,232	MYR	116,000	10/12/10	2,325
Citibank NA	USD	20,193	MYR	66,472	10/12/10	1,328
Citibank NA	USD	400,000	PHP	17,608,000	11/15/10	(378)
Citibank NA	USD	100,000	PHP	4,406,000	11/15/10	(4)
Citibank NA	USD	47,146	PHP	2,197,000	11/15/10	2,716
Citibank NA	USD	47,017	PHP	2,175,000	11/15/10	2,346
Citibank NA	USD	60,711	PHP	2,800,000	11/15/10	2,836
Citibank NA	USD	100,000	SGD	132,160	3/9/11	509
Citibank NA	USD	10,679	TWD	335,000	10/12/10	46
Citibank NA	USD	800	TWD	24,868	10/12/10	(4)
Citibank NA	USD	100,000	ZAR	733,225	10/28/10	4,799
Credit Suisse AG (London)	CAD	1,596,000	USD	1,515,894	11/18/10	(33,669)
Deutsche Bank AG (London)	USD	100,000	CAD	103,213	10/5/10	305
Deutsche Bank AG (London)	USD	2,010,224	CNY	13,496,646	4/7/11	16,238
Deutsche Bank AG (London)	USD	8,543,083	EUR	6,671,000	11/23/10	547,493
Deutsche Bank AG (London)	USD	60,000	KRW	69,756,000	11/12/10	1,261
Deutsche Bank AG (London)	USD	100,000	MXN	1,273,450	2/22/11	(278)
Deutsche Bank AG (London)	USD	85,231	MYR	277,000	10/12/10	4,453
Deutsche Bank AG (London)	USD	45,787	PHP	2,130,000	11/15/10	2,555
Deutsche Bank AG (London)	USD	79,000	TWD	2,448,210	10/12/10	(624)
Deutsche Bank AG (London)	USD	20,979	TWD	649,000	1/14/11	(165)
Deutsche Bank AG (London)	USD	10,066	TWD	316,872	1/14/11	97
Goldman Sachs International	GBP	1,725,000	USD	2,685,502	12/20/10	(22,807)
Goldman Sachs International	USD	30,000	KRW	35,190,000	11/12/10	904
HSBC Bank PLC	BRL	17,862,831	USD	10,086,296	10/4/10	(470,932)
HSBC Bank PLC	IDR	136,500,000	USD	15,229	10/7/10	(57)
HSBC Bank PLC	IDR	579,800,000	USD	64,739	10/7/10	(193)
HSBC Bank PLC	USD	1,400,000	BRL	2,506,840	10/4/10	81,584
HSBC Bank PLC	USD	2,000,000	BRL	3,582,200	10/4/10	117,139
HSBC Bank PLC	USD	300,000	BRL	538,770	10/4/10	18,422
HSBC Bank PLC	USD	1,100,000	BRL	2,001,120	10/4/10	82,695
HSBC Bank PLC	USD	400,000	BRL	708,280	10/4/10	18,605
HSBC Bank PLC	USD	9,953,656	BRL	17,862,831	12/2/10	482,146
HSBC Bank PLC	USD	100,000	BRL	178,850	12/2/10	4,488
HSBC Bank PLC	USD	100,000	BRL	177,450	12/2/10	3,670
HSBC Bank PLC	USD	242,000	CNY	1,602,040	4/7/11	(1,461)
HSBC Bank PLC	USD	242,000	CNY	1,602,040	4/7/11	(1,461)
HSBC Bank PLC	USD	157,995	GBP	100,000	10/5/10	(906)
HSBC Bank PLC	USD	315,930	GBP	200,000	10/5/10	(1,752)

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
HSBC Bank PLC	USD	40,000	IDR	383,800,000	11/24/10	2,641
HSBC Bank PLC	USD	61,690	IDR	592,840,000	11/24/10	4,177
HSBC Bank PLC	USD	100,000	IDR	901,500,000	11/24/10	160
HSBC Bank PLC	USD	110,000	IDR	1,046,100,000	7/27/11	1,991
HSBC Bank PLC	USD	110,000	IDR	1,041,150,000	7/27/11	1,461
HSBC Bank PLC	USD	100,000	IDR	930,000,000	7/27/11	(438)
HSBC Bank PLC	USD	14,696	IDR	136,500,000	7/27/11	(83)
HSBC Bank PLC	USD	62,519	IDR	579,800,000	7/27/11	(448)
HSBC Bank PLC	USD	100,000	MYR	310,000	2/7/11	(392)
HSBC Bank PLC	USD	100,000	SGD	132,170	3/9/11	517
HSBC Bank PLC	USD	100,000	SGD	131,906	3/9/11	316
HSBC Bank PLC	USD	300,000	ZAR	2,199,030	10/28/10	14,305
JPMorgan Securities	USD	199,422	CAD	205,000	11/18/10	(386)
JPMorgan Securities	CAD	316,000	USD	300,352	11/18/10	(6,454)
JPMorgan Securities	KRW	315,000,000	USD	254,793	11/12/10	(21,845)
JPMorgan Securities	USD	1,168,539	BRL	2,099,281	10/4/10	72,170
JPMorgan Securities	USD	315,413	GBP	200,000	12/20/10	(1,406)
JPMorgan Securities	USD	200,000	IDR	1,803,000,000	11/24/10	319
JPMorgan Securities	USD	500,000	IDR	4,506,000,000	11/24/10	632
JPMorgan Securities	USD	100,000	IDR	923,000,000	4/15/11	202
JPMorgan Securities	USD	50,000	IDR	472,000,000	7/27/11	530
JPMorgan Securities	USD	110,000	KRW	126,032,500	11/12/10	683
JPMorgan Securities	USD	60,000	KRW	70,191,000	11/12/10	1,643
JPMorgan Securities	USD	50,000	KRW	56,540,000	11/12/10	(346)
JPMorgan Securities	USD	100,000	MXN	1,269,450	2/22/11	(591)
JPMorgan Securities	USD	100,000	MYR	310,250	2/7/11	(312)
JPMorgan Securities	USD	100,000	PHP	4,480,000	6/15/11	(371)
JPMorgan Securities	USD	100,000	PHP	4,492,000	6/15/11	(104)
JPMorgan Securities	USD	26,314	TWD	831,000	1/14/11	338
JPMorgan Securities	USD	100,000	ZAR	723,080	10/28/10	3,349
JPMorgan Securities	USD	100,000	ZAR	728,400	1/28/11	2,647
Morgan Stanley Capital Services, Inc.	JPY	658,465,000	USD	7,823,966	11/1/10	(65,652)
Morgan Stanley Capital Services, Inc.	USD	686,165	AUD	778,000	10/29/10	63,635
Morgan Stanley Capital Services, Inc.	USD	400,000	BRL	708,480	10/4/10	18,723
Morgan Stanley Capital Services, Inc.	USD	600,000	BRL	1,068,300	10/4/10	31,383
Morgan Stanley Capital Services, Inc.	USD	245,000	CNY	1,623,125	4/7/11	(1,295)
Morgan Stanley Capital Services, Inc.	USD	120,000	KRW	138,132,000	11/12/10	1,309
Morgan Stanley Capital Services, Inc.	USD	123,000	KRW	138,965,400	11/12/10	(959)
Morgan Stanley Capital Services, Inc.	USD	146,501	KRW	174,900,000	11/12/10	7,099
Morgan Stanley Capital Services, Inc.	USD	185,027	KRW	218,600,000	11/12/10	6,951
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	116,250,000	11/12/10	2,092
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	116,143,000	11/12/10	1,998
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	115,160,000	1/19/11	1,428
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	230,220,000	1/19/11	2,769
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	115,110,000	1/19/11	1,384
Morgan Stanley Capital Services, Inc.	USD	100,000	KRW	115,208,000	1/19/11	1,471
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	228,920,000	1/19/11	1,624
Morgan Stanley Capital Services, Inc.	USD	200,000	KRW	227,820,000	1/19/11	655
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,303,220	2/22/11	2,053
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,283,600	2/22/11	517

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,284,100	2/22/11	556
Morgan Stanley Capital Services, Inc.	USD	200,000	MXN	2,548,700	2/22/11	(415)
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,268,940	2/22/11	(631)
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,269,940	2/22/11	(553)
Morgan Stanley Capital Services, Inc.	USD	100,000	MXN	1,266,350	2/22/11	(834)
Morgan Stanley Capital Services, Inc.	USD	200,000	MXN	2,531,300	2/22/11	(1,778)
Morgan Stanley Capital Services, Inc.	USD	25,362	TWD	797,000	1/14/11	200
Morgan Stanley Capital Services, Inc.	USD	100,000	ZAR	731,575	10/28/10	4,563
Morgan Stanley Capital Services, Inc.	USD	100,000	ZAR	759,900	9/13/11	3,508
Royal Bank of Scotland PLC	CAD	898,000	USD	877,184	11/18/10	5,313
Royal Bank of Scotland PLC	KRW	12,680,000	USD	10,414	11/12/10	(722)
Royal Bank of Scotland PLC	USD	200,000	BRL	359,520	10/4/10	12,482
Royal Bank of Scotland PLC	USD	500,000	BRL	897,800	10/4/10	30,615
Royal Bank of Scotland PLC	USD	200,000	BRL	359,220	10/4/10	12,305
Royal Bank of Scotland PLC	USD	500,000	BRL	895,100	10/4/10	29,019
Royal Bank of Scotland PLC	USD	1,200,000	BRL	2,137,920	10/4/10	63,546
Royal Bank of Scotland PLC	USD	100,000	BRL	177,630	12/2/10	3,775
Royal Bank of Scotland PLC	USD	100,000	BRL	178,830	12/2/10	4,476
Royal Bank of Scotland PLC	USD	500,000	BRL	894,050	12/2/10	22,321
Royal Bank of Scotland PLC	USD	400,000	BRL	715,040	12/2/10	17,740
Royal Bank of Scotland PLC	USD	30,000	IDR	305,100,000	10/7/10	4,168
Royal Bank of Scotland PLC	USD	40,000	IDR	378,000,000	7/27/11	467

Net unrealized appreciation						331,141

AUD	-Australian Dollar
BRL	-Brazilian Real
CAD	-Canadian Dollar
CNY	-Yuan Renminbi
EUR	-Euro
GBP	-Great British Pound
IDR	-Indonesian Rupiah
INR	-Indian Rupee
JPY	-Japanese Yen
KRW	-South Korean Won
MXN	-Mexican Peso
MYR	-Malaysian Ringgit
PHP	-Philippine Peso
SGD	-Singapore Dollar
TWD	-New Taiwan Dollar
USD	-United States Dollar
ZAR	-South African Rand

(10)	At the period end, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Call	U.S. Treasury 5 Year Note December Futures	Credit Suisse Securities LLC	11/26/10	121.00	18	11,391
Call	U.S. Treasury 5 Year Note December Futures	Credit Suisse Securities LLC	11/26/10	121.50	23	9,523

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	U.S. Treasury 5 Year Note December Futures	Credit Suisse Securities LLC	11/26/10	119.00	41	7,047

Written options (Premium received, $37,731)					82	27,961

Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	16,770
Floor - OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	26,622
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	10,993

Written inflation floor options (Premium received, $42,970)					4,400	54,385

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -5 Year Interest Rate Swap	Bank of America NA	Receive	3-Month USD-LIBOR	1.45%	10/29/10	3,500	6,480
Put	OTC -5 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	1.95%	10/29/10	3,500	674
Put	OTC -2 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	47,444
Put	OTC -3 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	11,000	58,934
Put	OTC -10 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	4.00%	6/13/11	1,700	9,684
Put	OTC -3 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	8,900	47,683
Put	OTC -10 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	4.00%	6/13/11	900	5,127
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	5,263
Call	OTC -5 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	1.45%	10/29/10	1,400	2,592
Call	OTC -5 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	1.60%	10/29/10	2,200	11,112
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.95%	10/29/10	3,400	655
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.10%	10/29/10	2,200	101
Put	OTC -3 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.00%	6/18/12	7,800	41,789
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	71,086
Call	OTC -5 Year Interest Rate Swap	Deutsche Bank AG*	Receive	3-Month USD-LIBOR	1.45%	10/29/10	5,500	10,182

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	2.75%	6/18/12	6,300	41,840
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	3.00%	6/18/12	5,300	28,395
Put	OTC -10 Year Interest Rate Swap	Deutsche Bank AG*	Pay	3-Month USD-LIBOR	4.00%	6/13/11	800	4,557
Call	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Receive	3-Month USD-LIBOR	3.25%	10/29/10	3,300	194,066
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	4.00%	6/13/11	900	5,127
Put	OTC -10 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	5.00%	10/29/10	3,300	—
Call	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Receive	3-Month USD-LIBOR	1.45%	10/29/10	5,700	10,552
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	1.95%	10/29/10	5,700	1,097
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	2.25%	9/24/12	1,000	6,682
Call	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Receive	3-Month USD-LIBOR	3.25%	10/29/10	13,000	764,504
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	5.00%	10/29/10	13,000	1
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	547
Put	OTC -2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	28,800	192,450
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.75%	6/18/12	5,900	39,183
Put	OTC -3 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.00%	6/18/12	14,900	79,828
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	24,169
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.00%	12/1/10	12,800	1
Put	OTC -10 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	4.00%	6/13/11	1,900	10,823

Written swaptions (Premium received, $1,536,946)							191,200	1,722,628

Credit Default Swaption Contracts on Credit Indices

Type	Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -CDX.IG-15 5-Year Index	Bank of America NA	Sell	1.20%	12/15/10	2,000	8,460

Written credit default swaptions (Premium received, $11,100)						2,000	8,460

CDX.IG	- Credit Derivatives Index - Investment Grade
CPURNSA	- Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(11)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Bank of America NA	Pay	6-Month EUR- EURIBOR	2.00%	9/15/15	5,589	8,372	(33,670)	42,042
Barclays Bank PLC	Pay	6-Month EUR- EURIBOR	2.00%	9/15/15	5,044	7,555	(32,099)	39,654
Goldman Sachs Bank	Pay	BRL-BZDIOVRA	12.65%	1/2/14	591	26,797	6,547	20,250
HSBC Bank USA, NA**	Pay	MXN-TIIE-Banxico	7.33%	1/28/15	476	29,684	2,681	27,003
Morgan Stanley Capital Services Inc.	Pay	BRL-BZDIOVRA	12.59%	1/2/13	118	2,830	272	2,558
Morgan Stanley Capital Services Inc.	Pay	BRL-BZDIOVRA	12.51%	1/2/14	591	23,504	4,601	18,903
Morgan Stanley Capital Services Inc.	Pay	6-Month EUR- EURIBOR	2.00%	9/15/15	3,681	5,514	(17,338)	22,852
Royal Bank of Scotland PLC	Pay	3-Month CAD- CDOR	5.70%	12/18/24	3,110	107,085	(2,193)	109,278

Total					19,200	211,341	(71,199)	282,540

BRL	-Brazilian Real
BZDIOVRA	-Brazilian Interbank Deposit Rate Over
CAD	-Canadian Dollar
CDOR	-Canadian Deposit Offered Rate
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
MXN	-Mexican Peso
TIIE	-Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit Default Swap Contract on Corporate Issue - Buy Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Appreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	1.30%	500	4,032	4,032

Credit Default Swap Contracts on Corporate and Sovereign Issues - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Bank of America NA	Japan Government Bond	1.00%	3/20/15	0.50%	300	6,648	3,413	3,235
Barclays Bank PLC	Brazilian Government International Bond	1.00%	6/20/15	1.10%	500	(2,367)	(7,191)	4,824
Barclays Bank PLC	United Mexican States, Series A	1.00%	3/20/15	1.16%	400	(2,759)	(8,999)	6,240

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Barclays Bank PLC	United Mexican States, Series A	1.00%	9/20/15	1.20%	3,300	(31,381)	(44,617)	13,236
Citibank NA	Brazilian Government International Bond	1.00%	9/20/15	1.13%	1,000	(5,978)	(15,694)	9,716
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	1.16%	400	(2,759)	(9,184)	6,425
Deutsche Bank AG*	Brazilian Government International Bond	1.00%	6/20/15	1.10%	500	(2,367)	(4,780)	2,413
Deutsche Bank AG*	Japan Government Bond	1.00%	3/20/15	0.50%	700	15,511	8,131	7,380
Deutsche Bank AG*	United Mexican States, Series A	1.00%	3/20/15	1.16%	200	(1,380)	(4,592)	3,212
Deutsche Bank AG*	United Mexican States, Series A	1.00%	9/20/15	1.20%	3,000	(28,528)	(40,561)	12,033
Goldman Sachs International	Brazilian Government International Bond	1.00%	6/20/15	1.10%	500	(2,367)	(6,716)	4,349
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	2.15%	1,000	(52,729)	(64,375)	11,646
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.62%	2,200	38,502	20,327	18,175
HSBC Bank USA, NA**	Brazilian Government International Bond	1.00%	9/20/15	1.13%	1,200	(7,173)	(11,923)	4,750
Morgan Stanley Capital Services Inc.	Brazilian Government International Bond	1.00%	6/20/15	1.10%	500	(2,367)	(4,839)	2,472
Morgan Stanley Capital Services Inc.	Brazilian Government International Bond	1.00%	9/20/15	1.13%	4,900	(29,290)	(68,592)	39,302

Total					20,600	(110,784)	(260,192)	149,408

Credit Default Swap Contracts on Credit Indices - Sell Protection (a)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Bank of America NA	CDX.IG-15 5-Year Index	1.00%	12/20/15	3,800	(12,040)	(19,970)	7,930
Barclays Bank PLC	CDX.EM-13 Index	5.00%	6/20/15	6,000	734,424	769,300	(34,876)
Barclays Bank PLC	CDX.EM-14 Index	5.00%	12/20/15	1,400	184,680	176,300	8,380
Citibank NA	CDX.HY-15 Index	5.00%	12/20/15	600	(15,384)	(15,937)	553
Citibank NA	CDX.IG-15 5-Year Index	1.00%	12/20/15	1,500	(4,752)	(6,231)	1,479
Deutsche Bank AG*	CDX.EM-13 Index	5.00%	6/20/15	2,000	244,808	246,500	(1,692)
Deutsche Bank AG*	CDX.EM-14 Index	5.00%	12/20/15	800	105,532	103,150	2,382
Deutsche Bank AG*	CDX.IG-15 5-Year Index	1.00%	12/20/15	3,400	(10,772)	(13,827)	3,055

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Goldman Sachs International	CDX.IG-15 5-Year Index	1.00%	12/20/15	500	(1,584)	(2,362)	778
HSBC Bank USA, NA**	CDX.EM-13 Index	5.00%	6/20/15	3,100	379,452	363,590	15,862
HSBC Bank USA, NA**	CDX.EM-14 Index	5.00%	12/20/15	400	52,766	52,200	566
Morgan Stanley Capital Services Inc.	CDX.EM-13 Index	5.00%	6/20/15	1,900	232,567	214,250	18,317
Morgan Stanley Capital Services Inc.	CDX.EM-14 Index	5.00%	12/20/15	900	118,723	117,000	1,723
Morgan Stanley Capital Services Inc.	CDX.HY-14 Index	5.00%	6/20/15	4,500	(40,011)	(73,125)	33,114

Total				30,800	1,968,409	1,910,838	57,571

CDX.EM	- Credit Derivatives Index - Emerging Markets
CDX.HY	- Credit Derivatives Index - High Yield
CDX.IG	- Credit Derivatives Index - Investment Grade

*	At the period end, cash of $645,000 has been received as collateral for these open swap and swaption contracts.
**	At the period end, cash of $650,000 has been received as collateral for these open swap contracts.
(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SC PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(12)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$4,223,528	$—	$4,223,528
Collateralized Mortgage Obligations	—	20,571,004	—	20,571,004
Commercial Mortgage Backed Securities	—	9,048,436	—	9,048,436
Convertible Bonds (a)	—	2,838,375	—	2,838,375
Corporate Debt Obligations (a)	—	175,423,841	—	175,423,841
Foreign Government Agency Obligations	—	8,783,987	—	8,783,987
Foreign Government Obligations	—	7,950,245	—	7,950,245
Municipal Bonds	—	13,748,295	—	13,748,295
U.S. Treasury and U.S. Government Agency Obligations	309,932,263	165,391,831	—	475,324,094
Convertible Preferred Stocks (a)	201,200	—	—	201,200
Preferred Stocks (a)	—	6,055,155	—	6,055,155
Short Term Investments
U.S. Treasury and U.S. Government Agency Obligations	—	27,138,254	—	27,138,254
Mutual Funds	4,876,290	—	—	4,876,290

Total Short Term Investments	4,876,290	27,138,254	—	32,014,544

Total Investments	315,009,753	441,172,951	—	756,182,704

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	1,996,423	—	1,996,423
Futures Contracts	1,256,891	—	—	1,256,891
Swap Contracts	—	530,119	—	530,119

Total Financial Derivative Instruments	1,256,891	2,526,542	—	3,783,433

Other Financial Instruments
Forward Sales Contracts	—	3,125	—	3,125

Total Other Financial Instruments	$—	$3,125	$—	$3,125

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,665,282)	$—	$(1,665,282)
Swap Contracts	—	(36,568)	—	(36,568)
Written Option Contracts	(27,961)	(54,385)	—	(82,346)
Written Swaption Contracts	—	(1,731,088)	—	(1,731,088)

Total Financial Derivative Instruments	$(27,961)	$(3,487,323)	$—	$(3,515,284)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 98.0%
AEROSPACE & DEFENSE – 2.6%
Hexcel Corp.*		13,019	$231,608
TransDigm Group, Inc.		7,853	487,279

			718,887

AIR FREIGHT & LOGISTICS – 1.6%
Forward Air Corp.		8,038	208,988
HUB Group, Inc.*		8,038	235,192

			444,180

AIRLINES – 0.4%
Continental Airlines, Inc., Class B*		3,918	97,323

AUTO COMPONENTS – 1.4%
TRW Automotive Holdings Corp.*		9,204	382,518

BIOTECHNOLOGY – 3.5%
Acorda Therapeutics, Inc.*		6,035	199,276
BioMarin Pharmaceutical, Inc.*		11,508	257,204
Martek Biosciences Corp.*		9,744	220,507
United Therapeutics Corp.*		5,241	293,548

			970,535

CAPITAL MARKETS – 3.5%
Affiliated Managers Group, Inc.*		3,513	274,049
Federated Investors, Inc., Class B		7,184	163,508
Greenhill & Co., Inc.		3,008	238,595
optionsXpress Holdings, Inc.*		9,406	144,476
Stifel Financial Corp.*		3,234	149,702

			970,330

CHEMICALS – 0.6%
Calgon Carbon Corp.*		11,508	166,866

COMMERCIAL BANKS – 3.0%
City National Corp.		3,937	208,937
Cullen/Frost Bankers, Inc.		3,645	196,356
Huntington Bancshares, Inc.		33,946	192,474
SVB Financial Group*		5,886	249,095

			846,862

COMMERCIAL SERVICES & SUPPLIES – 2.0%
Corrections Corp of America*		10,514	259,485
Fuel Tech, Inc.*		12,433	77,955
Tetra Tech, Inc.*		9,978	209,239

			546,679

COMMUNICATIONS EQUIPMENT – 4.2%
Ciena Corp.*		14,032	218,478
F5 Networks, Inc.*		2,949	306,136
Finisar Corp.*		6,999	131,511
Harmonic, Inc.*		28,539	196,349
Polycom, Inc.*		11,629	317,239

			1,169,713

	Country Code**	Shares	Value
CONTAINERS & PACKAGING – 1.1%
Greif, Inc., Class A		5,339	$314,147

ELECTRIC UTILITIES – 1.0%
ITC Holdings Corp.		4,423	275,332

ELECTRICAL EQUIPMENT – 1.1%
Regal-Beloit Corp.		5,222	306,479

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.8%
Cogent, Inc.*		13,768	146,492
Coherent, Inc.*		4,424	177,004
Tech Data Corp.*		4,568	184,090

			507,586

ENERGY EQUIPMENT & SERVICES – 2.4%
Dril-Quip, Inc.*		3,645	226,391
FMC Technologies, Inc.*		3,524	240,654
Patterson-UTI Energy, Inc.		12,267	209,520

			676,565

FOOD PRODUCTS – 1.2%
Diamond Foods, Inc.		4,429	181,545
Ralcorp Holdings, Inc.*		2,507	146,609

			328,154

HEALTH CARE EQUIPMENT & SUPPLIES – 4.7%
American Medical Systems Holdings, Inc.*		11,405	223,310
Gen-probe, Inc.*		4,406	213,515
Insulet Corp.*		10,181	143,959
Meridian Bioscience, Inc.		8,925	195,279
NuVasive, Inc.*		3,898	136,976
Sirona Dental Systems, Inc.*		5,879	211,879
Zoll Medical Corp.*		6,038	194,846

			1,319,764

HEALTH CARE PROVIDERS & SERVICES – 4.4%
Chemed Corp.		5,339	304,163
Health Management Associates, Inc., Class A*		24,176	185,188
MEDNAX, Inc.*		4,423	235,746
PSS World Medical, Inc.*		9,330	199,475
Rehabcare Group, Inc.*		6,398	129,368
VCA Antech, Inc.*		8,928	188,291

			1,242,231

HEALTH CARE TECHNOLOGY – 1.8%
Allscripts Heathcare Solutions, Inc.*		15,030	277,604
Quality Systems, Inc.		3,445	228,438

			506,042

HOTELS, RESTAURANTS & LEISURE – 6.9%
Brinker International, Inc.		11,730	221,228
Buffalo Wild Wings, Inc.*		4,394	210,429
Choice Hotels International, Inc.		6,222	226,854
Darden Restaurants, Inc.		5,176	221,429

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Jack In The Box, Inc.*		11,508	$246,731
P.F. Chang’s China Bistro, Inc.		7,128	329,314
Penn National Gaming, Inc.*		8,683	257,104
WMS Industries, Inc.*		5,446	207,329

			1,920,418

HOUSEHOLD PRODUCTS – 0.9%
Church & Dwight Co., Inc.		4,081	265,020

INSURANCE – 1.4%
Brown & Brown, Inc.		6,983	140,987
ProAssurance Corp.*		4,287	246,888

			387,875

INTERNET SOFTWARE & SERVICES – 2.6%
GSI Commerce, Inc.*		7,590	187,473
Open Text Corp.*	CA	4,932	232,001
The Knot, Inc.*		14,750	134,668
VistaPrint NV*	NL	4,359	168,475

			722,617

IT SERVICES – 2.1%
Alliance Data Systems Corp.*		3,161	206,287
Global Payments, Inc.		4,423	189,702
SRA International, Inc.*		10,112	199,409

			595,398

LEISURE EQUIPMENT & PRODUCTS – 0.6%
Pool Corp.		8,402	168,628

LIFE SCIENCES TOOLS & SERVICES – 2.2%
Parexel International Corp.*		9,289	214,855
PerkinElmer, Inc.		9,553	221,056
Techne Corp.		3,096	191,116

			627,027

MACHINERY – 3.2%
Bucyrus International, Inc.		4,344	301,256
Kaydon Corp.		5,457	188,812
Lindsay Corp.		3,511	152,097
Wabtec Corp.		5,339	255,151

			897,316

MEDIA – 1.4%
DreamWorks Animation SKG, Inc., Class A*		5,644	180,100
National CineMedia, Inc.		11,967	214,209

			394,309

METALS & MINING – 0.6%
Carpenter Technology Corp.		5,339	179,978

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*		7,126	236,939

OIL, GAS & CONSUMABLE FUELS – 2.6%
Bill Barrett Corp.*		5,594	201,384
Carrizo Oil & Gas, Inc.*		8,192	196,116
Goodrich Petroleum Corp.*		6,843	99,703
SandRidge Energy, Inc.*		38,616	219,339

			716,542

	Country Code**	Shares	Value
PERSONAL PRODUCTS – 0.8%
Nu Skin Enterprises, Inc.		8,140	$234,432

PHARMACEUTICALS – 3.0%
Medicis Pharmaceutical Corp., Class A		8,457	250,750
Perrigo Co.		3,853	247,440
Valeant Pharmaceuticals International, Inc.	CA	13,180	330,159

			828,349

PROFESSIONAL SERVICES – 1.2%
Costar Group, Inc.*		6,996	340,775

REAL ESTATE INVESTMENT TRUSTS – 0.7%
BioMed Realty Trust, Inc.		11,639	208,571

ROAD & RAIL – 1.1%
Knight Transportation, Inc.		16,604	320,955

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.2%
Advanced Energy Industries, Inc.*		16,025	209,287
Cymer, Inc.*		3,630	134,600
Hittite Microwave Corp.*		4,929	234,867
Microsemi Corp.*		11,740	201,341
ON Semiconductor Corp.*		25,054	180,639
Power Integrations, Inc.		5,472	173,955
Semtech Corp.*		5,955	120,231
Volterra Semiconductor Corp.*		9,274	199,577

			1,454,497

SOFTWARE – 10.2%
ANSYS, Inc.*		4,904	207,194
Aspen Technology, Inc.*		17,811	184,700
Commvault Systems, Inc.*		9,291	241,845
Fair Issac Corp.		2,196	54,153
Informatica Corp.*		15,319	588,403
Lawson Software, Inc.*		30,129	255,193
MICROS Systems, Inc.*		6,573	278,235
Nice Systems, Ltd. ADR*	IL	8,926	279,294
Quest Software, Inc.*		11,900	292,621
SuccessFactors, Inc.*		11,133	279,550
Websense, Inc.*		10,912	193,579

			2,854,767

SPECIALTY RETAIL – 3.9%
Chico’s FAS, Inc.		14,244	149,847
Group 1 Automotive, Inc.*		7,037	210,266
Gymboree Corp.*		4,215	175,091
Tractor Supply Co.		6,092	241,609
Williams-Sonoma, Inc.		9,695	307,331

			1,084,144

TEXTILES, APPAREL & LUXURY GOODS – 2.4%
Maidenform Brands, Inc.*		7,635	220,270
Steven Madden Ltd.*		5,961	244,759
Warnaco Group, Inc.*		4,309	220,319

			685,348

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 0.6%
Watsco, Inc.		3,156	$175,726

WIRELESS TELECOMMUNICATION SERVICES – 1.3%
SBA Communications Corp.*		8,928	359,798

Total Common Stocks (Cost $24,100,608)			27,449,622

		Principal Amount (000)
SHORT TERM INVESTMENTS – 6.7%
REPURCHASE AGREEMENTS – 6.7%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $1,830,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $1,920,951, total to be received $1,878,448) (Amortized cost $1,878,447)		$1,878	1,878,447

TOTAL INVESTMENTS – 104.7% (Cost $25,979,055)			29,328,069
Liabilities in excess of other assets – (4.7)%			(1,310,811)

NET ASSETS – 100.0%			$28,017,258

ADR	American Depositary Receipt
CA	Canada
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

SC INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$27,449,622	$—	$—	$27,449,622
Short Term Investments
Repurchase Agreements	—	1,878,447	—	1,878,447

Total Investments	$27,449,622	$1,878,447	$—	$29,328,069

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 96.5%
AEROSPACE & DEFENSE – 1.1%
BAE Systems PLC	GB	125,500	$674,837
Bombardier, Inc.	CA	41,100	201,725

			876,562

AIRLINES – 0.5%
British Airways PLC*	GB	101,700	387,898

AUTO COMPONENTS – 0.7%
NGK SPARK PLUG Co., Ltd.	JP	20,000	267,609
Sumitomo Rubber Industries, Ltd.	JP	27,900	272,383

			539,992

AUTOMOBILES – 2.6%
Bayerische Motoren Werke AG	DE	12,100	848,520
Nissan Motor Co., Ltd.	JP	78,300	683,765
Renault SA*	FR	12,400	638,053
			2,170,338

BEVERAGES – 0.3%
Asahi Breweries, Ltd.	JP	13,000	260,062

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	53,000	540,285

CAPITAL MARKETS – 2.2%
Credit Suisse Group AG	CH	8,600	367,577
Deutsche Bank AG	DE	11,700	640,314
Macquarie Group, Ltd.	AU	9,600	336,545
UBS AG*	CH	27,421	465,458

			1,809,894

CHEMICALS – 2.8%
Agrium, Inc.	CA	7,000	525,221
Air Water, Inc.	JP	25,000	297,077
Arkema SA	FR	6,800	347,907
BASF SE	DE	6,700	422,483
Clariant AG*	CH	22,500	329,034
Nippon Shokubai Co., Ltd.	JP	21,000	182,630
Zeon Corp.	JP	29,000	240,393

			2,344,745

COMMERCIAL BANKS – 12.8%
Australia & New Zealand Banking Group, Ltd.	AU	39,000	892,628
Banco do Brasil SA	BR	8,100	153,814
Bank of China Ltd.	CN	182,000	95,939
Bank of Queensland Ltd.	AU	25,900	280,377
Barclays PLC	GB	182,000	856,567
Bendigo and Adelaide Bank Ltd.	AU	22,800	201,642
BNP Paribas	FR	17,519	1,245,965
Danske Bank A/S*	DK	23,500	566,995
DnB NOR ASA	NO	41,000	558,063
HSBC Holdings PLC	GB	80,125	811,851
KB Financial Group, Inc. ADR	KR	4,047	173,495
KBC GROEP NV*	BE	9,800	439,606

	Country Code**	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	JP	40,100	$186,858
National Australia Bank, Ltd.	AU	46,800	1,146,243
National Bank of Canada	CA	5,000	315,531
Societe Generale	FR	11,554	665,479
Sumitomo Mitsui Financial Group, Inc.	JP	21,800	635,093
Turkiye Garanti Bankasi AS	TR	36,100	209,630
Turkiye Is Bankasi, C Shares	TR	19,011	80,825
Turkiye Vakiflar Bankasi T.A.O.	TR	42,900	130,490
UniCredit SpA	IT	337,068	860,658

			10,507,749

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Rentokil Initial PLC*	GB	176,200	285,096
Toppan Printing Co., Ltd.	JP	35,000	273,778

			558,874

COMMUNICATIONS EQUIPMENT – 0.3%
Nokia Oyj	FI	28,500	286,344

COMPUTERS & PERIPHERALS – 1.4%
Fujitsu, Ltd.	JP	46,000	322,904
NEC Corp.	JP	69,000	183,493
Toshiba Corp.	JP	141,000	682,367

			1,188,764

CONSTRUCTION & ENGINEERING – 1.1%
Bouygues SA	FR	20,500	879,900

CONSTRUCTION MATERIALS – 0.3%
Boral Ltd.	AU	59,800	266,456

CONSUMER FINANCE – 0.5%
Orix Corp.	JP	5,750	439,447

CONTAINERS & PACKAGING – 0.7%
Amcor, Ltd.	AU	58,500	368,096
Smurfit Kappa Group PLC*	IE	20,600	207,814

			575,910

DISTRIBUTORS – 0.4%
Inchcape PLC*	GB	61,800	302,700

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Challenger Financial Services Group Ltd.	AU	70,400	287,831

DIVERSIFIED TELECOMMUNICATION SERVICES – 5.0%
BT Group PLC	GB	157,000	345,284
Deutsche Telekom AG	DE	16,800	229,828
France Telecom SA	FR	33,600	726,013
Nippon Telegraph & Telephone Corp.	JP	15,000	654,947
Telecom Corp. of New Zealand, Ltd.	NZ	114,582	171,661
Telecom Italia SpA	IT	421,200	588,556
Telecom Italia SpA RSP	IT	163,600	184,332
Telefonica SA	ES	32,800	812,241

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Telstra Corp., Ltd.	AU	146,200	$370,231

			4,083,093

ELECTRIC UTILITIES – 3.8%
E.ON AG	DE	33,300	981,921
Electricite de France	FR	12,400	534,852
Enel SpA	IT	47,928	255,471
Kyushu Electric Power Co., Inc.	JP	19,500	445,220
The Kansai Electric Power Co., Inc.	JP	16,800	407,925
The Tokyo Electric Power Co., Inc.	JP	22,000	536,560

			3,161,949

ELECTRICAL EQUIPMENT – 0.3%
Sumitomo Electric Industries Ltd.	JP	17,400	212,185

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.3%
AU Optronics Corp. ADR*	TW	7,374	77,132
Hitachi, Ltd.	JP	41,000	179,265

			256,397

ENERGY EQUIPMENT & SERVICES – 0.8%
Compagnie Generale de Geophysique-Veritas*	FR	16,400	359,953
Petroleum Geo-Services ASA*	NO	24,650	281,030

			640,983

FOOD & STAPLES RETAILING – 2.1%
Aeon Co., Ltd.	JP	21,800	233,982
Carrefour SA	FR	3,600	193,437
Casino Guichard-Perrachon SA	FR	3,210	293,895
Delhaize Group	BE	7,600	551,189
Koninklijke Ahold NV	NL	36,600	493,361

			1,765,864

FOOD PRODUCTS – 1.7%
Ajinomoto Co., Inc.	JP	27,000	264,243
Nestle SA	CH	17,116	911,843
Premier Foods PLC*	GB	218,000	55,718
Tate & Lyle PLC	GB	27,500	201,656

			1,433,460

GAS UTILITIES – 0.5%
Tokyo Gas Co., Ltd.	JP	87,000	394,981

HEALTH CARE PROVIDERS & SERVICES – 0.4%
Medipal Holdings Corp.	JP	26,600	338,076

HOTELS, RESTAURANTS & LEISURE – 0.5%
Mitchells & Butlers PLC*	GB	39,925	182,196
Thomas Cook Group PLC	GB	42,500	114,699
Tui Travel PLC	GB	40,000	134,721

			431,616

HOUSEHOLD DURABLES – 2.0%
Electrolux AB, Series B	SE	18,100	445,763
Sharp Corp.	JP	52,000	517,633

	Country Code**	Shares	Value
Sony Corp.	JP	22,800	$704,921

			1,668,317

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.4%
Drax Group PLC	GB	50,000	301,063

INDUSTRIAL CONGLOMERATES – 0.9%
Cookson Group PLC*	GB	36,400	312,779
Koninklijke Philips Electronics NV	NL	6,820	214,351
Siemens AG	DE	1,900	200,557

			727,687

INSURANCE – 4.3%
Allianz SE	DE	10,150	1,147,087
Aviva PLC	GB	101,700	637,284
Insurance Australia Group, Ltd.	AU	68,000	239,240
Legal & General Group PLC	GB	257,200	418,177
Muenchener Rueckversicherungs AG	DE	4,950	685,606
Old Mutual PLC	GB	193,600	422,127

			3,549,521

IT SERVICES – 1.1%
Cap Gemini SA	FR	11,600	581,944
Logica PLC	GB	171,500	341,611

			923,555

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Namco Bandai Holdings, Inc.	JP	10,600	98,280

MACHINERY – 1.2%
Cargotec Oyj, B Shares	FI	6,500	280,898
Charter International PLC	JE	26,200	285,633
Vallourec SA	FR	4,058	403,122

			969,653

MEDIA – 1.5%
Informa PLC	JE	61,300	403,384
Vivendi	FR	30,870	843,775

			1,247,159

METALS & MINING – 7.5%
BHP Billiton PLC	GB	17,900	569,412
BHP Billiton, Ltd.	AU	5,000	188,042
JFE Holdings, Inc.	JP	15,800	483,198
Kazakhmys PLC	GB	19,900	453,908
KGHM Polska Miedz SA	PL	3,000	121,059
Lundin Mining Corp.*	CA	71,400	356,688
Mitsubishi Materials Corp.*	JP	123,000	353,618
Rio Tinto PLC	GB	26,300	1,537,318
ThyssenKrupp AG	DE	18,700	609,787
Vale SA ADR	BR	4,100	113,775
Xstrata PLC	GB	72,640	1,389,862

			6,176,667

MULTI-LINE RETAIL – 1.4%
Marks & Spencer Group PLC	GB	93,000	566,990
PPR	FR	3,400	550,412

			1,117,402

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
MULTI-UTILITIES – 0.2%
RWE AG	DE	2,670	$180,356

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	287,650

OIL, GAS & CONSUMABLE FUELS – 9.2%
BP PLC	GB	231,300	1,554,407
China Petroleum & Chemical Corp.	CN	142,000	125,916
Eni SpA	IT	16,500	356,074
Gazprom OAO ADR	RU	3,700	77,515
JX Holdings, Inc.	JP	92,900	538,615
Lukoil ADR	RU	2,100	119,070
Nexen, Inc.	CA	26,939	541,974
OMV AG	AT	10,900	408,040
Penn West Energy Trust	CA	23,968	480,338
Royal Dutch Shell PLC, A Shares	GB	69,000	2,087,286
Suncor Energy, Inc.	CA	14,596	475,232
Total SA	FR	14,400	742,143
Yanzhou Coal Mining Co. Ltd.	CN	44,000	107,975

			7,614,585

PAPER & FOREST PRODUCTS – 0.7%
Mondi PLC	GB	42,000	339,456
Oji Paper Co., Ltd.	JP	55,000	243,112

			582,568

PHARMACEUTICALS – 7.5%.
Astellas Pharma, Inc.	JP	5,200	187,806
AstraZeneca PLC	GB	25,100	1,274,955
Bayer AG	DE	13,200	920,439
GlaxoSmithKline PLC	GB	39,700	782,365
Novartis AG	CH	24,050	1,379,146
Roche Holding AG	CH	3,800	518,964
Sanofi-Aventis SA	FR	16,300	1,086,050

			6,149,725

PROFESSIONAL SERVICES – 0.3%
Randstad Holding NV*	NL	5,911	268,539

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.3%
Great Eagle Holdings Ltd.	BM	66,000	200,326
Lend Lease Group	AU	14,000	102,976
Mitsui Fudosan Co., Ltd.	JP	34,000	573,455
New World Development, Ltd.	HK	188,939	379,882
NTT Urban Development Corp.	JP	314	264,049
Sumitomo Realty & Development Co., Ltd.	JP	20,000	413,273

			1,933,961

ROAD & RAIL – 1.6%
Central Japan Railway Co.	JP	34	250,072
East Japan Railway Co.	JP	7,900	476,953
FirstGroup PLC	GB	43,700	249,056
West Japan Railway Co.	JP	87	312,024

			1,288,105

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Samsung Electronics Co., Ltd. GDR	KR	750	$257,250

SPECIALTY RETAIL – 0.5%
Esprit Holdings Ltd.	BM	77,207	418,432

TOBACCO – 2.6%
British American Tobacco PLC	GB	21,800	813,162
Imperial Tobacco Group PLC	GB	21,800	649,639
Japan Tobacco, Inc.	JP	196	652,473

			2,115,274

TRADING COMPANIES & DISTRIBUTORS – 3.3%
ITOCHU Corp.	JP	46,000	420,987
Mitsubishi Corp.	JP	31,300	742,756
Mitsui & Co., Ltd.	JP	49,700	739,427
Noble Group Ltd.	BM	262,727	377,579
Rexel SA*	FR	25,500	456,611

			2,737,360

WIRELESS TELECOMMUNICATION SERVICES – 2.4%
KDDI Corp.	JP	90	430,702
Vodafone Group PLC	GB	623,800	1,539,465

			1,970,167

Total Common Stocks (Cost $72,493,491)			79,525,631

EQUITY LINKED SECURITIES – 0.4%
COMMERCIAL BANKS – 0.1%
Hana Financial Group, Inc. (Deutsche Bank AG), expires 11/18/19*(1)	DE	3,400	100,640

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%+
AU Optronics Corp., (Credit Suisse Group AG), expires 2/17/12*	CH	19,947	20,745

METALS & MINING – 0.2%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14*(1)		7,300	106,779

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.1%
United Microelectronics Corp., (JP Morgan Chase & Co.), expires 9/29/14*(1)		202,400	89,056

Total Equity Linked Securities (Cost $316,814)			317,220

SHORT TERM INVESTMENTS – 1.6%
MUTUAL FUNDS – 1.6%
AllianceBernstein Government Short Term Investment Fund (Cost $1,354,665)		1,354,665	1,354,665

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 98.5% (Cost $74,164,970)	$81,197,516
Other assets less liabilities – 1.5%	1,204,718

NET ASSETS – 100.0%	$82,402,234

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IT	Italy
JE	Jersey
JP	Japan
KR	Korea, Republic of
NL	Netherlands
NO	Norway
NZ	New Zealand
PL	Poland
RU	Russia
SE	Sweden
TR	Turkey
TW	Taiwan, Province of China

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $296,475, representing 0.4% of net assets.

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Great Britain	25.0%
Japan	21.6
France	12.8
Germany	8.5
Australia	5.7
Switzerland	4.8
Canada	3.5
Italy	2.7
Other (individually less than 2%)	13.9

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $48,200 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Long	DJ Euro Stoxx 50 Index December Futures	12/17/10	14	534,419	522,561	(11,858)
Long	Topix Index December Futures	12/10/10	3	293,162	297,017	3,855

Net unrealized depreciation						(8,003)

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
State Street Bank	CAD	252,000	USD	238,727	11/15/10	(5,958)
State Street Bank	CAD	712,000	USD	678,270	11/15/10	(13,062)

Net unrealized depreciation						(19,020)

CAD	- Canadian Dollar
USD	- United States Dollar

SC ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$79,525,631	$—	$—	$79,525,631
Equity Linked Securities (a)	—	317,220	—	317,220
Short Term Investments
Mutual Funds	1,354,665	—	—	1,354,665

Total Investments	80,880,296	317,220	—	81,197,516

Financial Derivative Instruments
Futures Contracts	3,855	—	—	3,855

Total Financial Derivative Instruments	$3,855	$—	$—	$3,855

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(19,020)	$—	$(19,020)
Futures Contracts	(11,858)	—	—	(11,858)

Total Financial Derivative Instruments	$(11,858)	$(19,020)	$—	$(30,878)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

During the period ended September 30, 2010, SC AllianceBernstein International Value Fund had securities with a total value of $52,952,927 transferred from Level 2 to Level 1 as a result of the fair value pricing techniques for international equities utilized by the Fund. The Fund recognizes transfers between the fair value measurement levels as of the beginning of the period.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.2%
Bank of America Credit Card Trust, Series 2007-A2, Class A2 0.28%, 6/17/13(1)		$490	$489,806
Bank of America Credit Card Trust, Series 2008-A5, Class A5 1.46%, 12/16/13(1)		143	144,142
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29%, 5/15/13(1)		207	206,149

Total Asset Backed Securities (Cost $833,581)			840,097

CORPORATE DEBT OBLIGATIONS – 0.3%
BANKS – 0.2%
Suncorp-Metway Ltd. 0.67%, 12/17/10(1)(2)	AU	650	650,293

TELECOMMUNICATIONS – 0.1%
Verizon Wireless Capital LLC 2.95%, 5/20/11(1)		395	401,577

Total Corporate Debt Obligations (Cost $1,045,000)			1,051,870

FOREIGN GOVERNMENT OBLIGATIONS – 10.4%
Deutsche Bundesrepublik Inflation Linked Bond 1.50%, 4/15/16	DE	11,650	17,049,005
France Government Bond 1.60%, 7/25/15	FR	11,986	17,493,228
Hellenic Republic Government Bond 2.30%, 7/25/30	GR	748	504,204

Total Foreign Government Obligations (Cost $33,582,319)			35,046,437

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 75.7%
Federal Home Loan Mortgage Corp. 4.00%, 9/1/40		25,600	26,280,276
Federal National Mortgage Association 4.00%, 10/1/40		25,600	26,344,276
Government National Mortgage Association 4.00%, 9/20/40		25,400	26,296,244
U.S. Treasury Inflation Indexed Bonds 0.50%, 4/15/15		8,118	8,337,786
1.25%, 4/15/14		15,241	16,034,955
1.25%, 7/15/20		5,444	5,712,262
1.38%, 7/15/18(4)		5,207	5,569,436
1.38%, 1/15/20		3,848	4,089,301

Country Code*	Principal Amount (000)	Value
1.63%, 1/15/15	$156	$167,160
1.63%, 1/15/18	3,720	4,036,222
1.75%, 1/15/28	16,586	17,579,570
1.88%, 7/15/13	4,465	4,745,981
1.88%, 7/15/15	4,481	4,871,377
1.88%, 7/15/19	10,833	12,007,851
2.00%, 4/15/12	2,611	2,701,229
2.00%, 7/15/14	1,446	1,563,628
2.00%, 1/15/16	13,376	14,659,746
2.00%, 1/15/26	6,366	7,000,533
2.13%, 2/15/40	15,772	17,624,496
2.38%, 1/15/17	8,968	10,109,062
2.38%, 1/15/25	8,470	9,739,336
2.38%, 1/15/27	6,915	7,982,514
2.50%, 7/15/16	51	57,460
2.50%, 1/15/29	4,356	5,138,900
3.00%, 7/15/12	3,250	3,450,591
3.38%, 1/15/12	589	617,144
3.38%, 4/15/32	1,027	1,386,651
3.50%, 1/15/11	1,015	1,023,721
3.63%, 4/15/28	257	344,358
3.88%, 4/15/29(3)	7,533	10,474,927

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $247,229,293)		255,946,993

	Shares
SHORT TERM INVESTMENTS – 13.4%
MUTUAL FUNDS – 13.4%
BlackRock Liquidity Funds TempFund	22,679,041	22,679,041
State Street Institutional U.S. Government Money Market Fund	22,679,041	22,679,041

Total Short Term Investments (Cost $45,358,082)		45,358,082

TOTAL INVESTMENTS – 100.0% (Cost $328,048,275)		338,243,479
Liabilities in excess of other assets – 0.0%+		(51,868)

NET ASSETS – 100.0%		$338,191,611

AU	Australia
DE	Germany
FR	France
GR	Greece

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $650,293, representing 0.2% of net assets.
(3)	Security (or a portion thereof) has been pledged as collateral for open swap and swaption contracts. At the period end, the value of securities pledged amounted to $304,289.

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,000,336 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Aggregate Face Value ($)	Aggregate Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)
Short	German Euro-Bobl December Futures	12/8/10	235	38,386,350	38,639,081	(252,731)
Long	U.S. Treasury 10 Year Note December Futures	12/21/10	310	38,820,511	39,074,532	254,021
Long	U.S. Treasury 2 Year Note December Futures	12/31/10	131	28,719,919	28,752,453	32,534
Short	U.S. Treasury 30 Year Bond December Futures	12/21/10	11	1,476,385	1,470,906	5,479
Short	U.S. Treasury 5 Year Note December Futures	12/31/10	700	83,978,303	84,607,032	(628,729)
Short	Ultra Long U.S. Treasury Bond December Futures	12/21/10	7	986,993	988,969	(1,976)

Net unrealized depreciation						(591,402)

(5)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
UBS AG	EUR	25,280,000	USD	33,007,666	11/17/10	(1,443,159)

EUR	- Euro
USD	- United States Dollar

(6)	At the period end, open written option contracts were as follows:

Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC -10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	2.28%	12/14/10	5,100	24,905
Put	OTC -10 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.28%	12/14/10	5,100	12,358

Written swaptions (Premium received, $53,550)							10,200	37,263

LIBOR	- London Interbank Offered Rate
OTC	- Over the Counter
USD	- United States Dollar

(7)	At the period end, open swap contracts were as follows:

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC*	Receive	3-Month USD-LIBOR	2.12%	7/16/15	18,000	(566,631)	(566,631)
Citibank NA	Receive	3-Month USD-LIBOR	0.79%	7/26/12	11,400	(47,347)	(47,347)
Citibank NA	Pay	3-Month USD-LIBOR	2.26%	6/21/15	19,600	755,086	755,086

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(Continued)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	Receive	3-Month USD- LIBOR	3.58%	5/12/20	8,000	(746,022)	(746,022)
Citibank NA	Receive	3-Month USD- LIBOR	3.59%	12/14/19	500	(47,869)	(47,869)
Citibank NA	Receive	3-Month USD- LIBOR	4.26%	8/26/20	3,300	(505,675)	(505,675)
Deutsche Bank AG	Receive	3-Month USD- LIBOR	0.83%	7/27/12	21,000	(99,222)	(99,222)
Deutsche Bank AG	Receive	3-Month USD- LIBOR	3.64%	3/8/20	6,900	(683,516)	(683,516)
Deutsche Bank AG	Pay	3-Month USD- LIBOR	3.69%	2/9/20	6,400	663,820	663,820
Deutsche Bank AG	Pay	3-Month USD- LIBOR	3.75%	5/4/20	9,900	1,073,468	1,073,468
Deutsche Bank AG	Receive	3-Month USD- LIBOR	3.94%	4/9/20	7,500	(936,931)	(936,931)

Total					112,500	(1,140,839)	(1,140,839)

Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Appreciation ($)
Receive	Barclays Bank PLC*	Barclays Capital Inflation Linked Index	349,756	1-Month USD-LIBOR	84,578	10/21/10	1,049,268	1,049,268

*	At the period end, the broker pledged a security with a fair value of $723,006 to the Fund as collateral for these open swap contracts.

LIBOR	- London Interbank Offered Rate
USD	- United States Dollar

SC BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(8)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$840,097	$—	$840,097
Corporate Debt Obligations (a)	—	1,051,870	—	1,051,870
Foreign Government Obligations	—	35,046,437	—	35,046,437
U.S. Treasury and U.S. Government Agency Obligations	177,026,197	78,920,796	—	255,946,993
Short Term Investments
Mutual Funds	45,358,082	—	—	45,358,082

Total Investments	222,384,279	115,859,200	—	338,243,479

Financial Derivative Instruments
Futures Contracts	292,034	—	—	292,034
Swap Contracts	—	3,541,642	—	3,541,642

Total Financial Derivative Instruments	$292,034	$3,541,642	$—	$3,833,676

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,443,159)	$—	$(1,443,159)
Futures Contracts	(883,436)	—	—	(883,436)
Swap Contracts	—	(3,633,213)	—	(3,633,213)
Written Swaption Contracts	—	(37,263)	—	(37,263)

Total Financial Derivative Instruments	$(883,436)	$(5,113,635)	$—	$(5,997,071)

†	See Note 2b in the Notes to Portfolios of Investments for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

SC IBBOTSON MODERATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.9%
MFS International Growth Portfolio	2,165,723	$27,439,716
MFS Research International Portfolio	1,084,847	13,723,319
MFS Value Portfolio	2,907,907	36,988,581
SC AllianceBernstein International Value Fund	2,166,351	20,645,325
SC BlackRock Inflation Protected Bond Fund	8,051,314	86,873,681
SC Columbia Small Cap Value Fund	1,081,242	10,369,111
SC Davis Venture Value Fund	3,236,320	35,340,609
SC Goldman Sachs Mid Cap Value Fund	4,037,104	34,194,272
SC Goldman Sachs Short Duration Fund	12,287,824	127,424,732
SC Lord Abbett Growth & Income Fund	2,263,508	16,908,404
SC Oppenheimer Large Cap Core Fund	2,414,453	20,402,129
SC PIMCO High Yield Fund	3,387,483	33,298,955
SC PIMCO Total Return Fund	7,382,993	87,119,323
SC WMC Blue Chip Mid Cap Fund	1,422,768	18,794,761
SC WMC Large Cap Growth Fund	3,664,630	31,369,234
Sun Capital Investment Grade Bond Fund	8,129,562	77,312,138

Total Investment Companies (Cost $632,409,291)		678,204,290

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.1%
REPURCHASE AGREEMENTS – 0.1%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $680,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $713,796, total to be received $698,840) (Amortized cost $698,840)	$699	698,840

TOTAL INVESTMENTS – 100.0% (Cost $633,108,131)		678,903,130
Other assets less liabilities – 0.0%+		271,882

NET ASSETS – 100.0%		$679,175,012

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON MODERATE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$678,204,290	$—	$—	$678,204,290
Short Term Investments
Repurchase Agreements	—	698,840	—	698,840

Total Investments	$678,204,290	$698,840	$—	$678,903,130

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.8%
MFS Emerging Markets Equity Portfolio	1,477,791	$24,206,214
MFS International Growth Portfolio	5,685,817	72,039,304
MFS Research International Portfolio	2,841,005	35,938,716
MFS Value Portfolio	8,460,758	107,620,848
SC AllianceBernstein International Value Fund	3,772,097	35,948,082
SC BlackRock Inflation Protected Bond Fund	7,757,872	83,707,441
SC Columbia Small Cap Value Fund	2,231,045	21,395,722
SC Davis Venture Value Fund	7,940,508	86,710,342
SC Goldman Sachs Mid Cap Value Fund	7,107,092	60,197,073
SC Goldman Sachs Short Duration Fund	12,755,156	132,270,972
SC Invesco Small Cap Growth Fund	1,266,520	12,209,256
SC Lord Abbett Growth & Income Fund	4,787,925	35,765,799
SC Oppenheimer Large Cap Core Fund	7,091,638	59,924,345
SC PIMCO High Yield Fund	4,908,017	48,245,808
SC PIMCO Total Return Fund	11,238,737	132,617,091
SC WMC Blue Chip Mid Cap Fund	2,734,881	36,127,783
SC WMC Large Cap Growth Fund	8,819,713	75,496,745
Sun Capital Global Real Estate Fund	3,328,208	36,310,750
Sun Capital Investment Grade Bond Fund	11,438,219	108,777,463

Total Investment Companies (Cost $1,121,468,458)		1,205,509,754

Principal Amount (000)
SHORT TERM INVESTMENTS – 0.3%
REPURCHASE AGREEMENTS – 0.3%
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $2,895,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $3,038,882, total to be received $2,978,688) (Amortized cost $2,978,687)	$2,979	2,978,687

Value
TOTAL INVESTMENTS – 100.1% (Cost $1,124,447,145)	$1,208,488,441
Liabilities in excess of other assets – (0.1)%	(1,004,832)

NET ASSETS – 100.0%	$1,207,483,609

(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$1,205,509,754	$—	$—	$1,205,509,754
Short Term Investments
Repurchase Agreements	—	2,978,687	—	2,978,687

Total Investments	$1,205,509,754	$2,978,687	$—	$1,208,488,441

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 100.1%
MFS Emerging Markets Equity Portfolio	706,867	$11,578,481
MFS International Growth Portfolio	3,555,102	45,043,140
MFS Research International Portfolio	1,768,303	22,369,029
MFS Value Portfolio	4,392,608	55,873,968
SC AllianceBernstein International Value Fund	2,409,588	22,963,378
SC BlackRock Inflation Protected Bond Fund	2,001,746	21,598,842
SC Columbia Small Cap Value Fund	1,010,532	9,691,003
SC Davis Venture Value Fund	5,081,584	55,490,893
SC Goldman Sachs Mid Cap Value Fund	3,525,043	29,857,113
SC Goldman Sachs Short Duration Fund	1,030,105	10,682,193
SC Invesco Small Cap Growth Fund	598,471	5,769,262
SC Lord Abbett Growth & Income Fund	3,617,298	27,021,219
SC Oppenheimer Large Cap Core Fund	4,524,085	38,228,520
SC Oppenheimer Main Street Small Cap Fund	619,518	7,081,096
SC PIMCO Total Return Fund	4,553,710	53,733,783
SC WMC Blue Chip Mid Cap Fund	1,211,121	15,998,909
SC WMC Large Cap Growth Fund	6,218,173	53,227,562
Sun Capital Global Real Estate Fund	2,590,617	28,263,631
Sun Capital Investment Grade Bond Fund	3,908,424	37,169,112

Total Investment Companies (Cost $492,537,880)		551,641,134

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.0%+
REPURCHASE AGREEMENTS – 0.0%+
State Street Bank and Trust Company, 0.01%, dated 9/30/10, due 10/1/10 (collateralized by $180,000 U.S. Treasury Note, 2.125%, 5/31/15, with a value of $188,946, total to be received $181,793) (Amortized cost $181,793)	$182	181,793

Value
TOTAL INVESTMENTS – 100.1% (Cost $492,719,673)	$551,822,927
Liabilities in excess of other assets – (0.1)%	(427,293)

NET ASSETS – 100.0%	$551,395,634

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.

SC IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$551,641,134	$—	$—	$551,641,134
Short Term Investments
Repurchase Agreements	—	181,793	—	181,793

Total Investments	$551,641,134	$181,793	$—	$551,822,927

†	See Note 2b in the Notes to Portfolios of Investments for additional information.

Notes to Portfolios of Investments (Unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty funds (each referred to as a “Fund” and, collectively, as “the Funds”), which are offered only to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. Three of the Funds (Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund) are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (“Sun Capital”).

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for the Global Real Estate Fund and BlackRock Inflation Protected Bond Fund, which are not classified as diversified mutual funds. Each Fund offers Initial Class Shares and Service Class Shares. The Funds are:

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”)

SC Oppenheimer Large Cap Core Fund (“Oppenheimer Large Cap Core Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Ibbotson Moderate Fund (“Ibbotson Moderate Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of September 30, 2010 is available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – FAIR VALUATION

a)	Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b)	Valuation of Investments

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts. Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. U.S. Government and agency securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing net asset value per share as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and certain options on futures contracts are valued at the settlement price determined by the relevant exchange. Swap contracts and OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and foreign equities, listed derivatives (such as warrants, rights, futures, options), investments in publicly-traded mutual funds with quoted market prices and certain over the counter actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government Agency obligations, municipal bonds, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, corporate debt obligations, loan assignments and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts and equity-linked securities; and certain foreign exchange traded equity securities fair valued by a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds, and the movements of certain indexes of securities based on a statistical analysis of the historical relationship.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations are securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2010 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the period ended September 30, 2010, there were no significant changes to valuation techniques described above and the related inputs.

c)	Derivative Instruments

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk).

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Asset Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
Goldman Sachs Mid Cap Value	Futures Contracts	$—	$—	$—	$147,745	$147,745

	Total Value	$—	$—	$—	$147,745	$147,745

Goldman Sachs Short Duration	Futures Contracts	$419,185	$—	$—	$—	$419,185

	Total Value	$419,185	$—	$—	$—	$419,185

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$113,471	$—	$—	$113,471
	Futures Contracts	457,913	—	—	—	457,913
	Swap Contracts	—	—	312,617	—	312,617

	Total Value	$457,913	$113,471	$312,617	$—	$884,001

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$1,996,423	$—	$—	$1,996,423
	Futures Contracts	1,256,891	—	—	—	1,256,891
	Swap Contracts	282,540	—	247,579	—	530,119

	Total Value	$1,539,431	$1,996,423	$247,579	$—	$3,783,433

AllianceBernstein International Value	Futures Contracts	$—	$—	$—	$3,855	$3,855

	Total Value	$—	$—	$—	$3,855	$3,855

BlackRock Inflation Protected Bond	Futures Contracts	$292,034	$—	$—	$—	$292,034
	Swap Contracts	3,541,642	—	—	—	3,541,642

	Total Value	$3,833,676	$—	$—	$—	$3,833,676

Liability Derivatives

Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
Goldman Sachs Short Duration	Futures Contracts	$(1,117,273)	$—	$—	$—	$(1,117,273)

	Total Value	$(1,117,273)	$—	$—	$—	$(1,117,273)

PIMCO High Yield	Forward Foreign Currency Exchange Contracts	$—	$(539,308)	$—	$—	$(539,308)
	Swap Contracts	—	—	(1,019)	—	(1,019)

	Total Value	$—	$(539,308)	$(1,019)	$—	$(540,327)

PIMCO Total Return	Forward Foreign Currency Exchange Contracts	$—	$(1,665,282)	$—	$—	$(1,665,282)
	Swap Contracts	—	—	(36,568)	—	(36,568)
	Written Option Contracts	(1,804,974)	—	(8,460)	—	(1,813,434)

	Total Value	$(1,804,974)	$(1,665,282)	$(45,028)	$—	$(3,515,284)

AllianceBernstein International Value	Forward Foreign Currency Exchange Contracts	$—	$(19,020)	$—	$—	$(19,020)
	Futures Contracts	—	—	—	(11,858)	(11,858)

	Total Value	$—	$(19,020)	$—	$(11,858)	$(30,878)

BlackRock Inflation Protected Bond	Forward Foreign Currency Exchange Contracts	$—	$(1,443,159)	$—	$—	$(1,443,159)
	Futures Contracts	(883,436)	—	—	—	(883,436)
	Swap Contracts	(3,633,213)	—	—	—	(3,633,213)
	Written Option Contracts	(37,263)	—	—	—	(37,263)

	Total Value	$(4,553,912)	$(1,443,159)	$—	$—	$(5,997,071)

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report to Shareholders.

NOTE 3 – FEDERAL INCOME TAX COST

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2010 were as follows:

Fund	Identified Tax Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Investment Grade Bond	$427,756,269	$13,404,912	$(1,667,592)	$11,737,320
Money Market	196,448,796	—	—	—
Global Real Estate	197,654,856	51,757,014	(6,414,159)	45,342,855
Davis Venture Value	389,047,573	56,822,298	(4,651,620)	52,170,678
Oppenheimer Main Street Small Cap	151,789,699	31,384,856	(4,560,852)	26,824,004
Oppenheimer Large Cap Core	127,784,193	9,450,501	(3,282,083)	6,168,418
WMC Large Cap Growth	185,827,965	26,756,634	(5,044,132)	21,712,502
WMC Blue Chip Mid Cap	132,106,174	22,703,241	(2,362,678)	20,340,563
Lord Abbett Growth & Income	443,901,654	101,675,813	(5,710,623)	95,965,190
Goldman Sachs Mid Cap Value	221,048,670	43,770,633	(3,736,359)	40,034,274
Goldman Sachs Short Duration	1,103,718,259	18,390,926	(193,411)	18,197,515
Columbia Small Cap Value	54,354,920	1,856,277	(4,612,770)	(2,756,493)
PIMCO High Yield	142,884,202	15,850,923	(417,138)	15,433,785
PIMCO Total Return	733,978,255	22,932,027	(727,578)	22,204,449
Invesco Small Cap Growth	25,979,055	3,865,789	(516,775)	3,349,014
AllianceBernstein International Value	74,164,970	9,014,330	(1,981,784)	7,032,546
BlackRock Inflation Protected Bond	328,048,275	10,390,382	(195,178)	10,195,204
Ibbotson Moderate	633,108,131	45,794,999	—	45,794,999
Ibbotson Balanced	1,124,447,145	84,041,296	—	84,041,296
Ibbotson Growth	492,719,673	59,103,254	—	59,103,254

NOTE 4 – INVESTMENT TRANSACTIONS IN WRITTEN OPTIONS AND SWAPTIONS

Transactions in options and swaptions written during the nine months ended September 30, 2010 were as follows:

PIMCO High Yield Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	8	$26,100,000	$236,692
Written	—	—	—
Bought back	(8)	(16,100,000)	(149,307)
Expired	—	(10,000,000)	(87,385)
Exercised	—	—	—

End of period	—	$—	$—

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	2,200,314	$87,900,000	$997,851
Written	13,100,509	322,000,000	2,677,189
Bought back	(2,200,496)	(99,000,000)	(1,105,506)
Expired	(13,100,223)	(113,300,000)	(940,787)
Exercised	(22)	—	—

End of period	82	$197,600,000	$1,628,747

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	270	$6,600,000	$391,727
Written	—	10,200,000	53,550
Bought back	(270)	—	(66,677)
Expired	—	(6,600,000)	(325,050)
Exercised	—	—	—

End of period	—	$10,200,000	$53,550

NOTE 5 – SUBSEQUENT EVENTS

Effective November 15, 2010, BlackRock Investment Management, LLC replaced OppenheimerFunds, Inc. as subadviser to the SC Oppenheimer Main Street Small Cap Fund (the “Fund”). Also effective November 15, 2010, the name of the Fund was changed to SC BlackRock Small Cap Index Fund. In connection with this change, the Fund changed its investment goal and investment strategy from an active to a passive management approach, and will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index.

Effective November 15, 2010, BlackRock Investment Management, LLC replaced OppenheimerFunds, Inc. as subadviser to the SC Oppenheimer Large Cap Core Fund (the “Fund”). Also effective November 15, 2010, the name of the Fund was changed to SC BlackRock Large Cap Index Fund. In connection with this change, the Fund changed its investment goal and investment strategy from an active to a passive management approach, and will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor’s® 500 Index.

Effective November 15, 2010, the name of the SC Ibbotson Moderate Fund was changed to SC Ibbotson Conservative Fund.

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2010 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: November 23, 2010

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: November 23, 2010

*	Print name and title of each signing officer under his or her signature.